NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account 9:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Variable Account 9 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Discovery Large Cap Fund: Series I (OVGR)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series II (OVIGS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class (WRCEP)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class (WRI2P)1

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class (WRSCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class (WRSCV)1

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 16, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 21, 2024 (inception) to December 31, 2024.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 28, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 8, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 9, 2024 (inception) to December 31, 2024.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 16, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 26, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from August 2, 2024 (inception) to December 31, 2024.

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from September 17, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)

New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from November 11, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from November 25, 2024 (inception) to December 31, 2024.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 21, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 27, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
ALVGIA	40	$1,325	$1,274	$-	$1,274	$1	$1,273	$1,273	$-	$1,273
ALVGIB	15,619	441,097	481,858	90	481,948	-	481,948	471,427	10,521	481,948
ALVIVB	6,696	128,579	139,408	-	139,408	5	139,403	139,403	-	139,403
ALVPGB	7,795	560,716	635,107	-	635,107	7	635,100	635,100	-	635,100
ALVSVB	167,223	2,938,214	2,724,055	3,762	2,727,817	-	2,727,817	2,547,384	180,433	2,727,817
SVOF	1,286	33,352	33,044	-	33,044	7,816	25,228	-	25,228	25,228
WFVSCG	298	2,755	2,859	421	3,280	-	3,280	-	3,280	3,280
AMVBC4	142,088	2,290,266	2,493,652	-	2,493,652	11	2,493,641	2,493,641	-	2,493,641
AMVCB4	30,628	413,218	442,879	-	442,879	6	442,873	442,873	-	442,873
AMVGL4	9,721	128,209	136,676	-	136,676	4	136,672	136,672	-	136,672
AMVGS4	10,016	173,284	190,012	-	190,012	2	190,010	190,010	-	190,010
AMVGV2	128,922	1,261,749	1,258,278	-	1,258,278	5	1,258,273	1,258,273	-	1,258,273
AMVHI4	2,034	20,889	20,887	-	20,887	1	20,886	20,886	-	20,886
AMVNW4	13,415	340,852	425,393	-	425,393	6	425,387	425,387	-	425,387
BRVDA3	22,872	332,110	336,451	-	336,451	6	336,445	336,445	-	336,445
BRVED3	578,233	6,315,322	6,626,551	-	6,626,551	1,381	6,625,170	6,573,181	51,989	6,625,170
BRVHY3	600,126	4,039,515	4,224,890	21,696	4,246,586	-	4,246,586	4,246,586	-	4,246,586
BRVTR3	349,632	3,556,958	3,534,780	14,720	3,549,500	-	3,549,500	3,549,500	-	3,549,500
MLVGA3	1,298,726	18,552,780	17,325,010	347	17,325,357	-	17,325,357	17,261,273	64,084	17,325,357
DCAP	1,773	60,315	59,709	-	59,709	593	59,116	70	59,046	59,116
DSIF	3,559,895	206,372,780	310,244,874	-	310,244,874	47,521	310,197,353	309,029,547	1,167,806	310,197,353
DSRG	180,788	7,181,636	10,576,113	-	10,576,113	22,730	10,553,383	10,468,202	85,181	10,553,383
DSRGS	9	397	489	-	489	2	487	487	-	487
DVMCSS	64,610	1,144,466	1,305,124	-	1,305,124	10	1,305,114	1,305,114	-	1,305,114
DVSCS	817,531	13,901,671	14,723,741	6,147	14,729,888	-	14,729,888	14,544,693	185,195	14,729,888
CVN1IF	6,001	1,065,493	1,150,332	-	1,150,332	7	1,150,325	1,150,325	-	1,150,325
CVSBF	10,037	27,664	28,205	-	28,205	2	28,203	28,203	-	28,203
CLVGT2	60,517	1,882,331	2,055,777	-	2,055,777	7	2,055,770	2,055,770	-	2,055,770
CLVHY2	78,328	471,003	486,415	-	486,415	6	486,409	486,409	-	486,409
ETVFR	790,290	6,847,662	6,614,725	-	6,614,725	21	6,614,704	6,614,704	-	6,614,704
FHIBS	96,396	571,454	554,278	-	554,278	6	554,272	554,272	-	554,272
FQB	2,605,498	27,855,974	27,566,174	2,744	27,568,918	-	27,568,918	27,348,103	220,815	27,568,918
FQBS	68,063	750,328	718,749	-	718,749	7	718,742	718,742	-	718,742
FVU2S	6,570	57,647	69,837	-	69,837	3	69,834	69,834	-	69,834
FB2	1,045,827	22,352,691	26,616,288	-	26,616,288	48	26,616,240	26,616,240	-	26,616,240
FC2	139,134	7,584,800	7,911,155	-	7,911,155	36	7,911,119	7,911,119	-	7,911,119
FCS	324,027	14,236,238	19,224,518	-	19,224,518	1,780	19,222,738	19,222,219	519	19,222,738

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
FEI2	71,777	1,775,638	2,019,083	-	2,019,083	16	2,019,067	2,019,067	-	2,019,067
FEIS	4,798,305	113,063,409	139,918,568	-	139,918,568	19,821	139,898,747	138,541,135	1,357,612	139,898,747
FEMS2	43	671	682	-	682	682	-	-	-	-
FF10S	257,920	3,037,805	3,128,568	-	3,128,568	17	3,128,551	3,128,551	-	3,128,551
FF10S2	240	2,867	2,886	-	2,886	2,886	-	-	-	-
FF20S	579,322	7,172,471	7,641,261	1,410	7,642,671	-	7,642,671	7,615,386	27,285	7,642,671
FF20S2	7,263	94,542	95,369	-	95,369	1,976	93,393	-	93,393	93,393
FF30S	436,744	6,574,842	7,691,062	-	7,691,062	28	7,691,034	7,691,034	-	7,691,034
FF30S2	4,060	68,493	71,173	-	71,173	21,950	49,223	-	49,223	49,223
FG2	40,006	3,470,396	3,715,747	-	3,715,747	19	3,715,728	3,715,728	-	3,715,728
FGI2	150,618	4,432,127	4,818,270	-	4,818,270	7,852	4,810,418	4,810,418	-	4,810,418
FGOS	24,628	1,499,031	2,440,675	2,825	2,443,500	-	2,443,500	2,443,500	-	2,443,500
FGS	2,514,761	221,633,993	242,825,361	9,194	242,834,555	-	242,834,555	241,746,581	1,087,974	242,834,555
FHIS	4,036,141	18,708,165	19,534,925	-	19,534,925	18,718	19,516,207	19,432,794	83,413	19,516,207
FIGBS	2,021,874	25,006,546	22,604,555	-	22,604,555	4,963	22,599,592	22,189,533	410,059	22,599,592
FMC2	23,811	842,650	837,447	9,922	847,369	-	847,369	-	847,369	847,369
FMCS	465,652	16,846,974	17,131,342	-	17,131,342	58	17,131,284	17,123,256	8,028	17,131,284
FNRS2	346,673	8,463,364	9,394,837	-	9,394,837	253	9,394,584	9,327,678	66,906	9,394,584
FO2	26,019	599,378	705,630	-	705,630	745	704,885	704,885	-	704,885
FOS	718,820	16,887,826	19,638,174	-	19,638,174	38,158	19,600,016	19,353,974	246,042	19,600,016
FRESS2	52,072	859,901	907,102	-	907,102	8	907,094	907,094	-	907,094
FVFRHI	23,046	228,293	222,398	-	222,398	6	222,392	222,392	-	222,392
FVSS	464,336	7,356,228	7,364,372	721	7,365,093	-	7,365,093	7,275,462	89,631	7,365,093
FVSS2	47,892	794,728	774,411	-	774,411	9	774,402	774,402	-	774,402
FTVDM2	34	411	411	-	411	411	-	-	-	-
FTVFA2	238,399	1,151,401	1,320,731	84	1,320,815	-	1,320,815	1,309,215	11,600	1,320,815
FTVGI2	473,787	7,028,611	6,239,777	-	6,239,777	343	6,239,434	6,172,528	66,906	6,239,434
FTVIS2	1,460,203	21,685,441	22,136,670	1,228	22,137,898	-	22,137,898	21,900,536	237,362	22,137,898
FTVRD2	14,835	388,426	415,970	-	415,970	38,200	377,770	-	377,770	377,770
FTVSV2	446,613	6,173,730	6,194,520	-	6,194,520	28,068	6,166,452	5,998,347	168,105	6,166,452
TIF2	153,541	2,146,779	2,490,440	1,149	2,491,589	-	2,491,589	2,384,820	106,769	2,491,589
GVGMNS	4,478	51,212	51,315	-	51,315	3	51,312	51,312	-	51,312
RVARS	21,848	562,675	512,998	-	512,998	8	512,990	512,990	-	512,990

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
SBLP	5,182	130,693	128,150	-	128,150	8	128,142	128,142	-	128,142
ACC2	-	10	10	-	10	10	-	-	-	-
AVCE2	9,239	275,615	330,394	-	330,394	3	330,391	330,391	-	330,391
AVGI	102	3,174	3,664	-	3,664	1	3,663	3,663	-	3,663
IVHS	9,586	265,805	286,516	-	286,516	202	286,314	286,314	-	286,314
IVKEI1	21,562	394,135	393,936	-	393,936	4	393,932	393,932	-	393,932
IVMCC2	12,873	127,032	135,162	-	135,162	7	135,155	135,155	-	135,155
IVRE	9,417	146,304	133,345	-	133,345	153	133,192	133,192	-	133,192
OVAG	668,989	49,432,712	50,314,646	-	50,314,646	12,428	50,302,218	50,226,089	76,129	50,302,218
OVAG2	21,311	1,255,471	1,351,299	-	1,351,299	3,760	1,347,539	1,287,028	60,511	1,347,539
OVGI	9,014	155,934	199,666	-	199,666	3,874	195,792	33	195,759	195,792
OVGR	70,259	3,437,813	4,443,869	-	4,443,869	2,431	4,441,438	4,441,438	-	4,441,438
OVGS	1,693,429	61,430,243	64,265,625	7,408	64,273,033	-	64,273,033	64,154,735	118,298	64,273,033
OVGSS	76	2,748	2,773	-	2,773	2,773	-	-	-	-
OVIGS	543,216	1,106,042	1,124,458	2,926	1,127,384	-	1,127,384	1,091,734	35,650	1,127,384
OVSB	398,107	1,674,016	1,819,347	-	1,819,347	22	1,819,325	1,819,325	-	1,819,325
OVSBS	96,788	407,979	456,841	24	456,865	-	456,865	450,009	6,856	456,865
OVSC	217,188	5,999,131	6,198,557	122	6,198,679	-	6,198,679	6,197,661	1,018	6,198,679
OVSCS	2,468	61,265	68,385	975	69,360	-	69,360	-	69,360	69,360
JABS	48,247	2,501,016	2,869,719	60	2,869,779	-	2,869,779	2,861,104	8,675	2,869,779
JACAS	51,993	2,177,223	2,696,896	-	2,696,896	69,688	2,627,208	2,122,790	504,418	2,627,208
JAFBS	156,811	1,793,911	1,746,878	-	1,746,878	14	1,746,864	1,746,864	-	1,746,864
JAGSEI	5,605	70,205	72,362	-	72,362	3	72,359	72,359	-	72,359
JAGTS	2,853,154	45,612,805	68,304,510	-	68,304,510	1,533	68,302,977	68,218,860	84,117	68,302,977
JAIGS	543,239	16,130,011	28,802,521	-	28,802,521	126,313	28,676,208	28,628,799	47,409	28,676,208
JAMGS	3,652	265,067	267,845	-	267,845	4	267,841	267,841	-	267,841
JAWGS	525	38,393	40,134	-	40,134	7	40,127	40,127	-	40,127
LZREMS	51,210	1,064,182	1,530,156	-	1,530,156	13	1,530,143	1,530,143	-	1,530,143
SBVSG2	3,015	83,199	77,514	-	77,514	2	77,512	77,512	-	77,512
LACDV2	350,173	2,632,746	3,389,678	-	3,389,678	101,737	3,287,941	3,246,796	41,145	3,287,941
LACDVS	-	3	4	-	4	4	-	-	-	-
LACI2	78,982	824,118	967,129	-	967,129	5,841	961,288	954,898	6,390	961,288
LACIPS	7,530	68,903	68,037	-	68,037	9,969	58,068	-	58,068	58,068

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
LACMV2	489,878	9,424,520	9,479,140	-	9,479,140	1,512	9,477,628	9,468,141	9,487	9,477,628
LACMVS	-	-	-	161,965	161,965	-	161,965	-	161,965	161,965
LACV2	80,796	989,986	1,043,805	227	1,044,032	-	1,044,032	1,044,032	-	1,044,032
LACVS	62,119	744,590	803,816	-	803,816	192	803,624	803,624	-	803,624
LJPMVS	1,015,543	9,531,666	9,150,040	1,988	9,152,028	-	9,152,028	9,152,028	-	9,152,028
LOVTRC	99,878	1,435,273	1,418,261	-	1,418,261	9	1,418,252	1,418,252	-	1,418,252
M2IGSS	10,470	231,354	228,988	3,528	232,516	-	232,516	-	232,516	232,516
MMCGSC	43,603	318,142	286,472	-	286,472	5	286,467	286,467	-	286,467
MNDSC	158,288	1,721,536	1,915,279	-	1,915,279	2,020	1,913,259	1,870,391	42,868	1,913,259
MV3LMS	10,909	110,262	111,495	-	111,495	3	111,492	111,492	-	111,492
MV3MVS	28,422	290,865	282,226	-	282,226	5	282,221	282,221	-	282,221
MVFSC	872,877	18,686,145	18,827,957	18,171	18,846,128	-	18,846,128	18,512,077	334,051	18,846,128
MVIGSC	46,700	726,690	821,917	-	821,917	5	821,912	821,912	-	821,912
MVIVSC	359,636	10,631,660	13,000,854	-	13,000,854	2,124	12,998,730	12,935,273	63,457	12,998,730
MSEM	335,432	2,085,785	1,814,685	-	1,814,685	213	1,814,472	1,785,217	29,255	1,814,472
MSVEG2	-	2	5	-	5	5	-	-	-	-
DTRTFB	85,167	730,365	705,186	-	705,186	5	705,181	705,181	-	705,181
EIF	745,679	14,621,985	17,329,575	7,136	17,336,711	-	17,336,711	16,923,249	413,462	17,336,711
GBF	4,202,453	45,255,131	40,007,354	-	40,007,354	7,216	40,000,138	39,520,625	479,513	40,000,138
GBF2	60,713	593,997	576,774	-	576,774	14	576,760	576,760	-	576,760
GEM	1,235,177	16,910,163	18,367,088	37	18,367,125	-	18,367,125	18,265,012	102,113	18,367,125
GEM2	11,754	123,846	171,732	-	171,732	5	171,727	171,727	-	171,727
GIG	2,596,497	35,046,688	40,141,845	139,832	40,281,677	-	40,281,677	39,947,967	333,710	40,281,677
GVAAA2	2,481,107	70,145,610	76,864,706	-	76,864,706	23,069	76,841,637	74,716,811	2,124,826	76,841,637
GVABD2	624,338	7,281,415	7,329,729	-	7,329,729	320	7,329,409	7,172,898	156,511	7,329,409
GVAGG2	471,238	16,089,879	20,809,858	1,215	20,811,073	-	20,811,073	20,668,694	142,379	20,811,073
GVAGI2	308,414	18,367,431	24,848,903	6,554	24,855,457	-	24,855,457	23,963,885	891,572	24,855,457
GVAGR2	319,171	34,900,244	51,408,847	7,953	51,416,800	-	51,416,800	50,249,733	1,167,067	51,416,800
GVDMA	4,859,045	48,695,917	57,190,962	-	57,190,962	43,867	57,147,095	53,978,450	3,168,645	57,147,095
GVDMC	1,577,184	15,627,098	17,191,306	5,751	17,197,057	-	17,197,057	15,952,530	1,244,527	17,197,057
GVEX1	1,486,821	19,207,509	19,626,043	168,697	19,794,740	-	19,794,740	17,605,435	2,189,305	19,794,740
GVEX2	6,194,993	62,114,355	79,605,662	26,553	79,632,215	-	79,632,215	79,555,364	76,851	79,632,215
GVIDA	2,053,901	22,218,138	27,727,660	12,953	27,740,613	-	27,740,613	26,426,978	1,313,635	27,740,613

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
GVIDC	1,011,420	9,934,644	10,771,628	986	10,772,614	-	10,772,614	10,517,943	254,671	10,772,614
GVIDM	7,891,806	75,888,059	85,152,582	35,618	85,188,200	-	85,188,200	79,744,323	5,443,877	85,188,200
GVIX8	342,180	3,695,956	4,479,139	-	4,479,139	23	4,479,116	4,479,116	-	4,479,116
HIBF	2,739,236	16,902,932	15,887,569	2,925	15,890,494	-	15,890,494	15,698,311	192,183	15,890,494
IDPG2	44,400	479,748	547,008	-	547,008	2	547,006	547,006	-	547,006
IDPGI2	11,229	116,004	135,644	-	135,644	2	135,642	135,642	-	135,642
MCIF	3,011,385	57,953,318	59,956,670	2,501	59,959,171	-	59,959,171	59,442,498	516,673	59,959,171
MCIF2	99,512	2,146,231	1,931,523	-	1,931,523	54	1,931,469	1,929,253	2,216	1,931,469
MSBF	2,871,832	25,672,754	25,846,491	-	25,846,491	3,850	25,842,641	25,619,986	222,655	25,842,641
NAMAA2	150,003	1,559,772	1,851,037	-	1,851,037	8	1,851,029	1,851,029	-	1,851,029
NAMGI2	28,220	389,425	485,392	-	485,392	7	485,385	485,385	-	485,385
NCPG2	14,622	180,025	213,627	-	213,627	1	213,626	213,626	-	213,626
NCPGI2	16,672	190,630	231,413	-	231,413	2	231,411	231,411	-	231,411
NDES2	50,777	1,054,110	1,094,745	-	1,094,745	3	1,094,742	1,094,742	-	1,094,742
NFDIW1	1,150,881	14,521,361	14,777,307	4,659	14,781,966	-	14,781,966	14,032,300	749,666	14,781,966
NFDIW2	42,074	529,726	539,387	-	539,387	4	539,383	539,383	-	539,383
NJMIM2	1,046,801	10,796,186	10,729,708	695	10,730,403	-	10,730,403	10,394,216	336,187	10,730,403
NLCG2	5,372,125	100,058,020	100,243,844	236,855	100,480,699	-	100,480,699	100,079,004	401,695	100,480,699
NNASD2	237,375	3,019,864	3,038,395	-	3,038,395	10	3,038,385	3,038,385	-	3,038,385
NVAMV1	5,353,924	91,327,362	99,261,755	-	99,261,755	13,861	99,247,894	98,190,383	1,057,511	99,247,894
NVAMV2	63,533	1,128,164	1,166,468	-	1,166,468	8	1,166,460	1,166,460	-	1,166,460
NVAMVX	2,869,140	50,655,605	53,107,788	99,090	53,206,878	-	53,206,878	52,933,797	273,081	53,206,878
NVAMVZ	329,025	5,648,898	5,968,507	30,185	5,998,692	-	5,998,692	5,775,341	223,351	5,998,692
NVCBD1	589,483	5,505,842	5,470,407	-	5,470,407	8	5,470,399	5,426,787	43,612	5,470,399
NVCBD2	72,462	666,690	671,722	4,193	675,915	-	675,915	645,811	30,104	675,915
NVCBDP	609,318	5,615,906	5,648,378	664	5,649,042	-	5,649,042	5,611,941	37,101	5,649,042
NVCCA2	271,888	2,802,975	3,637,868	575	3,638,443	-	3,638,443	3,633,015	5,428	3,638,443
NVCCN2	546,158	5,823,517	6,482,894	3,596	6,486,490	-	6,486,490	6,305,122	181,368	6,486,490
NVCMA2	345,062	3,170,129	4,547,918	9,234	4,557,152	-	4,557,152	3,468,784	1,088,368	4,557,152
NVCMC2	265,283	2,968,342	3,385,005	143	3,385,148	-	3,385,148	3,352,378	32,770	3,385,148
NVCMD2	653,914	6,905,657	8,742,832	4,431	8,747,263	-	8,747,263	7,921,253	826,010	8,747,263
NVCRA2	233,856	2,655,094	3,875,002	-	3,875,002	13	3,874,989	3,874,989	-	3,874,989
NVCRB2	688,095	7,372,128	9,144,776	1,462	9,146,238	-	9,146,238	8,899,748	246,490	9,146,238

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
NVDBL2	275,478	3,821,004	4,391,127	-	4,391,127	836	4,390,291	4,311,532	78,759	4,390,291
NVDCA2	122,060	1,537,393	1,923,669	-	1,923,669	1,116	1,922,553	1,896,269	26,284	1,922,553
NVFIII	34,865	329,771	335,400	-	335,400	3	335,397	335,397	-	335,397
NVGEII	27,324	415,883	578,722	-	578,722	5	578,717	578,717	-	578,717
NVIE6	32,192	414,459	490,286	628	490,914	-	490,914	490,914	-	490,914
NVMGA2	13,282	140,574	189,135	-	189,135	3	189,132	189,132	-	189,132
NVMIVX	242,026	2,850,476	3,700,579	-	3,700,579	41	3,700,538	3,700,538	-	3,700,538
NVMIVZ	14,750	164,569	224,488	692	225,180	-	225,180	162,339	62,841	225,180
NVMLG1	3,223,295	27,531,590	30,363,443	19,474	30,382,917	-	30,382,917	29,967,080	415,837	30,382,917
NVMLG2	18,702	142,816	164,392	-	164,392	2	164,390	164,390	-	164,390
NVMM2	20,166,474	20,166,474	20,166,474	-	20,166,474	1,029	20,165,445	20,106,534	58,911	20,165,445
NVMMG1	6,481,214	55,798,577	50,488,660	4,359	50,493,019	-	50,493,019	50,034,192	458,827	50,493,019
NVMMG2	474,014	3,480,582	3,166,412	-	3,166,412	9	3,166,403	3,166,403	-	3,166,403
NVMMV2	4,471,287	36,065,614	34,071,210	13,129	34,084,339	-	34,084,339	33,711,015	373,324	34,084,339
NVNMO1	5,381,949	55,618,264	52,958,376	2,635	52,961,011	-	52,961,011	52,864,240	96,771	52,961,011
NVNMO2	56,023	561,336	529,973	-	529,973	3	529,970	529,970	-	529,970
NVNSR1	178,643	2,251,033	1,974,009	16,237	1,990,246	-	1,990,246	1,923,535	66,711	1,990,246
NVOLG1	17,153,370	342,547,493	510,484,288	-	510,484,288	25,430	510,458,858	504,391,425	6,067,433	510,458,858
NVOLG2	219,357	4,451,839	6,433,744	-	6,433,744	13	6,433,731	6,433,731	-	6,433,731
NVRE1	4,148,589	29,326,177	32,358,996	4,872	32,363,868	-	32,363,868	32,058,334	305,534	32,363,868
NVSIX2	353,119	2,972,329	3,266,354	-	3,266,354	25	3,266,329	3,266,329	-	3,266,329
NVSTB2	336,528	3,311,752	3,301,335	65	3,301,400	-	3,301,400	3,231,117	70,283	3,301,400
NVTIV3	62,526	683,437	962,907	10,429	973,336	-	973,336	889,332	84,004	973,336
SAM	153,732,798	153,732,797	153,732,798	14,249	153,747,047	-	153,747,047	152,135,164	1,611,883	153,747,047
SCF	3,115,006	55,625,729	63,141,172	1,817	63,142,989	-	63,142,989	62,590,034	552,955	63,142,989
SCF2	45,317	778,532	795,310	-	795,310	7	795,303	795,303	-	795,303
SCGF	1,333,470	20,960,209	24,175,818	1,138	24,176,956	-	24,176,956	24,053,599	123,357	24,176,956
SCGF2	17,710	210,377	263,522	-	263,522	4	263,518	263,518	-	263,518
SCVF	5,540,191	47,056,579	51,412,970	4,509	51,417,479	-	51,417,479	50,957,792	459,687	51,417,479
SCVF2	28,996	260,081	249,651	-	249,651	6	249,645	249,645	-	249,645
TRF	3,454,763	68,913,440	84,745,335	18,480	84,763,815	-	84,763,815	84,108,538	655,277	84,763,815
TRF2	12,386	288,718	301,351	-	301,351	638	300,713	300,713	-	300,713
AMCG	2,941	79,429	85,261	-	85,261	3,903	81,358	75,673	5,685	81,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
AMMCGS	46,482	1,268,402	1,116,486	74	1,116,560	-	1,116,560	1,111,559	5,001	1,116,560
AMSRS	152,359	4,381,561	6,514,866	165	6,515,031	-	6,515,031	6,482,945	32,086	6,515,031
AMTB	829,666	8,375,130	8,022,871	-	8,022,871	48	8,022,823	7,907,802	115,021	8,022,823
NAACV	6,946	238,216	206,983	-	206,983	639	206,344	206,344	-	206,344
NADCV	20,477	1,508,814	1,257,723	39	1,257,762	-	1,257,762	1,257,762	-	1,257,762
NALG	6,903	169,337	155,734	4	155,738	-	155,738	155,738	-	155,738
NAMG	3,566	186,091	177,192	-	177,192	215	176,977	176,977	-	176,977
NASCV	13,993	595,948	512,971	-	512,971	553	512,418	512,418	-	512,418
NASG	1,217	35,190	36,959	-	36,959	123	36,836	36,836	-	36,836
NAWEI	15,854	268,465	238,610	-	238,610	149	238,461	238,461	-	238,461
DWVSVS	55,879	2,084,932	2,227,901	-	2,227,901	1,289	2,226,612	2,192,001	34,611	2,226,612
WRASP	4,231,076	38,930,579	42,310,764	6,134	42,316,898	-	42,316,898	42,229,081	87,817	42,316,898
WRBDP	4,758,033	24,151,346	22,315,176	162	22,315,338	-	22,315,338	22,290,421	24,917	22,315,338
WRBP	5,920	36,370	38,654	1,588	40,242	-	40,242	-	40,242	40,242
WRCEP	5,288,734	63,450,651	73,936,498	3,201	73,939,699	-	73,939,699	73,835,343	104,356	73,939,699
WRENG	205,356	837,433	1,063,746	-	1,063,746	12	1,063,734	1,063,734	-	1,063,734
WRGNR	408,310	1,656,500	2,502,938	-	2,502,938	257	2,502,681	2,498,351	4,330	2,502,681
WRGP	10,513,811	97,258,781	100,301,753	2,126	100,303,879	-	100,303,879	100,197,411	106,468	100,303,879
WRHIP	8,607,901	26,654,452	25,221,149	1,072	25,222,221	-	25,222,221	25,118,994	103,227	25,222,221
WRI2P	372,736	5,795,613	7,245,988	17	7,246,005	-	7,246,005	7,234,131	11,874	7,246,005
WRIP	5,999,581	20,095,885	23,038,393	-	23,038,393	315	23,038,078	23,007,306	30,772	23,038,078
WRLTBP	1,041,073	4,902,115	4,903,453	-	4,903,453	11	4,903,442	4,903,442	-	4,903,442
WRMCG	1,636,306	16,836,284	12,632,286	898	12,633,184	-	12,633,184	12,611,279	21,905	12,633,184
WRSCP	3,539,763	25,834,097	26,371,235	-	26,371,235	672	26,370,563	26,345,198	25,365	26,370,563
WRSCV	340,611	4,016,537	4,611,871	-	4,611,871	15	4,611,856	4,611,856	-	4,611,856
WRSTP	2,148,897	56,625,172	70,182,990	3,281	70,186,271	-	70,186,271	70,163,858	22,413	70,186,271
PMVAAD	220,476	2,291,866	2,151,850	-	2,151,850	17	2,151,833	2,151,833	-	2,151,833
PMVEBD	67,755	718,681	773,757	-	773,757	14	773,743	773,743	-	773,743
PMVFAD	69,063	550,151	519,354	107	519,461	-	519,461	510,635	8,826	519,461
PMVFHV	2,045	20,482	20,536	-	20,536	4	20,532	20,532	-	20,532
PMVLAD	1,395,130	13,953,546	13,644,369	2,061	13,646,430	-	13,646,430	13,596,142	50,288	13,646,430
PMVRRA	44,429	564,293	533,589	622	534,211	-	534,211	534,211	-	534,211
PMVSTA	568,229	5,828,731	5,869,808	-	5,869,808	20	5,869,788	5,869,788	-	5,869,788

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares***	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PVEIB	101,909	3,073,664	3,637,132	89	3,637,221	-	3,637,221	3,624,688	12,533	3,637,221
PVGPB	14,523	228,274	246,738	-	246,738	3	246,735	246,735	-	246,735
PVIGIB	60,186	818,800	954,555	-	954,555	7	954,548	954,548	-	954,548
PVNOB	1,818	81,933	84,154	-	84,154	2	84,152	84,152	-	84,152
PVTIGB	20,063	346,779	397,455	-	397,455	6	397,449	397,449	-	397,449
ROCMC	29,866	271,923	284,025	-	284,025	441	283,584	283,584	-	283,584
TREI2	19	509	533	-	533	22	511	-	511	511
TRHS2	377,658	20,029,236	20,404,842	-	20,404,842	7,407	20,397,435	20,304,391	93,044	20,397,435
TRLT2	56	262	267	-	267	-	267	-	267	267
TRMCG2	19,189	515,887	454,587	-	454,587	4	454,583	454,583	-	454,583
VWEM	30,734	357,396	363,587	68	363,655	-	363,655	363,655	-	363,655
VWHA	122,782	3,459,044	4,114,426	-	4,114,426	316	4,114,110	4,114,110	-	4,114,110
VWHAS	119,354	3,205,891	3,815,746	-	3,815,746	35	3,815,711	3,815,711	-	3,815,711
PIVF2	11,024	206,508	219,592	-	219,592	2	219,590	219,590	-	219,590
VRVDRA	14,746	309,093	301,859	-	301,859	7	301,852	301,852	-	301,852

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

*** If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	ALVGIB	ALVIVB	ALVPGB	ALVSVB	SVOF	WFVSCG	AMVBC4

Reinvested dividends	$13	4,144	4,059	-	16,572	41	-	26,702

Mortality and expense risk charges (note 2)	(6)	(8,873)	(2,799)	(10,110)	(42,238)	(1,634)	(37,283)	(20,620)

Net investment income (loss)	7	(4,729)	1,260	(10,110)	(25,666)	(1,593)	(37,283)	6,082

Realized gain (loss) on investments	-	(214)	51,842	15,272	(141,898)	1,072	(698,883)	94,939

Change in unrealized gain (loss) on investments	(51)	3,623	8,886	(8,436)	(122,203)	(6,492)	737,597	61,389

Net gain (loss) on investments	(51)	3,409	60,728	6,836	(264,101)	(5,420)	38,714	156,328

Reinvested capital gains	98	38,700	-	60,241	312,704	8,270	222,084	117,904

Net increase (decrease) in contract owners’ equity resulting from operations	$54	37,380	61,988	56,967	22,937	1,257	223,515	280,314

Investment Activity*:	AMVCB4	AMVGL4	AMVGS4	AMVGV2	AMVHI4	AMVNW4	BRVDA3	BRVED3

Reinvested dividends	$8,639	1,590	358	50,966	3,366	3,651	3,709	122,482

Mortality and expense risk charges (note 2)	(2,852)	(1,541)	(1,473)	(10,941)	(2,333)	(4,440)	(1,209)	(67,172)

Net investment income (loss)	5,787	49	(1,115)	40,025	1,033	(789)	2,500	55,310

Realized gain (loss) on investments	22,012	22	333	6,453	5,748	30,154	3,336	(91,527)

Change in unrealized gain (loss) on investments	29,662	13,275	16,459	12,227	7,777	57,189	4,342	601,716

Net gain (loss) on investments	51,674	13,297	16,792	18,680	13,525	87,343	7,678	510,189

Reinvested capital gains	-	4,876	3,168	-	-	20,470	6,499	553,687

Net increase (decrease) in contract owners’ equity resulting from operations	$57,461	18,222	18,845	58,705	14,558	107,024	16,677	1,119,186

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	BRVHY3	BRVTR3	MLVGA3	DCAP	DSIF	DSRG	DSRGS	DVMCSS

Reinvested dividends	$275,538	139,688	682,369	167	3,179,708	98,566	10	5,377

Mortality and expense risk charges (note 2)	(46,476)	(38,652)	(188,876)	(1,196)	(3,387,514)	(371,155)	(263)	(13,248)

Net investment income (loss)	229,062	101,036	493,493	(1,029)	(207,806)	(272,589)	(253)	(7,871)

Realized gain (loss) on investments	46,032	(201,652)	(53,151)	(2,087)	29,741,613	11,288,046	6,428	19,522

Change in unrealized gain (loss) on investments	38,125	304,707	684,254	(549)	(134,444)	(9,271,479)	(5,899)	(17,191)

Net gain (loss) on investments	84,157	103,055	631,103	(2,636)	29,607,169	2,016,567	529	2,331

Reinvested capital gains	9,159	3,682	1,672,876	6,531	17,825,245	3,149,525	1,465	110,983

Net increase (decrease) in contract owners’ equity resulting from operations	$322,378	207,773	2,797,472	2,866	47,224,608	4,893,503	1,741	105,443

Investment Activity*:	DVSCS	CVN1IF	CVSBF	CLVGT2	CLVHY2	ETVFR	FHIBS	FQB

Reinvested dividends	$197,540	2,340	442	-	27,983	462,264	30,635	936,404

Mortality and expense risk charges (note 2)	(166,796)	(8,103)	(1,037)	(8,973)	(5,072)	(80,075)	(9,678)	(323,964)

Net investment income (loss)	30,744	(5,763)	(595)	(8,973)	22,911	382,189	20,957	612,440

Realized gain (loss) on investments	(366,899)	11,199	7,060	37,303	(525)	(46,254)	(8,105)	(448,362)

Change in unrealized gain (loss) on investments	(589,601)	88,829	(507)	133,227	10,772	(151,968)	20,026	1,418,203

Net gain (loss) on investments	(956,500)	100,028	6,553	170,530	10,247	(198,222)	11,921	969,841

Reinvested capital gains	1,503,744	13,734	1,449	79,630	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$577,988	107,999	7,407	241,187	33,158	183,967	32,878	1,582,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FQBS	FVU2S	FB2	FC2	FCS	FEI2	FEIS	FEMS2

Reinvested dividends	$25,483	1,810	398,953	-	9,154	31,530	2,275,001	429

Mortality and expense risk charges (note 2)	(13,565)	(1,256)	(264,327)	(74,478)	(206,624)	(36,299)	(1,519,416)	(10,900)

Net investment income (loss)	11,918	554	134,626	(74,478)	(197,470)	(4,769)	755,585	(10,471)

Realized gain (loss) on investments	(12,940)	1,302	414,050	435,749	1,298,627	43,266	7,084,996	476,688

Change in unrealized gain (loss) on investments	41,448	512	1,409,080	(270,068)	(646,727)	162,773	6,867,489	(90,575)

Net gain (loss) on investments	28,508	1,814	1,823,130	165,681	651,900	206,039	13,952,485	386,113

Reinvested capital gains	-	1,202	1,270,365	1,235,126	2,945,674	113,263	7,514,685	235

Net increase (decrease) in contract owners’ equity resulting from operations	$40,426	3,570	3,228,121	1,326,329	3,400,104	314,533	22,222,755	375,877

Investment Activity*:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2

Reinvested dividends	$99,897	3,146	198,309	4,932	171,852	2,515	1,772	60,807

Mortality and expense risk charges (note 2)	(42,415)	-	(81,202)	(1,825)	(81,099)	(1,385)	(68,700)	(44,910)

Net investment income (loss)	57,482	3,146	117,107	3,107	90,753	1,130	(66,928)	15,897

Realized gain (loss) on investments	(10,797)	1,882	17,349	1,197	147,978	7,026	171,664	408,362

Change in unrealized gain (loss) on investments	252,290	3,904	289,363	7,660	417,327	1,699	(104,403)	(89,350)

Net gain (loss) on investments	241,493	5,786	306,712	8,857	565,305	8,725	67,261	319,012

Reinvested capital gains	48,898	1,259	427,114	10,272	343,142	5,285	484,092	433,396

Net increase (decrease) in contract owners’ equity resulting from operations	$347,873	10,191	850,933	22,236	999,200	15,140	484,425	768,305

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS	FNRS2	FO2

Reinvested dividends	$-	474,092	1,235,308	779,593	2,003	59,887	182,467	9,678

Mortality and expense risk charges (note 2)	(27,428)	(2,562,241)	(220,313)	(250,995)	(16,451)	(185,480)	(100,652)	(11,839)

Net investment income (loss)	(27,428)	(2,088,149)	1,014,995	528,598	(14,448)	(125,593)	81,815	(2,161)

Realized gain (loss) on investments	441,872	10,212,774	215,079	(367,902)	20,925	22,625	117,704	15,123

Change in unrealized gain (loss) on investments	51,161	(8,437,984)	517,318	1,103,830	(31,420)	(159,225)	605,878	35,640

Net gain (loss) on investments	493,033	1,774,790	732,397	735,928	(10,495)	(136,600)	723,582	50,763

Reinvested capital gains	36,848	30,350,838	-	-	97,241	1,922,852	-	63,024

Net increase (decrease) in contract owners’ equity resulting from operations	$502,453	30,037,479	1,747,392	1,264,526	72,298	1,660,659	805,397	111,626

Investment Activity*:	FOS	FRESS2	FVFRHI	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2

Reinvested dividends	$298,180	15,596	24,373	66,337	5,921	13,028	35,989	-

Mortality and expense risk charges (note 2)	(217,383)	(6,240)	(7,184)	(81,344)	(10,196)	(22,895)	(18,315)	(68,913)

Net investment income (loss)	80,797	9,356	17,189	(15,007)	(4,275)	(9,867)	17,674	(68,913)

Realized gain (loss) on investments	1,120,400	(3,137)	6,724	(87,664)	(772)	538,135	22,037	(291,417)

Change in unrealized gain (loss) on investments	501,458	1,936	(170)	245,597	17,841	271,452	68,689	1,198,574

Net gain (loss) on investments	1,621,858	(1,201)	6,554	157,933	17,069	809,587	90,726	907,157

Reinvested capital gains	1,740,755	365	-	295,183	30,435	40,658	75,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,443,410	8,520	23,743	438,109	43,229	840,378	184,373	838,244

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FTVIS2	FTVRD2	FTVSV2	TIF2	GVGMNS	RVARS	SBLP	ACC2

Reinvested dividends	$1,080,833	3,641	68,893	48,156	1,913	12,004	12,517	30,836

Mortality and expense risk charges (note 2)	(246,561)	(6,321)	(69,772)	(23,615)	(578)	(5,879)	(2,072)	(34,346)

Net investment income (loss)	834,272	(2,680)	(879)	24,541	1,335	6,125	10,445	(3,510)

Realized gain (loss) on investments	(181,891)	10,815	190,673	89,925	1,222	(3,260)	(9,506)	35,729

Change in unrealized gain (loss) on investments	1,411,270	(7,672)	(342,645)	270,658	(3,853)	(2,443)	9,213	(29,567)

Net gain (loss) on investments	1,229,379	3,143	(151,972)	360,583	(2,631)	(5,703)	(293)	6,162

Reinvested capital gains	227,187	43,620	537,305	134,463	5,874	-	-	228,517

Net increase (decrease) in contract owners’ equity resulting from operations	$2,290,838	44,083	384,454	519,587	4,578	422	10,152	231,169

Investment Activity*:	ACEG	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2	IVRE	OVAG

Reinvested dividends	$-	1,443	22	-	7,923	153	2,647	-

Mortality and expense risk charges (note 2)	(228)	(6,990)	(51)	(3,528)	(4,687)	(1,764)	(1,524)	(561,080)

Net investment income (loss)	(228)	(5,547)	(29)	(3,528)	3,236	(1,611)	1,123	(561,080)

Realized gain (loss) on investments	5,437	9,363	4	557	(1,599)	24,913	(3,402)	(250,420)

Change in unrealized gain (loss) on investments	(5,137)	17,593	228	34,081	19,078	(25,129)	11,048	(1,710,742)

Net gain (loss) on investments	300	26,956	232	34,638	17,479	(216)	7,646	(1,961,162)

Reinvested capital gains	2,272	26,402	259	11,721	20,127	14,665	-	4,263,570

Net increase (decrease) in contract owners’ equity resulting from operations	$2,344	47,811	462	42,831	40,842	12,838	8,769	1,741,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	OVAG2	OVGI	OVGR	OVGS	OVGSS	OVIGS	OVSB	OVSBS

Reinvested dividends	$-	1,472	-	-	-	624	101,763	24,365

Mortality and expense risk charges (note 2)	(17,187)	(6,587)	(49,051)	(863,399)	(8,038)	(11,228)	(18,360)	(8,462)

Net investment income (loss)	(17,187)	(5,115)	(49,051)	(863,399)	(8,038)	(10,604)	83,403	15,903

Realized gain (loss) on investments	(249,260)	(7,361)	89,759	(182,765)	9,131	16,456	51,665	5,092

Change in unrealized gain (loss) on investments	158,746	29,680	(97,668)	(3,337,754)	(44,944)	32,480	53,652	25,072

Net gain (loss) on investments	(90,514)	22,319	(7,909)	(3,520,519)	(35,813)	48,936	105,317	30,164

Reinvested capital gains	143,739	16,841	521,296	14,368,881	100,643	92,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,038	34,045	464,336	9,984,963	56,792	131,092	188,720	46,067

Investment Activity*:	OVSC	OVSCS	JABS	JACAS	JAFBS	JAGSEI	JAGTS	JAIGS

Reinvested dividends	$27,466	156	46,413	257,533	85,721	262	-	403,198

Mortality and expense risk charges (note 2)	(69,125)	(863)	(29,150)	(975,177)	(21,209)	(907)	(689,667)	(351,380)

Net investment income (loss)	(41,659)	(707)	17,263	(717,644)	64,512	(645)	(689,667)	51,818

Realized gain (loss) on investments	442,882	3,915	115,873	25,501,205	(117,323)	7,602	2,938,287	2,381,785

Change in unrealized gain (loss) on investments	(598,116)	(5,400)	139,997	(23,212,656)	168,303	2,513	5,186,427	5,194,266

Net gain (loss) on investments	(155,234)	(1,485)	255,870	2,288,549	50,980	10,115	8,124,714	7,576,051

Reinvested capital gains	616,458	6,927	84,831	13,463,267	-	3,034	5,740,475	-

Net increase (decrease) in contract owners’ equity resulting from operations	$419,565	4,735	357,964	15,034,172	115,492	12,504	13,175,522	7,627,869

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JAMGS	JAWGS	LZREMS	SBVSG2	LACDV2	LACDVS	LACI2	LACIPS

Reinvested dividends	$419	516	33,574	-	53,978	14	11,346	4,483

Mortality and expense risk charges (note 2)	(2,734)	(1,101)	(12,977)	(831)	(372,465)	(6,412)	(10,199)	(114,903)

Net investment income (loss)	(2,315)	(585)	20,597	(831)	(318,487)	(6,398)	1,147	(110,420)

Realized gain (loss) on investments	(6,412)	8,088	31,430	(2,715)	5,431,279	54,911	17,082	712,917

Change in unrealized gain (loss) on investments	4,418	984	367,578	(5,189)	(1,441,164)	(18,689)	109,844	16,754

Net gain (loss) on investments	(1,994)	9,072	399,008	(7,904)	3,990,115	36,222	126,926	729,671

Reinvested capital gains	19,973	7,425	-	6,760	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,664	15,912	419,605	(1,975)	3,671,628	29,824	128,073	619,251

Investment Activity*:	LACMV2	LACMVS	LACU2	LACV2	LACVS	LJPMVS	LOVTRC	M2IGSS

Reinvested dividends	$178,037	231	-	16,126	11,525	102,833	65,525	39

Mortality and expense risk charges (note 2)	(110,765)	(3,360)	(1,019)	(13,115)	(8,695)	(107,996)	(14,424)	(2,883)

Net investment income (loss)	67,272	(3,129)	(1,019)	3,011	2,830	(5,163)	51,101	(2,844)

Realized gain (loss) on investments	104,952	1,521	12,576	77,479	11,925	78,532	(29,023)	1,706

Change in unrealized gain (loss) on investments	(212,038)	742	(10,029)	(12,722)	35,296	(752,326)	43,240	(14,533)

Net gain (loss) on investments	(107,086)	2,263	2,547	64,757	47,221	(673,794)	14,217	(12,827)

Reinvested capital gains	788,860	18,181	5,792	84,220	59,261	1,001,529	-	34,040

Net increase (decrease) in contract owners’ equity resulting from operations	$749,046	17,315	7,320	151,988	109,312	322,572	65,318	18,369

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MMCGSC	MNDSC	MV2RIS	MV3LMS	MV3MVS	MVFSC	MVIGSC	MVIVSC

Reinvested dividends	$-	-	3,374	3,326	2,482	283,580	5,870	164,883

Mortality and expense risk charges (note 2)	(5,883)	(22,621)	(2,302)	(1,029)	(3,168)	(235,763)	(7,942)	(139,233)

Net investment income (loss)	(5,883)	(22,621)	1,072	2,297	(686)	47,817	(2,072)	25,650

Realized gain (loss) on investments	(4,565)	(123,732)	50,153	196	4,091	(189,506)	32,108	292,216

Change in unrealized gain (loss) on investments	(45,273)	345,204	(10,571)	1,010	(20,618)	775,573	61,525	2,408,403

Net gain (loss) on investments	(49,838)	221,472	39,582	1,206	(16,527)	586,067	93,633	2,700,619

Reinvested capital gains	62,717	-	-	-	27,043	1,566,816	43,521	705,182

Net increase (decrease) in contract owners’ equity resulting from operations	$6,996	198,851	40,654	3,503	9,830	2,200,700	135,082	3,431,451

Investment Activity*:	MSEM	MSVEG2	DTRTFB	EIF	GBF	GBF2	GEM	GEM2

Reinvested dividends	$260,435	-	25,842	261,883	1,550,091	21,085	43,328	339

Mortality and expense risk charges (note 2)	(20,764)	(17,748)	(6,526)	(196,214)	(449,325)	(11,240)	(89,636)	(2,986)

Net investment income (loss)	239,671	(17,748)	19,316	65,669	1,100,766	9,845	(46,308)	(2,647)

Realized gain (loss) on investments	(144,587)	770,605	(6,100)	487,189	(1,058,550)	(3,078)	(29,966)	10,341

Change in unrealized gain (loss) on investments	143,128	(360,625)	24,037	1,843,955	2,235,006	21,116	2,356,706	44,219

Net gain (loss) on investments	(1,459)	409,980	17,937	2,331,144	1,176,456	18,038	2,326,740	54,560

Reinvested capital gains	-	-	-	690,527	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$238,212	392,232	37,253	3,087,340	2,277,222	27,883	2,280,432	51,913

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC

Reinvested dividends	$177,392	-	-	-	-	-	-	-

Mortality and expense risk charges (note 2)	(188,749)	(870,218)	(80,945)	(222,786)	(280,576)	(566,434)	(693,862)	(213,846)

Net investment income (loss)	(11,357)	(870,218)	(80,945)	(222,786)	(280,576)	(566,434)	(693,862)	(213,846)

Realized gain (loss) on investments	736,928	2,370,332	(94,262)	636,624	1,537,593	3,976,925	(1,895,513)	(277,386)

Change in unrealized gain (loss) on investments	3,925,476	4,235,683	555,152	2,654,308	591,254	3,980,789	10,374,261	2,172,063

Net gain (loss) on investments	4,662,404	6,606,015	460,890	3,290,932	2,128,847	7,957,714	8,478,748	1,894,677

Reinvested capital gains	536,167	4,288,868	-	572,834	1,839,914	767,624	526,887	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,187,214	10,024,665	379,945	3,640,980	3,688,185	8,158,904	8,311,773	1,680,831

Investment Activity*:	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	GVIX8	HIBF	IDPG2

Reinvested dividends	$144,259	485,583	-	-	-	164,245	912,992	-

Mortality and expense risk charges (note 2)	(50,456)	(549,642)	(313,993)	(135,168)	(1,021,856)	(47,679)	(185,158)	(5,574)

Net investment income (loss)	93,803	(64,059)	(313,993)	(135,168)	(1,021,856)	116,566	727,834	(5,574)

Realized gain (loss) on investments	276,745	2,966,141	(95,229)	9,950	(3,043,801)	350,561	(323,075)	2,201

Change in unrealized gain (loss) on investments	156,717	4,706,202	4,400,053	926,282	14,480,257	641,739	316,379	53,925

Net gain (loss) on investments	433,462	7,672,343	4,304,824	936,232	11,436,456	992,300	(6,696)	56,126

Reinvested capital gains	2,507	79,017	432,671	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$529,772	7,687,301	4,423,502	801,064	10,414,600	1,108,866	721,138	50,552

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2

Reinvested dividends	$-	742,812	19,706	846,275	-	-	-	-

Mortality and expense risk charges (note 2)	(1,334)	(683,560)	(35,135)	(279,004)	(24,578)	(4,609)	(2,041)	(2,604)

Net investment income (loss)	(1,334)	59,252	(15,429)	567,271	(24,578)	(4,609)	(2,041)	(2,604)

Realized gain (loss) on investments	598	(2,541,059)	(124,465)	(163,645)	25,159	6,218	4,431	13,054

Change in unrealized gain (loss) on investments	12,596	1,783,080	94,422	1,101,742	198,341	16,099	13,408	11,256

Net gain (loss) on investments	13,194	(757,979)	(30,043)	938,097	223,500	22,317	17,839	24,310

Reinvested capital gains	-	4,094,660	136,912	-	-	25,716	4,155	341

Net increase (decrease) in contract owners’ equity resulting from operations	$11,860	3,395,933	91,440	1,505,368	198,922	43,424	19,953	22,047

Investment Activity*:	NDES2	NFDIW1	NFDIW2	NJMIM2	NLCG2	NNASD2	NVAMV1	NVAMV2

Reinvested dividends	$-	7,323	364	59,568	-	2,021	898,026	8,533

Mortality and expense risk charges (note 2)	(3,750)	(25,306)	(1,385)	(15,730)	(145,210)	(4,594)	(1,093,035)	(19,846)

Net investment income (loss)	(3,750)	(17,983)	(1,021)	43,838	(145,210)	(2,573)	(195,009)	(11,313)

Realized gain (loss) on investments	4,943	7,170	2,904	(139)	3,601	7,280	2,273,529	(703)

Change in unrealized gain (loss) on investments	40,635	255,945	9,661	(66,477)	185,824	18,531	2,752,589	53,134

Net gain (loss) on investments	45,578	263,115	12,565	(66,616)	189,425	25,811	5,026,118	52,431

Reinvested capital gains	53,688	22,993	821	7,604	96,363	2,258	10,842,776	124,030

Net increase (decrease) in contract owners’ equity resulting from operations	$95,516	268,125	12,365	(15,174)	140,578	25,496	15,673,885	165,148

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVAMVX	NVAMVZ	NVCBD1	NVCBD2	NVCBDP	NVCCA2	NVCCN2	NVCMA2

Reinvested dividends	$470,700	48,020	183,315	21,251	185,849	-	-	-

Mortality and expense risk charges (note 2)	(242,603)	(36,908)	(61,038)	(13,584)	(54,278)	(44,108)	(69,679)	(60,898)

Net investment income (loss)	228,097	11,112	122,277	7,667	131,571	(44,108)	(69,679)	(60,898)

Realized gain (loss) on investments	787,565	86,282	(334,044)	12,484	1,000	115,682	98,799	183,065

Change in unrealized gain (loss) on investments	1,141,192	128,184	482,992	15,814	32,471	297,663	395,817	414,740

Net gain (loss) on investments	1,928,757	214,466	148,948	28,298	33,471	413,345	494,616	597,805

Reinvested capital gains	1,875,918	207,968	-	-	-	88,068	-	78,530

Net increase (decrease) in contract owners’ equity resulting from operations	$4,032,772	433,546	271,225	35,965	165,042	457,305	424,937	615,437

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII

Reinvested dividends	$-	-	-	-	-	-	10,504	7,184

Mortality and expense risk charges (note 2)	(36,922)	(108,808)	(38,810)	(102,995)	(55,060)	(20,891)	(3,573)	(7,295)

Net investment income (loss)	(36,922)	(108,808)	(38,810)	(102,995)	(55,060)	(20,891)	6,931	(111)

Realized gain (loss) on investments	81,846	220,398	173,400	266,724	(7,198)	(55,605)	(3,462)	95,683

Change in unrealized gain (loss) on investments	231,104	717,771	421,962	615,655	594,197	298,881	13,420	11,047

Net gain (loss) on investments	312,950	938,169	595,362	882,379	586,999	243,276	9,958	106,730

Reinvested capital gains	43,287	190,591	21,888	171,664	-	27,012	-	539

Net increase (decrease) in contract owners’ equity resulting from operations	$319,315	1,019,952	578,440	951,048	531,939	249,397	16,889	107,158

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVIE6	NVMGA2	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1

Reinvested dividends	$4,262	-	65,498	4,188	1,107,395	7,076	727,442	-

Mortality and expense risk charges (note 2)	(5,630)	(2,056)	(41,627)	(3,312)	(345,652)	(3,761)	(211,127)	(568,177)

Net investment income (loss)	(1,368)	(2,056)	23,871	876	761,743	3,315	516,315	(568,177)

Realized gain (loss) on investments	112,928	1,828	275,172	10,373	355,853	(1,908)	-	(2,493,347)

Change in unrealized gain (loss) on investments	37,340	23,205	745,191	45,901	(1,302,444)	(5,922)	-	4,848,741

Net gain (loss) on investments	150,268	25,033	1,020,363	56,274	(946,591)	(7,830)	-	2,355,394

Reinvested capital gains	20,486	-	-	-	3,826,290	25,726	18	540,551

Net increase (decrease) in contract owners’ equity resulting from operations	$169,386	22,977	1,044,234	57,150	3,641,442	21,211	516,333	2,327,768

Investment Activity*:	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVOLG1	NVOLG2	NVRE1

Reinvested dividends	$-	309,986	257,550	2,105	21,627	4,512,347	41,884	552,219

Mortality and expense risk charges (note 2)	(42,785)	(404,311)	(564,829)	(5,565)	(23,889)	(5,427,478)	(112,523)	(379,604)

Net investment income (loss)	(42,785)	(94,325)	(307,279)	(3,460)	(2,262)	(915,131)	(70,639)	172,615

Realized gain (loss) on investments	(310,263)	(1,550,246)	(65,086)	(17,441)	(37,024)	20,801,474	329,015	1,111,942

Change in unrealized gain (loss) on investments	430,949	(768,431)	(628,753)	9,199	(21,555)	53,753,623	601,513	(1,926,517)

Net gain (loss) on investments	120,686	(2,318,677)	(693,839)	(8,242)	(58,579)	74,555,097	930,528	(814,575)

Reinvested capital gains	39,102	2,765,225	6,247,079	63,352	78,793	-	-	386,267

Net increase (decrease) in contract owners’ equity resulting from operations	$117,003	352,223	5,245,961	51,650	17,952	73,639,966	859,889	(255,693)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2

Reinvested dividends	$27,885	136,098	18,097	5,905,273	620,205	6,928	-	-

Mortality and expense risk charges (note 2)	(33,923)	(42,997)	(11,718)	(1,719,704)	(679,683)	(14,158)	(217,671)	(4,215)

Net investment income (loss)	(6,038)	93,101	6,379	4,185,569	(59,478)	(7,230)	(217,671)	(4,215)

Realized gain (loss) on investments	(142,406)	(81,395)	66,156	-	(201,380)	(10,767)	254,954	4,213

Change in unrealized gain (loss) on investments	375,362	145,200	200,355	-	997,593	16,008	1,602,789	15,269

Net gain (loss) on investments	232,956	63,805	266,511	-	796,213	5,241	1,857,743	19,482

Reinvested capital gains	109,166	-	-	137	4,532,711	65,378	1,221,481	19,223

Net increase (decrease) in contract owners’ equity resulting from operations	$336,084	156,906	272,890	4,185,706	5,269,446	63,389	2,861,553	34,490

Investment Activity*:	SCVF	SCVF2	TRF	TRF2	AMCG	AMMCGS	AMSRS	AMTB

Reinvested dividends	$647,641	2,839	734,512	2,703	-	-	-	398,310

Mortality and expense risk charges (note 2)	(569,471)	(4,973)	(878,923)	(4,538)	(1,515)	(13,861)	(69,560)	(88,479)

Net investment income (loss)	78,170	(2,134)	(144,411)	(1,835)	(1,515)	(13,861)	(69,560)	309,831

Realized gain (loss) on investments	(3,067,518)	(5,094)	8,194,329	3,220	(12,150)	119,593	480,420	(95,796)

Change in unrealized gain (loss) on investments	(283,228)	(12,724)	(2,535,506)	20,519	3,811	(236,856)	(40,117)	116,701

Net gain (loss) on investments	(3,350,746)	(17,818)	5,658,823	23,739	(8,339)	(117,263)	440,303	20,905

Reinvested capital gains	3,606,417	19,105	6,405,052	30,364	15,090	176,488	389,845	-

Net increase (decrease) in contract owners’ equity resulting from operations	$333,841	(847)	11,919,464	52,268	5,236	45,364	760,588	330,736

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NAACV	NADCV	NALG	NAMG	NASCV	NASG	NAWEI	DWVSVS

Reinvested dividends	$2,953	13,824	3,550	4,981	5,191	978	4,225	21,447

Mortality and expense risk charges (note 2)	(2,334)	(14,326)	(1,764)	(1,892)	(6,010)	(416)	(3,155)	(24,929)

Net investment income (loss)	619	(502)	1,786	3,089	(819)	562	1,070	(3,482)

Realized gain (loss) on investments	(381)	17,106	7,618	(849)	(1,033)	(264)	31,068	(8,884)

Change in unrealized gain (loss) on investments	(25,586)	(237,703)	(20,071)	(9,012)	(87,182)	1,707	(20,099)	(3,965)

Net gain (loss) on investments	(25,967)	(220,597)	(12,453)	(9,861)	(88,215)	1,443	10,969	(12,849)

Reinvested capital gains	43,349	298,961	29,811	7,678	97,150	-	35,387	141,711

Net increase (decrease) in contract owners’ equity resulting from operations	$18,001	77,862	19,144	906	8,116	2,005	47,426	125,380

Investment Activity*:	WRASP	WRBDP	WRBP	WRCEP	WRENG	WRGNR	WRGP	WRHIP

Reinvested dividends	$518,629	1,180,118	176	119,373	11,775	-	-	1,710,284

Mortality and expense risk charges (note 2)	(478,428)	(251,582)	(394)	(806,721)	(12,635)	(26,147)	(1,106,498)	(286,193)

Net investment income (loss)	40,201	928,536	(218)	(687,348)	(860)	(26,147)	(1,106,498)	1,424,091

Realized gain (loss) on investments	397,002	(477,190)	2,105	1,859,215	179,943	85,602	(392,625)	(1,007,661)

Change in unrealized gain (loss) on investments	2,898,577	730,717	(1,522)	(2,440,594)	(57,973)	680,037	(8,908,655)	1,065,878

Net gain (loss) on investments	3,295,579	253,527	583	(581,379)	121,970	765,639	(9,301,280)	58,217

Reinvested capital gains	2,818,160	-	534	11,029,480	-	-	17,362,377	10,027

Net increase (decrease) in contract owners’ equity resulting from operations	$6,153,940	1,182,063	899	9,760,753	121,110	739,492	6,954,599	1,492,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	WRI2P	WRIP	WRLTBP	WRMCG	WRSCP	WRSCV	WRSTP	PMVAAD

Reinvested dividends	$29,689	45,737	214,824	-	-	6,711	-	94,445

Mortality and expense risk charges (note 2)	(78,728)	(254,455)	(53,259)	(145,790)	(282,281)	(48,871)	(743,370)	(22,732)

Net investment income (loss)	(49,039)	(208,718)	161,565	(145,790)	(282,281)	(42,160)	(743,370)	71,713

Realized gain (loss) on investments	151,053	526,707	(69,539)	(1,440,281)	(1,043,734)	(23,004)	2,613,504	(70,702)

Change in unrealized gain (loss) on investments	1,050,528	787,129	80,138	(1,439,455)	4,276,998	180,500	6,975,787	255,253

Net gain (loss) on investments	1,201,581	1,313,836	10,599	(2,879,736)	3,233,264	157,496	9,589,291	184,551

Reinvested capital gains	363,904	2,455,618	-	3,045,520	-	196,722	9,983,032	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,516,446	3,560,736	172,164	19,994	2,950,983	312,058	18,828,953	256,264

Investment Activity*:	PMVEBD	PMVFAD	PMVFHV	PMVIV	PMVLAD	PMVRA	PMVRRA	PMVSTA

Reinvested dividends	$39,280	17,125	1,049	27,990	519,979	1,707	18,239	266,451

Mortality and expense risk charges (note 2)	(6,317)	(6,131)	(302)	(5,436)	(155,661)	(512)	(6,010)	(67,859)

Net investment income (loss)	32,963	10,994	747	22,554	364,318	1,195	12,229	198,592

Realized gain (loss) on investments	(24,525)	(49,381)	648	26,430	(80,814)	924	(6,433)	26,807

Change in unrealized gain (loss) on investments	61,060	78,864	(43)	(2,819)	275,047	454	29,556	(21,249)

Net gain (loss) on investments	36,535	29,483	605	23,611	194,233	1,378	23,123	5,558

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$69,498	40,477	1,352	46,165	558,551	2,573	35,352	204,150

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	PVEIB		PVGPB		PVIGIB		PVNOB		PVTIGB		ROCMC		TREI2		TRHS2

Reinvested dividends		$49,770		5,067		15,245		893		89		-		7		-

Mortality and expense risk charges (note 2)		(34,833)		(3,219)		(12,005)		(1,169)		(8,004)		(3,134)		-		(226,687)

Net investment income (loss)		14,937		1,848		3,240		(276)		(7,915)		(3,134)		7		(226,687)

Realized gain (loss) on investments		197,843		11,402		200,585		(5,542)		159,307		(7,655)		1		641,268

Change in unrealized gain (loss) on investments		151,422		6,495		76,099		(1,798)		10,675		3,891		7		1,717,182

Net gain (loss) on investments		349,265		17,897		276,684		(7,340)		169,982		(3,764)		8		2,358,450

Reinvested capital gains		238,075		13,166		10,689		15,706		49,219		42,209		53		741,932

Net increase (decrease) in contract owners’ equity resulting from operations		$602,277		32,911		290,613		8,090		211,286		35,311		68		2,873,695

	$		$		$		$		$		$		$
Investment Activity*:	TRLT2		TRMCG2		VWEM		VWHA		VWHAS		PIVF2		VRVDRA

Reinvested dividends		$11		-		48,144		97,178		85,967		296		8,198

Mortality and expense risk charges (note 2)		(7)		(4,871)		(63,016)		(38,793)		(37,766)		(1,423)		(3,489)

Net investment income (loss)		4		(4,871)		(14,872)		58,385		48,201		(1,127)		4,709

Realized gain (loss) on investments		-		140		(458,350)		22,995		(27,840)		2,691		12,285

Change in unrealized gain (loss) on investments		3		(47,931)		2,081,152		1,101,949		1,007,343		10,764		(15,869)

Net gain (loss) on investments		3		(47,791)		1,622,802		1,124,944		979,503		13,455		(3,584)

Reinvested capital gains		-		62,650		-		-		-		12,887		1,702

Net increase (decrease) in contract owners’ equity resulting from operations		$7		9,988		1,607,930		1,183,329		1,027,704		25,215		2,827

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				ALVGIB				ALVIVB				ALVPGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7		(13)		(4,729)		(3,349)		1,260		585		(10,110)		(12,516)

Realized gain (loss) on investments		-		(460)		(214)		6,667		51,842		2,005		15,272		76,903

Change in unrealized gain (loss) on investments		(51)		-		3,623		33,502		8,886		91		(8,436)		46,202

Reinvested capital gains		98		-		38,700		18,062		-		-		60,241		35,076

Net increase (decrease) in contract owners’ equity resulting from operations		54		(473)		37,380		54,882		61,988		2,681		56,967		145,665

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		5		-		25		5,490		1,707

Transfers between subaccounts, net		1,219		474		1,347		(38,539)		189,428		(137)		(53,511)		(19,950)

Redemptions (notes 2, 3, and 4)		-		-		(32,626)		(75,495)		(161,855)		(27,123)		(34,936)		(330,781)

Adjustments to maintain reserves		-		(1)		91		40		(3)		24		(5)		33

Net equity transactions		1,219		473		(31,188)		(113,989)		27,570		(27,211)		(82,962)		(348,991)

Net change in contract owners’ equity		1,273		-		6,192		(59,107)		89,558		(24,530)		(25,995)		(203,326)

Contract owners’ equity at beginning of period		-		-		475,756		534,863		49,845		74,375		661,095		864,421

Contract owners’ equity at end of period		$1,273		-		481,948		475,756		139,403		49,845		635,100		661,095

CHANGE IN UNITS:

Beginning units		-		-		13,274		16,511		5,041		7,797		20,835		17,334

Units purchased		109		1,306		53		28		45,752		-		3,178		18,219

Units redeemed		-		(1,306)		(863)		(3,265)		(40,649)		(2,756)		(9,668)		(14,718)

Ending units		109		-		12,464		13,274		10,144		5,041		14,345		20,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVSVB				SVOF				WFVSCG				AMVBC4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(25,666)		(26,207)		(1,593)		(1,897)		(37,283)		(45,518)		6,082		7,367

Realized gain (loss) on investments		(141,898)		(256,539)		1,072		2,643		(698,883)		(364,801)		94,939		56,722

Change in unrealized gain (loss) on investments		(122,203)		408,862		(6,492)		2,867		737,597		1,031,285		61,389		88,980

Reinvested capital gains		312,704		174,351		8,270		11,274		222,084		-		117,904		8,266

Net increase (decrease) in contract owners’ equity resulting from operations		22,937		300,467		1,257		14,887		223,515		620,966		280,314		161,335

Equity transactions:

Purchase payments received from contract owners (note 4)		20,610		4,784		38,540		-		11,785		35,202		82,872		190,020

Transfers between subaccounts, net		(81,239)		(310,227)		(83,095)		(437)		(3,706,294)		(416,677)		814,738		572,733

Redemptions (notes 2, 3, and 4)		(351,196)		(779,323)		(11,863)		(34,759)		(258,865)		(457,547)		(195,341)		(73,941)

Adjustments to maintain reserves		3,168		(1,788)		(34,776)		26,217		17,989		(17,383)		(7)		16

Net equity transactions		(408,657)		(1,086,554)		(91,194)		(8,979)		(3,935,385)		(856,405)		702,262		688,828

Net change in contract owners’ equity		(385,720)		(786,087)		(89,937)		5,908		(3,711,870)		(235,439)		982,576		850,163

Contract owners’ equity at beginning of period		3,113,537		3,899,624		115,165		109,257		3,715,150		3,950,589		1,511,065		660,902

Contract owners’ equity at end of period		$2,727,817		3,113,537		25,228		115,165		3,280		3,715,150		2,493,641		1,511,065

CHANGE IN UNITS:

Beginning units		89,689		116,023		1,930		1,991		75,378		94,175		113,011		58,145

Units purchased		2,921		10,960		6		1		5,754		6,712		81,711		75,000

Units redeemed		(15,654)		(37,294)		(1,936)		(62)		(81,132)		(25,509)		(33,656)		(20,134)

Ending units		76,956		89,689		-		1,930		-		75,378		161,066		113,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVCB4				AMVGL4				AMVGS4				AMVGV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,787		-		49		980		(1,115)		(111)		40,025		19,640

Realized gain (loss) on investments		22,012		-		22		(4)		333		(1)		6,453		(8,069)

Change in unrealized gain (loss) on investments		29,662		-		13,275		(4,808)		16,459		(142)		12,227		(9,631)

Reinvested capital gains		-		-		4,876		-		3,168		899		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		57,461		-		18,222		(3,832)		18,845		645		58,705		1,940

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		17,796		-		20		55

Transfers between subaccounts, net		444,950		-		4,561		117,724		109,415		19,181		670,832		473,642

Redemptions (notes 2, 3, and 4)		(59,531)		-		-		-		(6)		(5)		(155,869)		(137,312)

Adjustments to maintain reserves		(7)		-		(2)		(1)		(2)		2		(2)		17

Net equity transactions		385,412		-		4,559		117,723		127,203		19,178		514,981		336,402

Net change in contract owners’ equity		442,873		-		22,781		113,891		146,048		19,823		573,686		338,342

Contract owners’ equity at beginning of period		-		-		113,891		-		43,962		24,139		684,587		346,245

Contract owners’ equity at end of period		$442,873		-		136,672		113,891		190,010		43,962		1,258,273		684,587

CHANGE IN UNITS:

Beginning units		-		-		10,872		-		4,046		2,246		71,068		35,789

Units purchased		54,614		-		420		10,872		14,223		1,800		84,885		50,394

Units redeemed		(20,320)		-		-		-		(2,838)		-		(33,389)		(15,115)

Ending units		34,294		-		11,292		10,872		15,431		4,046		122,564		71,068

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVHI4				AMVNW4				BRVDA3				BRVED3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,033		9,980		(789)		503		2,500		-		55,310		64,646

Realized gain (loss) on investments		5,748		1,399		30,154		25,514		3,336		-		(91,527)		(202,671)

Change in unrealized gain (loss) on investments		7,777		(7,778)		57,189		(118)		4,342		-		601,716		208,008

Reinvested capital gains		-		-		20,470		2,155		6,499		-		553,687		404,116

Net increase (decrease) in contract owners’ equity resulting from operations		14,558		3,601		107,024		28,054		16,677		-		1,119,186		474,099

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		14,294		729		2,363		-		96,292		86,382

Transfers between subaccounts, net		(162,701)		254,356		37,735		101,214		380,887		-		599,893		(533,870)

Redemptions (notes 2, 3, and 4)		(64,318)		(24,608)		(159,741)		(125,131)		(63,476)		-		(451,914)		(467,719)

Adjustments to maintain reserves		(1)		(1)		(2)		17		(6)		-		(11,274)		10,120

Net equity transactions		(227,020)		229,747		(107,714)		(23,171)		319,768		-		232,997		(905,087)

Net change in contract owners’ equity		(212,462)		233,348		(690)		4,883		336,445		-		1,352,183		(430,988)

Contract owners’ equity at beginning of period		233,348		-		426,077		421,194		-		-		5,272,987		5,703,975

Contract owners’ equity at end of period		$20,886		233,348		425,387		426,077		336,445		-		6,625,170		5,272,987

CHANGE IN UNITS:

Beginning units		21,850		-		37,450		38,968		-		-		252,697		298,964

Units purchased		4,283		24,802		6,907		12,391		33,322		-		52,298		27,168

Units redeemed		(24,305)		(2,952)		(14,815)		(13,909)		(6,267)		-		(40,412)		(73,435)

Ending units		1,828		21,850		29,542		37,450		27,055		-		264,583		252,697

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVHY3				BRVTR3				MLVGA3				DCAP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$229,062		443,341		101,036		105,745		493,493		46,823		(1,029)		(986)

Realized gain (loss) on investments		46,032		248,773		(201,652)		(96,384)		(53,151)		263,359		(2,087)		(5,983)

Change in unrealized gain (loss) on investments		38,125		(162,362)		304,707		(8,281)		684,254		(327,775)		(549)		8,521

Reinvested capital gains		9,159		-		3,682		-		1,672,876		1,324,489		6,531		3,802

Net increase (decrease) in contract owners’ equity resulting from operations		322,378		529,752		207,773		1,080		2,797,472		1,306,896		2,866		5,354

Equity transactions:

Purchase payments received from contract owners (note 4)		46,007		4,550		129		21,706		119,754		58,108		15,686		-

Transfers between subaccounts, net		27,071		203,356		176,189		286,226		(70,752)		(964,468)		(1)		(3)

Redemptions (notes 2, 3, and 4)		(407,072)		(4,394,864)		(400,153)		(219,259)		(2,278,315)		(1,379,422)		(2,423)		(12,471)

Adjustments to maintain reserves		(751)		(16,694)		23,953		(19,349)		278		340		(13,692)		11,857

Net equity transactions		(334,745)		(4,203,652)		(199,882)		69,324		(2,229,035)		(2,285,442)		(430)		(617)

Net change in contract owners’ equity		(12,367)		(3,673,900)		7,891		70,404		568,437		(978,546)		2,436		4,737

Contract owners’ equity at beginning of period		4,258,953		7,932,853		3,541,609		3,471,205		16,756,920		17,735,466		56,680		51,943

Contract owners’ equity at end of period		$4,246,586		4,258,953		3,549,500		3,541,609		17,325,357		16,756,920		59,116		56,680

CHANGE IN UNITS:

Beginning units		308,055		614,775		358,025		350,647		717,684		819,665		1		3

Units purchased		30,355		66,977		59,345		39,884		32,557		7,384		-		-

Units redeemed		(53,767)		(373,697)		(80,653)		(32,506)		(122,293)		(109,365)		-		(2)

Ending units		284,643		308,055		336,717		358,025		627,948		717,684		1		1

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSIF				DSRG				DSRGS				DVMCSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(207,806)		206,835		(272,589)		(214,670)		(253)		(285)		(7,871)		(5,739)

Realized gain (loss) on investments		29,741,613		23,347,689		11,288,046		1,901,178		6,428		129		19,522		26,414

Change in unrealized gain (loss) on investments		(134,444)		22,042,046		(9,271,479)		6,170,197		(5,899)		3,145		(17,191)		98,683

Reinvested capital gains		17,825,245		19,716,242		3,149,525		251,974		1,465		103		110,983		20,214

Net increase (decrease) in contract owners’ equity resulting from operations		47,224,608		65,312,812		4,893,503		8,108,679		1,741		3,092		105,443		139,572

Equity transactions:

Purchase payments received from contract owners (note 4)		1,991,455		1,109,150		102,930		216,831		-		-		(10)		1,082

Transfers between subaccounts, net		(29,933,207)		(7,919,721)		(29,750,581)		(928,701)		-		-		3,337		35,865

Redemptions (notes 2, 3, and 4)		(29,242,836)		(33,070,310)		(3,400,606)		(4,417,513)		(18,427)		(7)		(86,586)		(196,741)

Adjustments to maintain reserves		(145,136)		104,657		(22,214)		5,748		-		3		(6)		62

Net equity transactions		(57,329,724)		(39,776,224)		(33,070,471)		(5,123,635)		(18,427)		(4)		(83,265)		(159,732)

Net change in contract owners’ equity		(10,105,116)		25,536,588		(28,176,968)		2,985,044		(16,686)		3,088		22,178		(20,160)

Contract owners’ equity at beginning of period		320,302,469		294,765,881		38,730,351		35,745,307		17,173		14,085		1,282,936		1,303,096

Contract owners’ equity at end of period		$310,197,353		320,302,469		10,553,383		38,730,351		487		17,173		1,305,114		1,282,936

CHANGE IN UNITS:

Beginning units		4,538,702		5,151,225		742,391		845,770		459		459		65,162		73,710

Units purchased		63,514		64,805		2,846		17,153		-		-		2,326		6,095

Units redeemed		(824,162)		(677,328)		(566,998)		(120,532)		(446)		-		(6,526)		(14,643)

Ending units		3,778,054		4,538,702		178,239		742,391		13		459		60,962		65,162

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DVSCS				CVN1IF				CVSBF				CLVGT2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,744		9,106		(5,763)		(644)		(595)		1,203		(8,973)		(1,276)

Realized gain (loss) on investments		(366,899)		77,421		11,199		846		7,060		10		37,303		13,501

Change in unrealized gain (loss) on investments		(589,601)		552,824		88,829		(3,990)		(507)		1,049		133,227		40,220

Reinvested capital gains		1,503,744		378,064		13,734		16,109		1,449		1,858		79,630		3

Net increase (decrease) in contract owners’ equity resulting from operations		577,988		1,017,415		107,999		12,321		7,407		4,120		241,187		52,448

Equity transactions:

Purchase payments received from contract owners (note 4)		136,738		87,180		112,907		6,833		1,633		6,072		19,053		14

Transfers between subaccounts, net		(986,112)		(40,987)		607,236		652,138		(115,967)		137,484		1,191,421		594,511

Redemptions (notes 2, 3, and 4)		(1,444,263)		(1,999,791)		(335,050)		(14,051)		(12,342)		(202)		(42,043)		(813)

Adjustments to maintain reserves		(5,025)		476		(7)		(1)		(1)		(1)		(7)		(1)

Net equity transactions		(2,298,662)		(1,953,122)		385,086		644,919		(126,677)		143,353		1,168,424		593,711

Net change in contract owners’ equity		(1,720,674)		(935,707)		493,085		657,240		(119,270)		147,473		1,409,611		646,159

Contract owners’ equity at beginning of period		16,450,562		17,386,269		657,240		-		147,473		-		646,159		-

Contract owners’ equity at end of period		$14,729,888		16,450,562		1,150,325		657,240		28,203		147,473		2,055,770		646,159

CHANGE IN UNITS:

Beginning units		319,770		359,675		54,551		-		12,984		-		53,019		-

Units purchased		7,644		16,109		88,830		60,187		1,634		13,002		109,933		59,522

Units redeemed		(52,521)		(56,014)		(63,086)		(5,636)		(12,373)		(18)		(36,148)		(6,503)

Ending units		274,893		319,770		80,295		54,551		2,245		12,984		126,804		53,019

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLVHY2				ETVFR				FHIBS				FQB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$22,911		19,177		382,189		505,064		20,957		20,535		612,440		564,143

Realized gain (loss) on investments		(525)		(736)		(46,254)		(57,243)		(8,105)		(6,447)		(448,362)		(575,723)

Change in unrealized gain (loss) on investments		10,772		5,114		(151,968)		19,859		20,026		5,816		1,418,203		810,547

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		33,158		23,555		183,967		467,680		32,878		19,904		1,582,281		798,967

Equity transactions:

Purchase payments received from contract owners (note 4)		1,200		2		6,684		12,269		-		11		254,158		160,696

Transfers between subaccounts, net		31,012		47,709		(28,580)		(735,444)		30,081		689		(114,588)		176,409

Redemptions (notes 2, 3, and 4)		(29,245)		(12,485)		(513,367)		(772,647)		(46,600)		(87,440)		(3,240,655)		(3,657,936)

Adjustments to maintain reserves		(5)		48		(12)		27		(4)		1,100		7,991		(27,658)

Net equity transactions		2,962		35,274		(535,275)		(1,495,795)		(16,523)		(85,640)		(3,093,094)		(3,348,489)

Net change in contract owners’ equity		36,120		58,829		(351,308)		(1,028,115)		16,355		(65,736)		(1,510,813)		(2,549,522)

Contract owners’ equity at beginning of period		450,289		391,460		6,966,012		7,994,127		537,917		603,653		29,079,731		31,629,253

Contract owners’ equity at end of period		$486,409		450,289		6,614,704		6,966,012		554,272		537,917		27,568,918		29,079,731

CHANGE IN UNITS:

Beginning units		35,742		32,871		536,521		655,168		20,834		24,298		1,405,786		1,558,433

Units purchased		7,390		5,066		23,527		16,182		1,155		1,998		81,411		83,618

Units redeemed		(7,166)		(2,195)		(64,042)		(134,829)		(1,785)		(5,462)		(227,575)		(236,265)

Ending units		35,966		35,742		496,006		536,521		20,204		20,834		1,259,622		1,405,786

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FQBS				FVU2S				FB2				FC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$11,918		4,994		554		132		134,626		148,724		(74,478)		(54,457)

Realized gain (loss) on investments		(12,940)		(13,867)		1,302		(86)		414,050		318,479		435,749		303,547

Change in unrealized gain (loss) on investments		41,448		20,084		512		10,009		1,409,080		1,925,543		(270,068)		262,016

Reinvested capital gains		-		-		1,202		-		1,270,365		749,402		1,235,126		770,668

Net increase (decrease) in contract owners’ equity resulting from operations		40,426		11,211		3,570		10,055		3,228,121		3,142,148		1,326,329		1,281,774

Equity transactions:

Purchase payments received from contract owners (note 4)		4,341		62,713		-		-		762,663		224,870		212,737		139,750

Transfers between subaccounts, net		(10,207)		89,184		372		66		308,284		2,588,269		349,525		2,774,184

Redemptions (notes 2, 3, and 4)		(160,021)		(195,209)		(18,703)		(358)		(2,289,490)		(2,619,098)		(797,339)		(529,593)

Adjustments to maintain reserves		67,290		(62,666)		(2)		23		524		(321)		(6)		73

Net equity transactions		(98,597)		(105,978)		(18,333)		(269)		(1,218,019)		193,720		(235,083)		2,384,414

Net change in contract owners’ equity		(58,171)		(94,767)		(14,763)		9,786		2,010,102		3,335,868		1,091,246		3,666,188

Contract owners’ equity at beginning of period		776,913		871,680		84,597		74,811		24,606,138		21,270,270		6,819,873		3,153,685

Contract owners’ equity at end of period		$718,742		776,913		69,834		84,597		26,616,240		24,606,138		7,911,119		6,819,873

CHANGE IN UNITS:

Beginning units		53,530		61,813		6,768		6,787		1,126,807		1,114,873		299,469		183,123

Units purchased		2,037		5,902		30		5		127,171		210,793		61,554		178,009

Units redeemed		(8,185)		(14,185)		(1,458)		(24)		(182,298)		(198,859)		(71,702)		(61,663)

Ending units		47,382		53,530		5,340		6,768		1,071,680		1,126,807		289,321		299,469

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FCS				FEI2				FEIS				FEMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(197,470)		(181,093)		(4,769)		(4,581)		755,585		728,227		(10,471)		1,764

Realized gain (loss) on investments		1,298,627		934,360		43,266		8,035		7,084,996		4,434,377		476,688		23,796

Change in unrealized gain (loss) on investments		(646,727)		1,936,097		162,773		125,648		6,867,489		5,307,360		(90,575)		78,957

Reinvested capital gains		2,945,674		2,072,716		113,263		125,198		7,514,685		7,981,157		235		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,400,104		4,762,080		314,533		254,300		22,222,755		18,451,121		375,877		104,517

Equity transactions:

Purchase payments received from contract owners (note 4)		78,603		299,552		5,768		43,953		504,652		649,218		1,084		26,844

Transfers between subaccounts, net		(254,367)		(14,597)		(40,888)		(41,387)		(3,915,720)		(3,291,222)		(1,457,370)		(83,856)

Redemptions (notes 2, 3, and 4)		(2,223,791)		(2,099,780)		(349,452)		(328,521)		(14,490,792)		(16,658,579)		(225,610)		(202,106)

Adjustments to maintain reserves		5,161		5,786		24		406		(135,058)		97,500		25,204		(25,790)

Net equity transactions		(2,394,394)		(1,809,039)		(384,548)		(325,549)		(18,036,918)		(19,203,083)		(1,656,692)		(284,908)

Net change in contract owners’ equity		1,005,710		2,953,041		(70,015)		(71,249)		4,185,837		(751,962)		(1,280,815)		(180,391)

Contract owners’ equity at beginning of period		18,217,028		15,263,987		2,089,082		2,160,331		135,712,910		136,464,872		1,280,815		1,461,206

Contract owners’ equity at end of period		$19,222,738		18,217,028		2,019,067		2,089,082		139,898,747		135,712,910		-		1,280,815

CHANGE IN UNITS:

Beginning units		169,981		187,887		62,103		72,722		2,707,881		3,090,099		104,608		129,487

Units purchased		1,380		3,064		2,426		2,596		35,060		44,045		17,332		15,458

Units redeemed		(21,998)		(20,970)		(13,105)		(13,215)		(370,517)		(426,263)		(121,940)		(40,337)

Ending units		149,363		169,981		51,424		62,103		2,372,424		2,707,881		-		104,608

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF10S				FF10S2				FF20S				FF20S2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$57,482		93,662		3,146		2,752		117,107		129,494		3,107		2,597

Realized gain (loss) on investments		(10,797)		(74,843)		1,882		-		17,349		56,147		1,197		2,383

Change in unrealized gain (loss) on investments		252,290		142,155		3,904		(3,415)		289,363		114,977		7,660		(4,739)

Reinvested capital gains		48,898		3,323		1,259		83		427,114		240,722		10,272		3,143

Net increase (decrease) in contract owners’ equity resulting from operations		347,873		164,297		10,191		(580)		850,933		541,340		22,236		3,384

Equity transactions:

Purchase payments received from contract owners (note 4)		14		237,351		-		85,449		44,900		33,297		-		97,563

Transfers between subaccounts, net		(786,526)		171,577		-		-		(147,999)		(623,346)		-		-

Redemptions (notes 2, 3, and 4)		(357,755)		(1,022,842)		(104,130)		-		(893,371)		(686,097)		(113,691)		(10,648)

Adjustments to maintain reserves		(10)		138		71,127		(71,106)		(25,442)		22,059		93,664		(95,758)

Net equity transactions		(1,144,277)		(613,776)		(33,003)		14,343		(1,021,912)		(1,254,087)		(20,027)		(8,843)

Net change in contract owners’ equity		(796,404)		(449,479)		(22,812)		13,763		(170,979)		(712,747)		2,209		(5,459)

Contract owners’ equity at beginning of period		3,924,955		4,374,434		22,812		9,049		7,813,650		8,526,397		91,184		96,643

Contract owners’ equity at end of period		$3,128,551		3,924,955		-		22,812		7,642,671		7,813,650		93,393		91,184

CHANGE IN UNITS:

Beginning units		195,147		227,879		-		-		339,889		395,663		-		-

Units purchased		20,824		24,708		-		-		10,553		5,668		-		-

Units redeemed		(73,830)		(57,440)		-		-		(54,611)		(61,442)		-		-

Ending units		142,141		195,147		-		-		295,831		339,889		-		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF30S				FF30S2				FG2				FGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$90,753		82,856		1,130		691		(66,928)		(66,577)		15,897		6,411

Realized gain (loss) on investments		147,978		200,050		7,026		3,027		171,664		64,735		408,362		87,798

Change in unrealized gain (loss) on investments		417,327		385,701		1,699		(327)		(104,403)		25,664		(89,350)		297,870

Reinvested capital gains		343,142		17,024		5,285		252		484,092		875,509		433,396		234,743

Net increase (decrease) in contract owners’ equity resulting from operations		999,200		685,631		15,140		3,643		484,425		899,331		768,305		626,822

Equity transactions:

Purchase payments received from contract owners (note 4)		56,316		178,205		177		51,930		8		36,046		206,719		110,434

Transfers between subaccounts, net		30,102		(242,886)		(4,861)		-		(502,622)		40,286		503,817		(97,496)

Redemptions (notes 2, 3, and 4)		(1,036,760)		(1,362,320)		(55,502)		(9,159)		(330,139)		(186,602)		(252,376)		(105,345)

Adjustments to maintain reserves		(18)		(2,080)		21,795		(50,131)		35		121		60,709		(68,440)

Net equity transactions		(950,360)		(1,429,081)		(38,391)		(7,360)		(832,718)		(110,149)		518,869		(160,847)

Net change in contract owners’ equity		48,840		(743,450)		(23,251)		(3,717)		(348,293)		789,182		1,287,174		465,975

Contract owners’ equity at beginning of period		7,642,194		8,385,644		72,474		76,191		4,064,021		3,274,839		3,523,244		3,057,269

Contract owners’ equity at end of period		$7,691,034		7,642,194		49,223		72,474		3,715,728		4,064,021		4,810,418		3,523,244

CHANGE IN UNITS:

Beginning units		291,681		345,964		-		-		63,038		64,958		133,979		140,250

Units purchased		12,371		25,907		-		-		-		1,903		93,418		17,194

Units redeemed		(47,450)		(80,190)		-		-		(11,741)		(3,823)		(74,354)		(23,465)

Ending units		256,602		291,681		-		-		51,297		63,038		153,043		133,979

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FGOS				FGS				FHIS				FIGBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(27,428)		(25,589)		(2,088,149)		(2,530,076)		1,014,995		744,278		528,598		511,972

Realized gain (loss) on investments		441,872		215,769		10,212,774		14,259,500		215,079		1,927,476		(367,902)		(470,156)

Change in unrealized gain (loss) on investments		51,161		530,435		(8,437,984)		(5,523,497)		517,318		335,754		1,103,830		27,395

Reinvested capital gains		36,848		-		30,350,838		50,922,290		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		502,453		720,615		30,037,479		57,128,217		1,747,392		3,007,508		1,264,526		69,211

Equity transactions:

Purchase payments received from contract owners (note 4)		7,789		13,232		1,152,707		1,766,239		194,229		471,667		324,510		287,050

Transfers between subaccounts, net		(100,237)		(28,936)		(4,658,951)		(1,562,630)		(617,791)		(693,386)		1,293,051		1,740,683

Redemptions (notes 2, 3, and 4)		(423,294)		(188,868)		(22,031,906)		(23,390,746)		(2,592,785)		(24,483,912)		(2,025,457)		(2,500,491)

Adjustments to maintain reserves		584		614		(67,528)		112,598		(120,190)		73,598		(41,658)		34,865

Net equity transactions		(515,158)		(203,958)		(25,605,678)		(23,074,539)		(3,136,537)		(24,632,033)		(449,554)		(437,893)

Net change in contract owners’ equity		(12,705)		516,657		4,431,801		34,053,678		(1,389,145)		(21,624,525)		814,972		(368,682)

Contract owners’ equity at beginning of period		2,456,205		1,939,548		238,402,754		204,349,076		20,905,352		42,529,877		21,784,620		22,153,302

Contract owners’ equity at end of period		$2,443,500		2,456,205		242,834,555		238,402,754		19,516,207		20,905,352		22,599,592		21,784,620

CHANGE IN UNITS:

Beginning units		29,172		31,625		2,547,660		2,815,532		959,884		2,097,750		1,354,940		1,375,472

Units purchased		2,213		1,725		39,604		98,889		30,742		42,157		157,328		199,955

Units redeemed		(7,310)		(4,178)		(304,733)		(366,761)		(165,850)		(1,180,023)		(182,040)		(220,487)

Ending units		24,075		29,172		2,282,531		2,547,660		824,776		959,884		1,330,228		1,354,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FMC2				FMCS				FNRS2				FO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(14,448)		(13,745)		(125,593)		(112,847)		81,815		106,484		(2,161)		(1,935)

Realized gain (loss) on investments		20,925		66,666		22,625		212,876		117,704		376,394		15,123		43,034

Change in unrealized gain (loss) on investments		(31,420)		(37,937)		(159,225)		238,932		605,878		(129,573)		35,640		(53,632)

Reinvested capital gains		97,241		135,001		1,922,852		2,275,255		-		-		63,024		31,277

Net increase (decrease) in contract owners’ equity resulting from operations		72,298		149,985		1,660,659		2,614,216		805,397		353,305		111,626		18,744

Equity transactions:

Purchase payments received from contract owners (note 4)		23,923		162		168,527		122,821		86,155		178,713		4,875		21,333

Transfers between subaccounts, net		(22,431)		-		(647,586)		350,755		(647,104)		(932,825)		(12,247)		35,915

Redemptions (notes 2, 3, and 4)		(96,033)		(249,274)		(1,786,357)		(2,294,446)		(763,843)		(844,047)		(53,746)		(205,836)

Adjustments to maintain reserves		25,995		(5,666)		(4,605)		965		(27,469)		26,907		5,914		(4,740)

Net equity transactions		(68,546)		(254,778)		(2,270,021)		(1,819,905)		(1,352,261)		(1,571,252)		(55,204)		(153,328)

Net change in contract owners’ equity		3,752		(104,793)		(609,362)		794,311		(546,864)		(1,217,947)		56,422		(134,584)

Contract owners’ equity at beginning of period		843,617		948,410		17,740,646		16,946,335		9,941,448		11,159,395		648,463		783,047

Contract owners’ equity at end of period		$847,369		843,617		17,131,284		17,740,646		9,394,584		9,941,448		704,885		648,463

CHANGE IN UNITS:

Beginning units		-		-		491,931		544,002		671,916		777,403		46,465		58,120

Units purchased		-		-		23,879		31,248		33,483		112,052		1,638		4,928

Units redeemed		-		-		(85,632)		(83,319)		(124,091)		(217,539)		(5,332)		(16,583)

Ending units		-		-		430,178		491,931		581,308		671,916		42,771		46,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FOS				FRESS2				FVFRHI				FVSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$80,797		93,132		9,356		17,598		17,189		19,390		(15,007)		(17,971)

Realized gain (loss) on investments		1,120,400		828,429		(3,137)		(113,816)		6,724		2,211		(87,664)		58,210

Change in unrealized gain (loss) on investments		501,458		(959,429)		1,936		105,777		(170)		2,074		245,597		(529,256)

Reinvested capital gains		1,740,755		886,901		365		-		-		-		295,183		1,091,456

Net increase (decrease) in contract owners’ equity resulting from operations		3,443,410		849,033		8,520		9,559		23,743		23,675		438,109		602,439

Equity transactions:

Purchase payments received from contract owners (note 4)		211,287		255,153		101,918		5,746		-		40,000		11,974		5,306

Transfers between subaccounts, net		(114,257)		(580,192)		211,344		(478,476)		(26,574)		(11,983)		(129,839)		(83,936)

Redemptions (notes 2, 3, and 4)		(2,542,600)		(2,442,224)		(6,805)		(11,099)		(73,703)		(35,867)		(628,663)		(843,396)

Adjustments to maintain reserves		114,176		(145,032)		(3)		55		(4)		2		3,018		(1,705)

Net equity transactions		(2,331,394)		(2,912,295)		306,454		(483,774)		(100,281)		(7,848)		(743,510)		(923,731)

Net change in contract owners’ equity		1,112,016		(2,063,262)		314,974		(474,215)		(76,538)		15,827		(305,401)		(321,292)

Contract owners’ equity at beginning of period		18,488,000		20,551,262		592,120		1,066,335		298,930		283,103		7,670,494		7,991,786

Contract owners’ equity at end of period		$19,600,016		18,488,000		907,094		592,120		222,392		298,930		7,365,093		7,670,494

CHANGE IN UNITS:

Beginning units		635,709		732,737		49,106		93,175		26,016		26,446		148,349		166,431

Units purchased		46,772		18,022		27,716		4,238		57,995		24,556		5,191		6,941

Units redeemed		(116,532)		(115,050)		(2,504)		(48,307)		(65,438)		(24,986)		(19,933)		(25,023)

Ending units		565,949		635,709		74,318		49,106		18,573		26,016		133,607		148,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSS2				FTVDM2				FTVFA2				FTVGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,275)		(2,759)		(9,867)		60,521		17,674		23,397		(68,913)		(77,841)

Realized gain (loss) on investments		(772)		11,527		538,135		(74,668)		22,037		(196,101)		(291,417)		(453,592)

Change in unrealized gain (loss) on investments		17,841		(68,934)		271,452		128,409		68,689		368,184		1,198,574		(379,513)

Reinvested capital gains		30,435		99,073		40,658		16,227		75,973		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		43,229		38,907		840,378		130,489		184,373		195,480		838,244		(910,946)

Equity transactions:

Purchase payments received from contract owners (note 4)		2,612		34,621		78,977		5,301		955		7,643		73,442		42,250

Transfers between subaccounts, net		23,069		342,519		(2,816,449)		(45,206)		(335,480)		(319,911)		(137,127)		(267,298)

Redemptions (notes 2, 3, and 4)		(68,267)		(12,175)		(162,224)		(156,247)		(799,561)		(220,842)		(482,619)		(959,643)

Adjustments to maintain reserves		3		33		(812)		(4,329)		6,479		(16,404)		(47,748)		46,832

Net equity transactions		(42,583)		364,998		(2,900,508)		(200,481)		(1,127,607)		(549,514)		(594,052)		(1,137,859)

Net change in contract owners’ equity		646		403,905		(2,060,130)		(69,992)		(943,234)		(354,034)		244,192		(2,048,805)

Contract owners’ equity at beginning of period		773,756		369,851		2,060,130		2,130,122		2,264,049		2,618,083		5,995,242		8,044,047

Contract owners’ equity at end of period		$774,402		773,756		-		2,060,130		1,320,815		2,264,049		6,239,434		5,995,242

CHANGE IN UNITS:

Beginning units		48,739		18,154		163,031		178,845		115,695		144,755		812,213		962,202

Units purchased		3,226		36,261		27,772		16,535		1,955		26		32,479		27,255

Units redeemed		(5,917)		(5,676)		(190,803)		(32,349)		(57,256)		(29,086)		(106,040)		(177,244)

Ending units		46,048		48,739		-		163,031		60,394		115,695		738,652		812,213

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVIS2				FTVRD2				FTVSV2				TIF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$834,272		904,357		(2,680)		(1,718)		(879)		(13,679)		24,541		30,494

Realized gain (loss) on investments		(181,891)		(90,269)		10,815		4,173		190,673		43,242		89,925		936

Change in unrealized gain (loss) on investments		1,411,270		402,272		(7,672)		17,419		(342,645)		477,844		270,658		(66,666)

Reinvested capital gains		227,187		95,394		43,620		22,819		537,305		156,932		134,463		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,290,838		1,311,754		44,083		42,693		384,454		664,339		519,587		(35,236)

Equity transactions:

Purchase payments received from contract owners (note 4)		115,710		80,175		333		-		34,967		137,842		98,430		2,931

Transfers between subaccounts, net		(3,365)		(765,646)		-		-		(219,238)		(464,707)		137,616		(171,396)

Redemptions (notes 2, 3, and 4)		(1,936,269)		(2,070,137)		(82,602)		(60,596)		(904,394)		(876,140)		(302,244)		(277,439)

Adjustments to maintain reserves		381		(58,052)		(36,940)		6,086		(48,280)		20,472		968		(19,658)

Net equity transactions		(1,823,543)		(2,813,660)		(119,209)		(54,510)		(1,136,945)		(1,182,533)		(65,230)		(465,562)

Net change in contract owners’ equity		467,295		(1,501,906)		(75,126)		(11,817)		(752,491)		(518,194)		454,357		(500,798)

Contract owners’ equity at beginning of period		21,670,603		23,172,509		452,896		464,713		6,918,943		7,437,137		2,037,232		2,538,030

Contract owners’ equity at end of period		$22,137,898		21,670,603		377,770		452,896		6,166,452		6,918,943		2,491,589		2,037,232

CHANGE IN UNITS:

Beginning units		924,002		1,043,023		-		-		214,722		255,327		197,146		237,169

Units purchased		37,304		15,574		-		-		5,064		25,657		31,541		2,292

Units redeemed		(113,093)		(134,595)		-		-		(39,640)		(66,262)		(39,244)		(42,315)

Ending units		848,213		924,002		-		-		180,146		214,722		189,443		197,146

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVGMNS				RVARS				SBLP				ACC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,335		533		6,125		31,946		10,445		12,842		(3,510)		(7,535)

Realized gain (loss) on investments		1,222		6,858		(3,260)		(22,895)		(9,506)		(9,838)		35,729		(4,503)

Change in unrealized gain (loss) on investments		(3,853)		3,723		(2,443)		(38,251)		9,213		13,071		(29,567)		132,525

Reinvested capital gains		5,874		-		-		-		-		-		228,517		159,281

Net increase (decrease) in contract owners’ equity resulting from operations		4,578		11,114		422		(29,200)		10,152		16,075		231,169		279,768

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1,625		-		771		1,000		1,442		-		15,002

Transfers between subaccounts, net		(4,982)		(52,033)		(1,226)		(320,267)		(10,699)		(21,977)		(2,274,978)		(162,837)

Redemptions (notes 2, 3, and 4)		(3,391)		(3,867)		(20,885)		(48,009)		(84,682)		(42,742)		(245,452)		(213,563)

Adjustments to maintain reserves		(1)		20		(6)		65		(24)		(21)		(5)		575

Net equity transactions		(8,374)		(54,255)		(22,117)		(367,440)		(94,405)		(63,298)		(2,520,435)		(360,823)

Net change in contract owners’ equity		(3,796)		(43,141)		(21,695)		(396,640)		(84,253)		(47,223)		(2,289,266)		(81,055)

Contract owners’ equity at beginning of period		55,108		98,249		534,685		931,325		212,395		259,618		2,289,266		2,370,321

Contract owners’ equity at end of period		$51,312		55,108		512,990		534,685		128,142		212,395		-		2,289,266

CHANGE IN UNITS:

Beginning units		3,456		7,036		49,434		81,745		8,827		11,438		58,793		68,602

Units purchased		-		1,787		35		1,211		642		565		792		471

Units redeemed		(487)		(5,367)		(2,100)		(33,522)		(4,419)		(3,176)		(59,585)		(10,280)

Ending units		2,969		3,456		47,369		49,434		5,050		8,827		-		58,793

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ACEG				AVCE2				AVGI				IVHS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(228)		(236)		(5,547)		(5,335)		(29)		(24)		(3,528)		(4,997)

Realized gain (loss) on investments		5,437		16		9,363		2,266		4		1		557		4,546

Change in unrealized gain (loss) on investments		(5,137)		6,156		17,593		48,062		228		385		34,081		15,893

Reinvested capital gains		2,272		-		26,402		29,064		259		253		11,721		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,344		5,936		47,811		74,057		462		615		42,831		15,442

Equity transactions:

Purchase payments received from contract owners (note 4)		129		140		-		22,060		-		-		3,868		4,101

Transfers between subaccounts, net		(25,106)		-		(359)		(10,296)		-		-		(76)		3,397

Redemptions (notes 2, 3, and 4)		(714)		(578)		(77,963)		(57,532)		-		(3)		(145,829)		(65,917)

Adjustments to maintain reserves		1		6		(2)		27		(2)		1		(34)		(22)

Net equity transactions		(25,690)		(432)		(78,324)		(45,741)		(2)		(2)		(142,071)		(58,441)

Net change in contract owners’ equity		(23,346)		5,504		(30,513)		28,316		460		613		(99,240)		(42,999)

Contract owners’ equity at beginning of period		23,346		17,842		360,904		332,588		3,203		2,590		385,554		428,553

Contract owners’ equity at end of period		$-		23,346		330,391		360,904		3,663		3,203		286,314		385,554

CHANGE IN UNITS:

Beginning units		483		492		11,996		13,679		79		79		11,564		13,234

Units purchased		3		3		-		783		-		-		152		209

Units redeemed		(486)		(12)		(2,412)		(2,466)		-		-		(4,204)		(1,879)

Ending units		-		483		9,584		11,996		79		79		7,512		11,564

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVKEI1				IVMCC2				IVRE				OVAG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,236		1,997		(1,611)		(1,649)		1,123		2,211		(561,080)		(583,604)

Realized gain (loss) on investments		(1,599)		(1,546)		24,913		5,352		(3,402)		(4,017)		(250,420)		(320,952)

Change in unrealized gain (loss) on investments		19,078		21,714		(25,129)		14,978		11,048		(2,602)		(1,710,742)		11,638,771

Reinvested capital gains		20,127		13,943		14,665		4,332		-		-		4,263,570		-

Net increase (decrease) in contract owners’ equity resulting from operations		40,842		36,108		12,838		23,013		8,769		(4,408)		1,741,328		10,734,215

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		1,733		2,076		331,838		351,122

Transfers between subaccounts, net		-		-		(28,887)		42,158		(2,074)		13,986		(940,689)		(1,222,721)

Redemptions (notes 2, 3, and 4)		(14,587)		(8,823)		(50,976)		(3,679)		(20,853)		(18,079)		(4,770,072)		(5,379,150)

Adjustments to maintain reserves		(2)		18		(5)		31		(16)		(28)		(32,520)		17,572

Net equity transactions		(14,589)		(8,805)		(79,868)		38,510		(21,210)		(2,045)		(5,411,443)		(6,233,177)

Net change in contract owners’ equity		26,253		27,303		(67,030)		61,523		(12,441)		(6,453)		(3,670,115)		4,501,038

Contract owners’ equity at beginning of period		367,679		340,376		202,185		140,662		145,633		152,086		53,972,333		49,471,295

Contract owners’ equity at end of period		$393,932		367,679		135,155		202,185		133,192		145,633		50,302,218		53,972,333

CHANGE IN UNITS:

Beginning units		15,162		15,536		8,265		6,632		10,477		10,624		936,684		1,054,556

Units purchased		-		-		395		2,698		290		1,359		19,337		19,202

Units redeemed		(581)		(374)		(3,513)		(1,065)		(1,779)		(1,506)		(113,307)		(137,074)

Ending units		14,581		15,162		5,147		8,265		8,988		10,477		842,714		936,684

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVAG2				OVGI				OVGR				OVGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(17,187)		(17,213)		(5,115)		(6,385)		(49,051)		(47,039)		(863,399)		(923,334)

Realized gain (loss) on investments		(249,260)		(179,019)		(7,361)		(78,052)		89,759		52,575		(182,765)		(166,276)

Change in unrealized gain (loss) on investments		158,746		449,301		29,680		116,872		(97,668)		1,162,251		(3,337,754)		7,544,516

Reinvested capital gains		143,739		-		16,841		34,015		521,296		-		14,368,881		4,565,957

Net increase (decrease) in contract owners’ equity resulting from operations		36,038		253,069		34,045		66,450		464,336		1,167,787		9,984,963		11,020,863

Equity transactions:

Purchase payments received from contract owners (note 4)		9,029		51,162		-		9		28,952		89,892		231,813		515,280

Transfers between subaccounts, net		27,655		100,223		-		-		(56,248)		(88,843)		(17,071,928)		(2,856,078)

Redemptions (notes 2, 3, and 4)		(218,141)		(84,427)		(93,526)		(109,290)		(477,152)		(411,740)		(7,252,805)		(8,140,071)

Adjustments to maintain reserves		44,317		(48,441)		70,281		(76,691)		(529)		(1,341)		29,865		23,185

Net equity transactions		(137,140)		18,517		(23,245)		(185,972)		(504,977)		(412,032)		(24,063,055)		(10,457,684)

Net change in contract owners’ equity		(101,102)		271,586		10,800		(119,522)		(40,641)		755,755		(14,078,092)		563,179

Contract owners’ equity at beginning of period		1,448,641		1,177,055		184,992		304,514		4,482,079		3,726,324		78,351,125		77,787,946

Contract owners’ equity at end of period		$1,347,539		1,448,641		195,792		184,992		4,441,438		4,482,079		64,273,033		78,351,125

CHANGE IN UNITS:

Beginning units		86,679		85,776		-		-		55,152		60,727		1,784,596		2,029,025

Units purchased		12,651		21,938		-		-		635		1,681		25,196		27,655

Units redeemed		(21,198)		(21,035)		-		-		(6,752)		(7,256)		(527,904)		(272,084)

Ending units		78,132		86,679		-		-		49,035		55,152		1,281,888		1,784,596

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVGSS				OVIGS				OVSB				OVSBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(8,038)		(11,135)		(10,604)		(6,837)		83,403		31,513		15,903		4,010

Realized gain (loss) on investments		9,131		1,048		16,456		(108,413)		51,665		20,025		5,092		3,780

Change in unrealized gain (loss) on investments		(44,944)		56,051		32,480		25,132		53,652		(21,062)		25,072		(4,068)

Reinvested capital gains		100,643		34,909		92,760		62,293		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		56,792		80,873		131,092		(27,825)		188,720		30,476		46,067		3,722

Equity transactions:

Purchase payments received from contract owners (note 4)		-		12,862		39,354		54,202		1,005		652		114		1

Transfers between subaccounts, net		(525,758)		(55,346)		107,688		(13,689)		280,704		(33,032)		(455)		29,288

Redemptions (notes 2, 3, and 4)		(131,586)		(35,796)		(38,556)		(134,986)		(277,409)		(167,128)		(38,783)		(53,683)

Adjustments to maintain reserves		10,328		(12,523)		(31,835)		34,790		(16)		146		(90)		863

Net equity transactions		(647,016)		(90,803)		76,651		(59,683)		4,284		(199,362)		(39,214)		(23,531)

Net change in contract owners’ equity		(590,224)		(9,930)		207,743		(87,508)		193,004		(168,886)		6,853		(19,809)

Contract owners’ equity at beginning of period		590,224		600,154		919,641		1,007,149		1,626,321		1,795,207		450,012		469,821

Contract owners’ equity at end of period		$-		590,224		1,127,384		919,641		1,819,325		1,626,321		456,865		450,012

CHANGE IN UNITS:

Beginning units		13,789		15,937		72,512		79,967		152,656		173,431		27,853		29,047

Units purchased		93		84		10,303		9,223		38,294		15,059		589		1,764

Units redeemed		(13,882)		(2,232)		(4,451)		(16,678)		(38,015)		(35,834)		(2,956)		(2,958)

Ending units		-		13,789		78,364		72,512		152,935		152,656		25,486		27,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVSC				OVSCS				JABS				JACAS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(41,659)		(75,283)		(707)		(926)		17,263		15,296		(717,644)		(1,095,988)

Realized gain (loss) on investments		442,882		357,343		3,915		3,508		115,873		151,872		25,501,205		5,371,050

Change in unrealized gain (loss) on investments		(598,116)		193,744		(5,400)		2,438		139,997		113,196		(23,212,656)		12,542,689

Reinvested capital gains		616,458		232,333		6,927		2,621		84,831		-		13,463,267		6,260,241

Net increase (decrease) in contract owners’ equity resulting from operations		419,565		708,137		4,735		7,641		357,964		280,364		15,034,172		23,077,992

Equity transactions:

Purchase payments received from contract owners (note 4)		8,172		8,297		-		-		2,800		610,111		316,507		812,348

Transfers between subaccounts, net		(472,424)		460,307		-		-		411,559		366,017		(104,451,383)		(4,084,144)

Redemptions (notes 2, 3, and 4)		(888,615)		(847,525)		(7,455)		(9,952)		(293,220)		(1,116,120)		(9,076,882)		(10,648,806)

Adjustments to maintain reserves		(870)		1,341		716		275		62		48		136,265		(152,398)

Net equity transactions		(1,353,737)		(377,580)		(6,739)		(9,677)		121,201		(139,944)		(113,075,493)		(14,073,000)

Net change in contract owners’ equity		(934,172)		330,557		(2,004)		(2,036)		479,165		140,420		(98,041,321)		9,004,992

Contract owners’ equity at beginning of period		7,132,851		6,802,294		71,364		73,400		2,390,614		2,250,194		100,668,529		91,663,537

Contract owners’ equity at end of period		$6,198,679		7,132,851		69,360		71,364		2,869,779		2,390,614		2,627,208		100,668,529

CHANGE IN UNITS:

Beginning units		193,172		205,659		-		-		201,791		216,212		1,729,386		1,995,759

Units purchased		13,402		48,920		-		-		48,839		111,958		15,755		52,512

Units redeemed		(50,229)		(61,407)		-		-		(37,205)		(126,379)		(1,713,575)		(318,885)

Ending units		156,345		193,172		-		-		213,425		201,791		31,566		1,729,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAFBS				JAGSEI				JAGTS				JAIGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$64,512		57,388		(645)		(807)		(689,667)		(647,928)		51,818		47,434

Realized gain (loss) on investments		(117,323)		(157,468)		7,602		12,484		2,938,287		2,840,839		2,381,785		560,277

Change in unrealized gain (loss) on investments		168,303		102,540		2,513		(1,696)		5,186,427		12,587,594		5,194,266		903,017

Reinvested capital gains		-		-		3,034		425		5,740,475		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		115,492		2,460		12,504		10,406		13,175,522		14,780,505		7,627,869		1,510,728

Equity transactions:

Purchase payments received from contract owners (note 4)		135		878		-		-		276,297		834,625		165,712		333,632

Transfers between subaccounts, net		(18,578)		86,824		(6,192)		31,980		(962,658)		91,453		(6,493,777)		(313,026)

Redemptions (notes 2, 3, and 4)		(297,944)		(526,633)		(902)		(7,403)		(4,809,965)		(5,220,603)		(2,582,367)		(3,803,309)

Adjustments to maintain reserves		(7)		86		(2)		2		218,428		(221,127)		(156,673)		40,416

Net equity transactions		(316,394)		(438,845)		(7,096)		24,579		(5,277,898)		(4,515,652)		(9,067,105)		(3,742,287)

Net change in contract owners’ equity		(200,902)		(436,385)		5,408		34,985		7,897,624		10,264,853		(1,439,236)		(2,231,559)

Contract owners’ equity at beginning of period		1,947,766		2,384,151		66,951		31,966		60,405,353		50,140,500		30,115,444		32,347,003

Contract owners’ equity at end of period		$1,746,864		1,947,766		72,359		66,951		68,302,977		60,405,353		28,676,208		30,115,444

CHANGE IN UNITS:

Beginning units		191,555		235,472		5,488		2,875		1,500,729		1,623,256		1,544,491		1,732,328

Units purchased		10,556		19,091		2,358		10,181		90,565		144,017		29,329		51,151

Units redeemed		(39,767)		(63,008)		(2,757)		(7,568)		(217,716)		(266,544)		(422,696)		(238,988)

Ending units		162,344		191,555		5,089		5,488		1,373,578		1,500,729		1,151,124		1,544,491

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAMGS				JAWGS				LZREMS				SBVSG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,315)		(1,192)		(585)		(224)		20,597		25,763		(831)		(4)

Realized gain (loss) on investments		(6,412)		19,670		8,088		351		31,430		26,375		(2,715)		-

Change in unrealized gain (loss) on investments		4,418		(1,640)		984		756		367,578		23,098		(5,189)		(496)

Reinvested capital gains		19,973		-		7,425		-		-		-		6,760		133

Net increase (decrease) in contract owners’ equity resulting from operations		15,664		16,838		15,912		883		419,605		75,236		(1,975)		(367)

Equity transactions:

Purchase payments received from contract owners (note 4)		130		229		-		476		12,487		35		-		-

Transfers between subaccounts, net		129,611		205,038		16,628		75,352		137,499		(114,803)		75,768		4,088

Redemptions (notes 2, 3, and 4)		(93,315)		(6,349)		(68,773)		(343)		(85,293)		(136,859)		-		-

Adjustments to maintain reserves		(4)		(1)		(5)		(3)		(11)		107		(2)		-

Net equity transactions		36,422		198,917		(52,150)		75,482		64,682		(251,520)		75,766		4,088

Net change in contract owners’ equity		52,086		215,755		(36,238)		76,365		484,287		(176,284)		73,791		3,721

Contract owners’ equity at beginning of period		215,755		-		76,365		-		1,045,856		1,222,140		3,721		-

Contract owners’ equity at end of period		$267,841		215,755		40,127		76,365		1,530,143		1,045,856		77,512		3,721

CHANGE IN UNITS:

Beginning units		19,452		-		6,831		-		89,052		110,635		343		-

Units purchased		21,541		39,532		4,041		18,257		15,718		3,484		10,239		343

Units redeemed		(18,258)		(20,080)		(7,871)		(11,426)		(11,961)		(25,067)		(3,964)		-

Ending units		22,735		19,452		3,001		6,831		92,809		89,052		6,618		343

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACDV2				LACDVS				LACI2				LACIPS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(318,487)		66,180		(6,398)		(2,523)		1,147		(1,160)		(110,420)		296,942

Realized gain (loss) on investments		5,431,279		(3,651,898)		54,911		8,216		17,082		21,242		712,917		(387,973)

Change in unrealized gain (loss) on investments		(1,441,164)		5,856,433		(18,689)		18,690		109,844		(6,648)		16,754		407,202

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,671,628		2,270,715		29,824		24,383		128,073		13,434		619,251		316,171

Equity transactions:

Purchase payments received from contract owners (note 4)		210,049		3,499,387		9,216		-		11,769		923,505		10,825		616

Transfers between subaccounts, net		(36,157,261)		36,310,969		(344,760)		363,736		70,603		(28,874)		(11,658,332)		12,317,182

Redemptions (notes 2, 3, and 4)		(3,375,800)		(2,946,763)		(51,859)		(30,536)		(112,675)		(38,711)		(794,353)		(700,829)

Adjustments to maintain reserves		(189,202)		(5,781)		24		(28)		(10,531)		4,695		(12,101)		(40,362)

Net equity transactions		(39,512,214)		36,857,812		(387,379)		333,172		(40,834)		860,615		(12,453,961)		11,576,607

Net change in contract owners’ equity		(35,840,586)		39,128,527		(357,555)		357,555		87,239		874,049		(11,834,710)		11,892,778

Contract owners’ equity at beginning of period		39,128,527		-		357,555		-		874,049		-		11,892,778		-

Contract owners’ equity at end of period		$3,287,941		39,128,527		-		357,555		961,288		874,049		58,068		11,892,778

CHANGE IN UNITS:

Beginning units		3,435,790		-		34,075		-		31,331		-		1,118,406		-

Units purchased		33,753		3,762,234		3,805		39,740		3,139		34,893		5,476		1,214,380

Units redeemed		(3,407,879)		(326,444)		(37,880)		(5,665)		(4,199)		(3,562)		(1,123,882)		(95,974)

Ending units		61,664		3,435,790		-		34,075		30,271		31,331		-		1,118,406

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACMV2				LACMVS				LACU2				LACV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$67,272		140,943		(3,129)		11,956		(1,019)		(770)		3,011		19,528

Realized gain (loss) on investments		104,952		59,871		1,521		(425,738)		12,576		675		77,479		46,181

Change in unrealized gain (loss) on investments		(212,038)		266,168		742		447,375		(10,029)		10,029		(12,722)		30,066

Reinvested capital gains		788,860		196,051		18,181		12,884		5,792		730		84,220		12,013

Net increase (decrease) in contract owners’ equity resulting from operations		749,046		663,033		17,315		46,477		7,320		10,664		151,988		107,788

Equity transactions:

Purchase payments received from contract owners (note 4)		36,699		7,085		-		-		-		-		9,158		1,279,024

Transfers between subaccounts, net		(586,380)		10,799,344		(304,740)		331,430		(73,468)		58,017		(87,714)		(2,468)

Redemptions (notes 2, 3, and 4)		(1,440,186)		(750,000)		(33,668)		(411,743)		(3)		(2,532)		(309,430)		(104,542)

Adjustments to maintain reserves		(11,451)		10,438		175,182		341,712		3		(1)		1,114		(886)

Net equity transactions		(2,001,318)		10,066,867		(163,226)		261,399		(73,468)		55,484		(386,872)		1,171,128

Net change in contract owners’ equity		(1,252,272)		10,729,900		(145,911)		307,876		(66,148)		66,148		(234,884)		1,278,916

Contract owners’ equity at beginning of period		10,729,900		-		307,876		-		66,148		-		1,278,916		-

Contract owners’ equity at end of period		$9,477,628		10,729,900		161,965		307,876		-		66,148		1,044,032		1,278,916

CHANGE IN UNITS:

Beginning units		1,010,914		-		-		-		5,606		-		20,065		-

Units purchased		11,712		1,118,862		-		-		-		5,802		480		21,825

Units redeemed		(194,227)		(107,948)		-		-		(5,606)		(196)		(6,267)		(1,760)

Ending units		828,399		1,010,914		-		-		-		5,606		14,278		20,065

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACVS				LJPMVS				LOVTRC				M2IGSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,830		10,713		(5,163)		9,337		51,101		41,928		(2,844)		(2,717)

Realized gain (loss) on investments		11,925		2,972		78,532		204,820		(29,023)		(44,941)		1,706		8,433

Change in unrealized gain (loss) on investments		35,296		23,745		(752,326)		(569,027)		43,240		15,236		(14,533)		5,211

Reinvested capital gains		59,261		7,103		1,001,529		1,745,760		-		-		34,040		21,435

Net increase (decrease) in contract owners’ equity resulting from operations		109,312		44,533		322,572		1,390,890		65,318		12,223		18,369		32,362

Equity transactions:

Purchase payments received from contract owners (note 4)		1,601		1,973		5,564		61,647		37		1,604		-		-

Transfers between subaccounts, net		(10,118)		766,200		(462,489)		(472,553)		359,820		342,468		-		(5,291)

Redemptions (notes 2, 3, and 4)		(79,152)		(30,720)		(1,767,132)		(1,174,693)		(164,502)		(138,640)		(24,933)		(23,271)

Adjustments to maintain reserves		(1)		(4)		(19)		337		(6)		60		3,339		202

Net equity transactions		(87,670)		737,449		(2,224,076)		(1,585,262)		195,349		205,492		(21,594)		(28,360)

Net change in contract owners’ equity		21,642		781,982		(1,901,504)		(194,372)		260,667		217,715		(3,225)		4,002

Contract owners’ equity at beginning of period		781,982		-		11,053,532		11,247,904		1,157,585		939,870		235,741		231,739

Contract owners’ equity at end of period		$803,624		781,982		9,152,028		11,053,532		1,418,252		1,157,585		232,516		235,741

CHANGE IN UNITS:

Beginning units		73,994		-		885,378		1,018,233		113,823		93,703		-		-

Units purchased		2,820		78,576		4,872		8,800		40,291		40,448		-		-

Units redeemed		(10,443)		(4,582)		(182,631)		(141,655)		(22,263)		(20,328)		-		-

Ending units		66,371		73,994		707,619		885,378		131,851		113,823		-		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MMCGSC				MNDSC				MV2RIS				MV3LMS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(5,883)		(6,414)		(22,621)		(25,640)		1,072		764		2,297		(139)

Realized gain (loss) on investments		(4,565)		(2,151)		(123,732)		(244,321)		50,153		5,301		196		1

Change in unrealized gain (loss) on investments		(45,273)		28,558		345,204		388,276		(10,571)		30		1,010		223

Reinvested capital gains		62,717		23,918		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,996		43,911		198,851		118,315		40,654		6,095		3,503		85

Equity transactions:

Purchase payments received from contract owners (note 4)		1,628		15,003		56,482		89,831		14,237		3,012		-		-

Transfers between subaccounts, net		(31,961)		(5,080)		(73,025)		(253,091)		(237,110)		(42,778)		33,279		83,097

Redemptions (notes 2, 3, and 4)		(43,836)		(136,421)		(237,240)		(298,667)		(2,726)		(16,191)		(8,469)		-

Adjustments to maintain reserves		(4)		43		(37,723)		35,798		9		26		(2)		(1)

Net equity transactions		(74,173)		(126,455)		(291,506)		(426,129)		(225,590)		(55,931)		24,808		83,096

Net change in contract owners’ equity		(67,177)		(82,544)		(92,655)		(307,814)		(184,936)		(49,836)		28,311		83,181

Contract owners’ equity at beginning of period		353,644		436,188		2,005,914		2,313,728		184,936		234,772		83,181		-

Contract owners’ equity at end of period		$286,467		353,644		1,913,259		2,005,914		-		184,936		111,492		83,181

CHANGE IN UNITS:

Beginning units		9,711		13,598		68,626		85,379		13,644		17,620		7,796		-

Units purchased		100		534		1,834		1,471		4,229		225		2,995		7,796

Units redeemed		(2,005)		(4,421)		(11,594)		(18,224)		(17,873)		(4,201)		(779)		-

Ending units		7,806		9,711		58,866		68,626		-		13,644		10,012		7,796

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV3MVS				MVFSC				MVIGSC				MVIVSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(686)		(333)		47,817		58,723		(2,072)		(1,294)		25,650		1,049

Realized gain (loss) on investments		4,091		3,864		(189,506)		(87,488)		32,108		8,682		292,216		37,679

Change in unrealized gain (loss) on investments		(20,618)		18,537		775,573		549,159		61,525		19,437		2,408,403		167,212

Reinvested capital gains		27,043		13,384		1,566,816		1,714,042		43,521		1,461		705,182		573,185

Net increase (decrease) in contract owners’ equity resulting from operations		9,830		35,452		2,200,700		2,234,436		135,082		28,286		3,431,451		779,125

Equity transactions:

Purchase payments received from contract owners (note 4)		1,843		2,296		91,082		88,888		244		37		31,071		77,674

Transfers between subaccounts, net		(50,409)		65,950		(2,328,423)		(604,833)		70,345		252,237		(420,540)		(623,365)

Redemptions (notes 2, 3, and 4)		(19,709)		(120,599)		(2,279,505)		(3,409,546)		(81,474)		(51,284)		(1,998,774)		(1,700,431)

Adjustments to maintain reserves		(3)		49		(28,773)		37,170		(5)		34		17,932		(18,162)

Net equity transactions		(68,278)		(52,304)		(4,545,619)		(3,888,321)		(10,890)		201,024		(2,370,311)		(2,264,284)

Net change in contract owners’ equity		(58,448)		(16,852)		(2,344,919)		(1,653,885)		124,192		229,310		1,061,140		(1,485,159)

Contract owners’ equity at beginning of period		340,669		357,521		21,191,047		22,844,932		697,720		468,410		11,937,590		13,422,749

Contract owners’ equity at end of period		$282,221		340,669		18,846,128		21,191,047		821,912		697,720		12,998,730		11,937,590

CHANGE IN UNITS:

Beginning units		17,147		20,230		595,095		705,991		50,798		36,721		435,189		520,246

Units purchased		1,265		9,317		8,933		13,729		9,269		18,936		11,740		11,269

Units redeemed		(4,847)		(12,400)		(127,806)		(124,625)		(9,987)		(4,859)		(86,601)		(96,326)

Ending units		13,565		17,147		476,222		595,095		50,080		50,798		360,328		435,189

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSEM				MSVEG2				DTRTFB				EIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$239,671		181,166		(17,748)		(9,302)		19,316		46,323		65,669		106,683

Realized gain (loss) on investments		(144,587)		(244,373)		770,605		116,816		(6,100)		(3,553)		487,189		628,394

Change in unrealized gain (loss) on investments		143,128		256,627		(360,625)		221,117		24,037		(29,852)		1,843,955		18,842

Reinvested capital gains		-		-		-		-		-		-		690,527		692,153

Net increase (decrease) in contract owners’ equity resulting from operations		238,212		193,420		392,232		328,631		37,253		12,918		3,087,340		1,446,072

Equity transactions:

Purchase payments received from contract owners (note 4)		3,217		4,867		16,553		2,908		17,652		2		163,912		179,133

Transfers between subaccounts, net		(17,538)		(278,114)		(1,435,321)		(280,886)		88,081		22,614		(277,799)		440,182

Redemptions (notes 2, 3, and 4)		(294,462)		(222,139)		(106,310)		(52,744)		(33,177)		(28,382)		(2,896,077)		(2,146,966)

Adjustments to maintain reserves		(170)		348		(3)		57		1		28		98,643		(78,439)

Net equity transactions		(308,953)		(495,038)		(1,525,081)		(330,665)		72,557		(5,738)		(2,911,321)		(1,606,090)

Net change in contract owners’ equity		(70,741)		(301,618)		(1,132,849)		(2,034)		109,810		7,180		176,019		(160,018)

Contract owners’ equity at beginning of period		1,885,213		2,186,831		1,132,849		1,134,883		595,371		588,191		17,160,692		17,320,710

Contract owners’ equity at end of period		$1,814,472		1,885,213		-		1,132,849		705,181		595,371		17,336,711		17,160,692

CHANGE IN UNITS:

Beginning units		43,096		56,015		138,204		200,644		60,243		60,758		415,384		455,630

Units purchased		135		404		153,868		34,999		13,318		8,022		20,024		25,613

Units redeemed		(6,705)		(13,323)		(292,072)		(97,439)		(6,404)		(8,537)		(85,376)		(65,859)

Ending units		36,526		43,096		-		138,204		67,157		60,243		350,032		415,384

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GBF				GBF2				GEM				GEM2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,100,766		932,574		9,845		7,758		(46,308)		12,051		(2,647)		(806)

Realized gain (loss) on investments		(1,058,550)		(1,217,726)		(3,078)		(1,409)		(29,966)		(151,072)		10,341		333

Change in unrealized gain (loss) on investments		2,235,006		208,881		21,116		(12,580)		2,356,706		477,278		44,219		6,088

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,277,222		(76,271)		27,883		(6,231)		2,280,432		338,257		51,913		5,615

Equity transactions:

Purchase payments received from contract owners (note 4)		353,335		276,977		3,084		-		128,329		84,512		-		15,851

Transfers between subaccounts, net		905,741		794,839		9,631		30,915		10,615,025		(156,530)		(12,470)		1,104

Redemptions (notes 2, 3, and 4)		(4,258,146)		(5,042,525)		(62,774)		(21,877)		(1,133,219)		(864,663)		(27,699)		(3,729)

Adjustments to maintain reserves		115,325		(184,075)		108		4,050		(1,942)		3,074		15,490		(15,459)

Net equity transactions		(2,883,745)		(4,154,784)		(49,951)		13,088		9,608,193		(933,607)		(24,679)		(2,233)

Net change in contract owners’ equity		(606,523)		(4,231,055)		(22,068)		6,857		11,888,625		(595,350)		27,234		3,382

Contract owners’ equity at beginning of period		40,606,661		44,837,716		598,828		591,971		6,478,500		7,073,850		144,493		141,111

Contract owners’ equity at end of period		$40,000,138		40,606,661		576,760		598,828		18,367,125		6,478,500		171,727		144,493

CHANGE IN UNITS:

Beginning units		2,420,305		2,661,173		55,593		54,282		289,706		332,133		16,413		16,662

Units purchased		185,164		211,962		3,308		3,041		392,931		15,981		398		849

Units redeemed		(349,763)		(452,830)		(7,908)		(1,730)		(75,075)		(58,408)		(2,206)		(1,098)

Ending units		2,255,706		2,420,305		50,993		55,593		607,562		289,706		14,605		16,413

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GIG				GVAAA2				GVABD2				GVAGG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(11,357)		174,135		(870,218)		(911,155)		(80,945)		(83,597)		(222,786)		(228,987)

Realized gain (loss) on investments		736,928		355,197		2,370,332		966,865		(94,262)		(174,007)		636,624		581,332

Change in unrealized gain (loss) on investments		3,925,476		617,063		4,235,683		7,998,495		555,152		214,476		2,654,308		764,168

Reinvested capital gains		536,167		-		4,288,868		2,808,739		-		-		572,834		1,162,927

Net increase (decrease) in contract owners’ equity resulting from operations		5,187,214		1,146,395		10,024,665		10,862,944		379,945		(43,128)		3,640,980		2,279,440

Equity transactions:

Purchase payments received from contract owners (note 4)		162,866		170,677		1,343,684		231,454		240,388		315,698		65,911		383,179

Transfers between subaccounts, net		25,516,687		(127,440)		293,373		(2,603,738)		443,240		168,647		(441,231)		(849,119)

Redemptions (notes 2, 3, and 4)		(1,815,875)		(1,639,781)		(11,792,444)		(10,176,992)		(775,065)		(1,280,997)		(1,909,313)		(1,602,037)

Adjustments to maintain reserves		36,296		100,341		(35,109)		(25,140)		(35,437)		31,706		8,800		(23,424)

Net equity transactions		23,899,974		(1,496,203)		(10,190,496)		(12,574,416)		(126,874)		(764,946)		(2,275,833)		(2,091,401)

Net change in contract owners’ equity		29,087,188		(349,808)		(165,831)		(1,711,472)		253,071		(808,074)		1,365,147		188,039

Contract owners’ equity at beginning of period		11,194,489		11,544,297		77,007,468		78,718,940		7,076,338		7,884,412		19,445,926		19,257,887

Contract owners’ equity at end of period		$40,281,677		11,194,489		76,841,637		77,007,468		7,329,409		7,076,338		20,811,073		19,445,926

CHANGE IN UNITS:

Beginning units		485,805		552,125		2,629,101		3,084,777		568,835		636,041		512,899		568,924

Units purchased		885,819		15,661		151,331		119,486		68,985		65,545		10,456		21,024

Units redeemed		(91,692)		(81,981)		(484,337)		(575,162)		(78,017)		(132,751)		(65,833)		(77,049)

Ending units		1,279,932		485,805		2,296,095		2,629,101		559,803		568,835		457,522		512,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAGI2				GVAGR2				GVDMA				GVDMC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(280,576)		(270,261)		(566,434)		(521,469)		(693,862)		(722,125)		(213,846)		(245,383)

Realized gain (loss) on investments		1,537,593		597,306		3,976,925		1,676,961		(1,895,513)		(2,894,435)		(277,386)		(782,798)

Change in unrealized gain (loss) on investments		591,254		3,126,076		3,980,789		8,695,439		10,374,261		9,155,072		2,172,063		1,994,305

Reinvested capital gains		1,839,914		1,230,909		767,624		1,645,946		526,887		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,688,185		4,684,030		8,158,904		11,496,877		8,311,773		5,538,512		1,680,831		966,124

Equity transactions:

Purchase payments received from contract owners (note 4)		267,779		508,319		429,136		632,608		249,884		310,405		102,224		397,678

Transfers between subaccounts, net		(142,172)		(271,403)		60,268		(247,789)		(1,078,500)		(757,149)		(393,467)		(293,141)

Redemptions (notes 2, 3, and 4)		(3,688,151)		(1,740,366)		(5,288,735)		(4,837,988)		(6,556,533)		(6,818,840)		(1,892,302)		(4,473,056)

Adjustments to maintain reserves		31,776		(24,421)		(24,092)		(384)		(75,916)		(326,673)		43,495		(41,717)

Net equity transactions		(3,530,768)		(1,527,871)		(4,823,423)		(4,453,553)		(7,461,065)		(7,592,257)		(2,140,050)		(4,410,236)

Net change in contract owners’ equity		157,417		3,156,159		3,335,481		7,043,324		850,708		(2,053,745)		(459,219)		(3,444,112)

Contract owners’ equity at beginning of period		24,698,040		21,541,881		48,081,319		41,037,995		56,296,387		58,350,132		17,656,276		21,100,388

Contract owners’ equity at end of period		$24,855,457		24,698,040		51,416,800		48,081,319		57,147,095		56,296,387		17,197,057		17,656,276

CHANGE IN UNITS:

Beginning units		638,701		681,184		785,719		866,298		1,640,691		1,853,324		774,654		963,292

Units purchased		43,807		43,171		67,037		50,643		10,389		13,439		12,148		25,883

Units redeemed		(130,286)		(85,654)		(143,449)		(131,222)		(210,343)		(226,072)		(106,430)		(214,521)

Ending units		552,222		638,701		709,307		785,719		1,440,737		1,640,691		680,372		774,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVEX1				GVEX2				GVIDA				GVIDC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$93,803		830		(64,059)		(124,336)		(313,993)		(322,429)		(135,168)		(142,486)

Realized gain (loss) on investments		276,745		155,672		2,966,141		(3,205,373)		(95,229)		(595,456)		9,950		(54,656)

Change in unrealized gain (loss) on investments		156,717		104,909		4,706,202		12,148,189		4,400,053		3,886,883		926,282		499,627

Reinvested capital gains		2,507		1,044		79,017		31,601		432,671		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		529,772		262,455		7,687,301		8,850,081		4,423,502		2,968,998		801,064		302,485

Equity transactions:

Purchase payments received from contract owners (note 4)		140		69,689		486,784		720,222		159,912		293,738		125,493		82,412

Transfers between subaccounts, net		17,913,691		593,053		30,401,482		3,336,311		(604,515)		(1,435,009)		(565,589)		(355,729)

Redemptions (notes 2, 3, and 4)		(792,065)		(212,191)		(5,763,843)		(4,886,257)		(3,023,411)		(2,002,611)		(772,381)		(923,812)

Adjustments to maintain reserves		168,889		18		84,761		(58,666)		9,126		3,777		(86,210)		73,685

Net equity transactions		17,290,655		450,569		25,209,184		(888,390)		(3,458,888)		(3,140,105)		(1,298,687)		(1,123,444)

Net change in contract owners’ equity		17,820,427		713,024		32,896,485		7,961,691		964,614		(171,107)		(497,623)		(820,959)

Contract owners’ equity at beginning of period		1,974,313		1,261,289		46,735,730		38,774,039		26,775,999		26,947,106		11,270,237		12,091,196

Contract owners’ equity at end of period		$19,794,740		1,974,313		79,632,215		46,735,730		27,740,613		26,775,999		10,772,614		11,270,237

CHANGE IN UNITS:

Beginning units		94,709		74,466		1,215,770		1,240,589		708,498		793,422		674,457		736,991

Units purchased		682,903		58,145		785,991		244,942		5,525		10,970		14,863		6,854

Units redeemed		(49,731)		(37,902)		(218,639)		(269,761)		(93,235)		(95,894)		(88,355)		(69,388)

Ending units		727,881		94,709		1,783,122		1,215,770		620,788		708,498		600,965		674,457

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDM				GVIX8				HIBF				IDPG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,021,856)		(1,072,040)		116,566		88,110		727,834		769,962		(5,574)		(5,255)

Realized gain (loss) on investments		(3,043,801)		(4,976,924)		350,561		114,034		(323,075)		(429,383)		2,201		(223)

Change in unrealized gain (loss) on investments		14,480,257		12,653,832		641,739		(105,877)		316,379		540,880		53,925		43,248

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		10,414,600		6,604,868		1,108,866		96,267		721,138		881,459		50,552		37,770

Equity transactions:

Purchase payments received from contract owners (note 4)		555,845		723,804		67,997		18,920		260,764		226,011		14,150		11,523

Transfers between subaccounts, net		(2,503,380)		(2,384,978)		690,593		(53,916)		(471,176)		(220,869)		(1,069)		1,194

Redemptions (notes 2, 3, and 4)		(8,216,131)		(10,319,011)		(1,438,722)		(669,307)		(1,952,161)		(2,158,003)		(35,963)		(30)

Adjustments to maintain reserves		(257,454)		24,068		(11)		149		(26,544)		10,621		(1)		11

Net equity transactions		(10,421,120)		(11,956,117)		(680,143)		(704,154)		(2,189,117)		(2,142,240)		(22,883)		12,698

Net change in contract owners’ equity		(6,520)		(5,351,249)		428,723		(607,887)		(1,467,979)		(1,260,781)		27,669		50,468

Contract owners’ equity at beginning of period		85,194,720		90,545,969		4,050,393		4,658,280		17,358,473		18,619,254		519,337		468,869

Contract owners’ equity at end of period		$85,188,200		85,194,720		4,479,116		4,050,393		15,890,494		17,358,473		547,006		519,337

CHANGE IN UNITS:

Beginning units		2,995,355		3,423,372		288,714		337,731		562,751		632,627		32,802		31,973

Units purchased		51,665		46,086		57,992		15,741		45,111		41,342		1,162		830

Units redeemed		(399,167)		(474,103)		(99,393)		(64,758)		(115,827)		(111,218)		(2,441)		(1)

Ending units		2,647,853		2,995,355		247,313		288,714		492,035		562,751		31,523		32,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IDPGI2				MCIF				MCIF2				MSBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,334)		(1,143)		59,252		(65,278)		(15,429)		(19,676)		567,271		1,204,482

Realized gain (loss) on investments		598		398		(2,541,059)		(1,645,330)		(124,465)		(174,062)		(163,645)		(139,860)

Change in unrealized gain (loss) on investments		12,596		7,099		1,783,080		6,283,088		94,422		309,263		1,101,742		956,170

Reinvested capital gains		-		-		4,094,660		3,061,694		136,912		96,522		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		11,860		6,354		3,395,933		7,634,174		91,440		212,047		1,505,368		2,020,792

Equity transactions:

Purchase payments received from contract owners (note 4)		524		1,008		202,165		469,462		1		20,888		425,756		160,530

Transfers between subaccounts, net		26,482		39,889		(1,001,882)		(1,195,156)		(15,968)		(41,673)		2,849,381		505,618

Redemptions (notes 2, 3, and 4)		(10,438)		(9,450)		(7,326,852)		(7,889,062)		(203,387)		(257,028)		(2,467,934)		(2,602,449)

Adjustments to maintain reserves		(1)		9		6,262		(34,171)		8,921		(9,052)		29,767		(44,380)

Net equity transactions		16,567		31,456		(8,120,307)		(8,648,927)		(210,433)		(286,865)		836,970		(1,980,681)

Net change in contract owners’ equity		28,427		37,810		(4,724,374)		(1,014,753)		(118,993)		(74,818)		2,342,338		40,111

Contract owners’ equity at beginning of period		107,215		69,405		64,683,545		65,698,298		2,050,462		2,125,280		23,500,303		23,460,192

Contract owners’ equity at end of period		$135,642		107,215		59,959,171		64,683,545		1,931,469		2,050,462		25,842,641		23,500,303

CHANGE IN UNITS:

Beginning units		7,623		5,236		696,867		793,427		185,252		213,613		889,778		966,965

Units purchased		1,989		3,059		17,042		17,299		1,560		3,668		193,487		74,528

Units redeemed		(728)		(672)		(103,316)		(113,859)		(20,572)		(32,029)		(161,659)		(151,715)

Ending units		8,884		7,623		610,593		696,867		166,240		185,252		921,606		889,778

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NAMAA2				NAMGI2				NCPG2				NCPGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(24,578)		(25,281)		(4,609)		(4,263)		(2,041)		(1,644)		(2,604)		(2,509)

Realized gain (loss) on investments		25,159		(13,216)		6,218		25,083		4,431		925		13,054		350

Change in unrealized gain (loss) on investments		198,341		326,880		16,099		33,552		13,408		14,006		11,256		15,804

Reinvested capital gains		-		-		25,716		18,037		4,155		-		341		-

Net increase (decrease) in contract owners’ equity resulting from operations		198,922		288,383		43,424		72,409		19,953		13,287		22,047		13,645

Equity transactions:

Purchase payments received from contract owners (note 4)		1,634		2,794		25,126		11,149		5,549		22,547		176		53,660

Transfers between subaccounts, net		719		(3,896)		58,715		(14,768)		37,006		391		-		-

Redemptions (notes 2, 3, and 4)		(528,980)		(101,762)		(17,126)		(52,084)		(20,101)		(13,536)		(57,755)		(399)

Adjustments to maintain reserves		(5)		58		496		(454)		17,629		(17,614)		52,489		(52,476)

Net equity transactions		(526,632)		(102,806)		67,211		(56,157)		40,083		(8,212)		(5,090)		785

Net change in contract owners’ equity		(327,710)		185,577		110,635		16,252		60,036		5,075		16,957		14,430

Contract owners’ equity at beginning of period		2,178,739		1,993,162		374,750		358,498		153,590		148,515		214,454		200,024

Contract owners’ equity at end of period		$1,851,029		2,178,739		485,385		374,750		213,626		153,590		231,411		214,454

CHANGE IN UNITS:

Beginning units		124,044		130,212		15,413		17,701		9,305		9,914		14,750		14,778

Units purchased		6,916		212		3,611		2,221		2,695		308		12		-

Units redeemed		(34,738)		(6,380)		(726)		(4,509)		(32)		(917)		(8)		(28)

Ending units		96,222		124,044		18,298		15,413		11,968		9,305		14,754		14,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NDES2				NFDIW1				NFDIW2				NJMIM2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,750)		-		(17,983)		-		(1,021)		-		43,838		-

Realized gain (loss) on investments		4,943		-		7,170		-		2,904		-		(139)		-

Change in unrealized gain (loss) on investments		40,635		-		255,945		-		9,661		-		(66,477)		-

Reinvested capital gains		53,688		-		22,993		-		821		-		7,604		-

Net increase (decrease) in contract owners’ equity resulting from operations		95,516		-		268,125		-		12,365		-		(15,174)		-

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		649		-		1,068		-		698		-

Transfers between subaccounts, net		999,420		-		14,965,657		-		539,894		-		10,826,595		-

Redemptions (notes 2, 3, and 4)		(192)		-		(405,393)		-		(13,940)		-		(82,410)		-

Adjustments to maintain reserves		(2)		-		(47,072)		-		(4)		-		694		-

Net equity transactions		999,226		-		14,513,841		-		527,018		-		10,745,577		-

Net change in contract owners’ equity		1,094,742		-		14,781,966		-		539,383		-		10,730,403		-

Contract owners’ equity at beginning of period		-		-		-		-		-		-		-		-

Contract owners’ equity at end of period		$1,094,742		-		14,781,966		-		539,383		-		10,730,403		-

CHANGE IN UNITS:

Beginning units		-		-		-		-		-		-		-		-

Units purchased		78,136		-		1,150,807		-		46,233		-		1,032,541		-

Units redeemed		(2,912)		-		(36,280)		-		(3,190)		-		(16,183)		-

Ending units		75,224		-		1,114,527		-		43,043		-		1,016,358		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NLCG2				NNASD2				NVAMV1				NVAMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(145,210)		-		(2,573)		-		(195,009)		571,641		(11,313)		(2,907)

Realized gain (loss) on investments		3,601		-		7,280		-		2,273,529		2,262,387		(703)		(7,719)

Change in unrealized gain (loss) on investments		185,824		-		18,531		-		2,752,589		3,494,290		53,134		62,707

Reinvested capital gains		96,363		-		2,258		-		10,842,776		7,044,578		124,030		71,421

Net increase (decrease) in contract owners’ equity resulting from operations		140,578		-		25,496		-		15,673,885		13,372,896		165,148		123,502

Equity transactions:

Purchase payments received from contract owners (note 4)		47,344		-		105		-		375,599		84,573		-		3

Transfers between subaccounts, net		101,664,546		-		3,071,999		-		(2,852,626)		(4,250,379)		(1,342)		-

Redemptions (notes 2, 3, and 4)		(1,566,899)		-		(59,205)		-		(11,940,704)		(10,790,134)		(20,569)		(119,278)

Adjustments to maintain reserves		195,130		-		(10)		-		(402,032)		164,839		(4)		57

Net equity transactions		100,340,121		-		3,012,889		-		(14,819,763)		(14,791,101)		(21,915)		(119,218)

Net change in contract owners’ equity		100,480,699		-		3,038,385		-		854,122		(1,418,205)		143,233		4,284

Contract owners’ equity at beginning of period		-		-		-		-		98,393,772		99,811,977		1,023,227		1,018,943

Contract owners’ equity at end of period		$100,480,699		-		3,038,385		-		99,247,894		98,393,772		1,166,460		1,023,227

CHANGE IN UNITS:

Beginning units		-		-		-		-		1,931,799		2,236,149		23,407		26,380

Units purchased		8,545,016		-		261,466		-		15,894		14,010		-		-

Units redeemed		(205,524)		-		(18,376)		-		(287,294)		(318,360)		(470)		(2,973)

Ending units		8,339,492		-		243,090		-		1,660,399		1,931,799		22,937		23,407

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMVX				NVAMVZ				NVCBD1				NVCBD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$228,097		113,664		11,112		4,210		122,277		119,500		7,667		1,606

Realized gain (loss) on investments		787,565		633,256		86,282		114,561		(334,044)		(317,334)		12,484		(957)

Change in unrealized gain (loss) on investments		1,141,192		266,018		128,184		(35,588)		482,992		200,699		15,814		(2,480)

Reinvested capital gains		1,875,918		1,140,946		207,968		112,777		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,032,772		2,153,884		433,546		195,960		271,225		2,865		35,965		(1,831)

Equity transactions:

Purchase payments received from contract owners (note 4)		175,002		251,264		3,255		19,425		66,799		9,823		79		5,986

Transfers between subaccounts, net		34,661,948		(691,803)		4,040,383		225,601		543,775		(133,068)		927,661		3,786

Redemptions (notes 2, 3, and 4)		(2,325,825)		(1,062,322)		(313,107)		(383,210)		(1,167,707)		(838,964)		(463,048)		(13,212)

Adjustments to maintain reserves		267,129		365		66,070		(36,491)		(49)		(30)		10,159		(5,950)

Net equity transactions		32,778,254		(1,502,496)		3,796,601		(174,675)		(557,182)		(962,239)		474,851		(9,390)

Net change in contract owners’ equity		36,811,026		651,388		4,230,147		21,285		(285,957)		(959,374)		510,816		(11,221)

Contract owners’ equity at beginning of period		16,395,852		15,744,464		1,768,545		1,747,260		5,756,356		6,715,730		165,099		176,320

Contract owners’ equity at end of period		$53,206,878		16,395,852		5,998,692		1,768,545		5,470,399		5,756,356		675,915		165,099

CHANGE IN UNITS:

Beginning units		865,672		949,068		86,209		95,667		441,944		516,613		15,503		16,413

Units purchased		1,670,363		50,350		200,008		15,039		165,507		20,992		92,920		334

Units redeemed		(158,681)		(133,746)		(14,700)		(24,497)		(211,199)		(95,661)		(56,238)		(1,244)

Ending units		2,377,354		865,672		271,517		86,209		396,252		441,944		52,185		15,503

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCBDP				NVCCA2				NVCCN2				NVCMA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$131,571		-		(44,108)		(46,257)		(69,679)		(67,998)		(60,898)		(62,046)

Realized gain (loss) on investments		1,000		-		115,682		20,555		98,799		29,674		183,065		76,210

Change in unrealized gain (loss) on investments		32,471		-		297,663		409,420		395,817		250,462		414,740		432,295

Reinvested capital gains		-		-		88,068		38,061		-		-		78,530		74,485

Net increase (decrease) in contract owners’ equity resulting from operations		165,042		-		457,305		421,779		424,937		212,138		615,437		520,944

Equity transactions:

Purchase payments received from contract owners (note 4)		37,236		-		21,572		27,486		141		97,831		27,493		23,266

Transfers between subaccounts, net		6,329,931		-		(69,883)		1,971		1,064,708		24,799		(84,437)		(18,224)

Redemptions (notes 2, 3, and 4)		(883,854)		-		(812,500)		(211,099)		(612,215)		(426,796)		(574,183)		(532,135)

Adjustments to maintain reserves		687		-		417		(221)		40,327		(65,267)		1,724		(520,845)

Net equity transactions		5,484,000		-		(860,394)		(181,863)		492,961		(369,433)		(629,403)		(1,047,938)

Net change in contract owners’ equity		5,649,042		-		(403,089)		239,916		917,898		(157,295)		(13,966)		(526,994)

Contract owners’ equity at beginning of period		-		-		4,041,532		3,801,616		5,568,592		5,725,887		4,571,118		5,098,112

Contract owners’ equity at end of period		$5,649,042		-		3,638,443		4,041,532		6,486,490		5,568,592		4,557,152		4,571,118

CHANGE IN UNITS:

Beginning units		-		-		177,578		182,172		374,038		398,804		144,918		163,922

Units purchased		763,803		-		4,483		1,365		78,655		4,771		847		5,102

Units redeemed		(219,403)		-		(40,703)		(5,959)		(46,920)		(29,537)		(22,264)		(24,106)

Ending units		544,400		-		141,358		177,578		405,773		374,038		123,501		144,918

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMC2				NVCMD2				NVCRA2				NVCRB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(36,922)		(39,531)		(108,808)		(111,592)		(38,810)		(38,994)		(102,995)		(106,478)

Realized gain (loss) on investments		81,846		80,524		220,398		60,921		173,400		183,439		266,724		101,458

Change in unrealized gain (loss) on investments		231,104		186,071		717,771		763,309		421,962		285,452		615,655		632,509

Reinvested capital gains		43,287		4,362		190,591		124,617		21,888		35,707		171,664		71,339

Net increase (decrease) in contract owners’ equity resulting from operations		319,315		231,426		1,019,952		837,255		578,440		465,604		951,048		698,828

Equity transactions:

Purchase payments received from contract owners (note 4)		5,954		2,790		59,274		55,187		70,572		47,113		10,522		664,490

Transfers between subaccounts, net		197,319		(144,435)		(514,995)		(162,942)		122,059		(284,091)		732,850		(1,175,530)

Redemptions (notes 2, 3, and 4)		(332,202)		(874,929)		(818,858)		(738,472)		(365,831)		(169,812)		(880,229)		(1,434,785)

Adjustments to maintain reserves		10,985		(9,467)		4,215		(444,543)		(9)		83		61,821		(60,883)

Net equity transactions		(117,944)		(1,026,041)		(1,270,364)		(1,290,770)		(173,209)		(406,707)		(75,036)		(2,006,708)

Net change in contract owners’ equity		201,371		(794,615)		(250,412)		(453,515)		405,231		58,897		876,012		(1,307,880)

Contract owners’ equity at beginning of period		3,183,777		3,978,392		8,997,675		9,451,190		3,469,758		3,410,861		8,270,226		9,578,106

Contract owners’ equity at end of period		$3,385,148		3,183,777		8,747,263		8,997,675		3,874,989		3,469,758		9,146,238		8,270,226

CHANGE IN UNITS:

Beginning units		177,297		236,041		388,666		425,990		133,318		149,742		422,152		531,297

Units purchased		17,580		7,419		7,146		4,420		12,178		8,638		57,064		43,710

Units redeemed		(23,464)		(66,163)		(62,193)		(41,744)		(18,415)		(25,062)		(58,779)		(152,855)

Ending units		171,413		177,297		333,619		388,666		127,081		133,318		420,437		422,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDBL2				NVDCA2				NVFIII				NVGEII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(55,060)		(64,145)		(20,891)		(22,025)		6,931		6,111		(111)		344

Realized gain (loss) on investments		(7,198)		(109,208)		(55,605)		(48,079)		(3,462)		(1,130)		95,683		34,988

Change in unrealized gain (loss) on investments		594,197		520,072		298,881		239,744		13,420		(6,821)		11,047		69,050

Reinvested capital gains		-		-		27,012		-		-		-		539		-

Net increase (decrease) in contract owners’ equity resulting from operations		531,939		346,719		249,397		169,640		16,889		(1,840)		107,158		104,382

Equity transactions:

Purchase payments received from contract owners (note 4)		62,582		332,298		6,290		(1,888)		-		-		3,521		1,080

Transfers between subaccounts, net		(509,926)		(211,622)		40,349		(64,416)		78,248		72,035		(258,631)		1,346

Redemptions (notes 2, 3, and 4)		(1,115,967)		(567,388)		(258,516)		(92,412)		(101,435)		(51,149)		(14,507)		(107,370)

Adjustments to maintain reserves		(46,535)		44,146		(6,086)		4,304		(1)		18		(5)		27

Net equity transactions		(1,609,846)		(402,566)		(217,963)		(154,412)		(23,188)		20,904		(269,622)		(104,917)

Net change in contract owners’ equity		(1,077,907)		(55,847)		31,434		15,228		(6,299)		19,064		(162,464)		(535)

Contract owners’ equity at beginning of period		5,468,198		5,524,045		1,891,119		1,875,891		341,696		322,632		741,181		741,716

Contract owners’ equity at end of period		$4,390,291		5,468,198		1,922,553		1,891,119		335,397		341,696		578,717		741,181

CHANGE IN UNITS:

Beginning units		238,860		260,271		63,399		68,593		35,776		33,584		44,042		50,407

Units purchased		2,747		21,296		3,426		116		12,633		7,517		2,969		1,993

Units redeemed		(69,301)		(42,707)		(10,385)		(5,310)		(14,993)		(5,325)		(17,504)		(8,358)

Ending units		172,306		238,860		56,440		63,399		33,416		35,776		29,507		44,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIE6				NVMGA2				NVMIVX				NVMIVZ
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,368)		5,717		(2,056)		(2,005)		23,871		169,078		876		8,607

Realized gain (loss) on investments		112,928		25,338		1,828		965		275,172		164,917		10,373		10,000

Change in unrealized gain (loss) on investments		37,340		11,827		23,205		11,327		745,191		(212,439)		45,901		(12,119)

Reinvested capital gains		20,486		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		169,386		42,882		22,977		10,287		1,044,234		121,556		57,150		6,488

Equity transactions:

Purchase payments received from contract owners (note 4)		801		530		-		-		28,323		17,679		16		9,791

Transfers between subaccounts, net		53,037		22,602		-		-		143,287		(315,452)		31,152		1,253

Redemptions (notes 2, 3, and 4)		(236,600)		(67,069)		(6,947)		(4,836)		(741,654)		(311,047)		(25,237)		(76,599)

Adjustments to maintain reserves		632		2		(2)		25		(22)		339		11,501		(10,989)

Net equity transactions		(182,130)		(43,935)		(6,949)		(4,811)		(570,066)		(608,481)		17,432		(76,544)

Net change in contract owners’ equity		(12,744)		(1,053)		16,028		5,476		474,168		(486,925)		74,582		(70,056)

Contract owners’ equity at beginning of period		503,658		504,711		173,104		167,628		3,226,370		3,713,295		150,598		220,654

Contract owners’ equity at end of period		$490,914		503,658		189,132		173,104		3,700,538		3,226,370		225,180		150,598

CHANGE IN UNITS:

Beginning units		40,359		43,756		12,333		12,674		228,439		271,403		7,265		12,092

Units purchased		13,321		15,421		-		-		36,341		4,928		2,378		119

Units redeemed		(24,014)		(18,818)		(463)		(341)		(68,758)		(47,892)		(619)		(4,946)

Ending units		29,666		40,359		11,870		12,333		196,022		228,439		9,024		7,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG1				NVMLG2				NVMM2				NVMMG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$761,743		(111,647)		3,315		(2,707)		516,315		721,809		(568,177)		(600,298)

Realized gain (loss) on investments		355,853		725,439		(1,908)		(3,908)		-		-		(2,493,347)		(5,506,427)

Change in unrealized gain (loss) on investments		(1,302,444)		3,603,496		(5,922)		33,558		-		-		4,848,741		14,718,066

Reinvested capital gains		3,826,290		2,265,554		25,726		14,800		18		-		540,551		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,641,442		6,482,842		21,211		41,743		516,333		721,809		2,327,768		8,611,341

Equity transactions:

Purchase payments received from contract owners (note 4)		94,880		430,163		-		-		6,216,098		6,636,686		290,136		301,054

Transfers between subaccounts, net		(800,566)		(217,046)		(9,824)		-		11,095,178		12,301,192		(1,219,928)		(1,238,652)

Redemptions (notes 2, 3, and 4)		(3,735,191)		(2,665,094)		(47,285)		(55,185)		(18,157,475)		(21,373,217)		(5,218,132)		(5,906,994)

Adjustments to maintain reserves		55		19,369		-		20		121,973		(128,089)		(37,435)		36,622

Net equity transactions		(4,440,822)		(2,432,608)		(57,109)		(55,165)		(724,226)		(2,563,428)		(6,185,359)		(6,807,970)

Net change in contract owners’ equity		(799,380)		4,050,234		(35,898)		(13,422)		(207,893)		(1,841,619)		(3,857,591)		1,803,371

Contract owners’ equity at beginning of period		31,182,297		27,132,063		200,288		213,710		20,373,338		22,214,957		54,350,610		52,547,239

Contract owners’ equity at end of period		$30,382,917		31,182,297		164,390		200,288		20,165,445		20,373,338		50,493,019		54,350,610

CHANGE IN UNITS:

Beginning units		499,664		542,893		3,859		5,059		1,898,344		2,145,014		1,693,426		1,918,083

Units purchased		16,535		58,837		-		-		1,843,992		2,126,036		16,531		19,448

Units redeemed		(85,493)		(102,066)		(992)		(1,200)		(1,909,494)		(2,372,706)		(209,289)		(244,105)

Ending units		430,706		499,664		2,867		3,859		1,832,842		1,898,344		1,500,668		1,693,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMG2				NVMMV2				NVNMO1				NVNMO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(42,785)		(46,992)		(94,325)		(63,850)		(307,279)		(354,168)		(3,460)		(3,959)

Realized gain (loss) on investments		(310,263)		(405,489)		(1,550,246)		(1,296,676)		(65,086)		2,147,319		(17,441)		1,983

Change in unrealized gain (loss) on investments		430,949		991,169		(768,431)		3,475,465		(628,753)		(9,810,136)		9,199		(70,105)

Reinvested capital gains		39,102		-		2,765,225		686,326		6,247,079		17,842,090		63,352		168,421

Net increase (decrease) in contract owners’ equity resulting from operations		117,003		538,688		352,223		2,801,265		5,245,961		9,825,105		51,650		96,340

Equity transactions:

Purchase payments received from contract owners (note 4)		556		7,748		128,916		232,590		221,077		243,179		325		1

Transfers between subaccounts, net		(161,993)		(358,037)		(447,894)		(801,501)		(1,191,378)		(1,712,999)		(22,079)		(60,933)

Redemptions (notes 2, 3, and 4)		(310,029)		(317,715)		(4,222,341)		(3,652,733)		(5,800,560)		(5,273,834)		(6,071)		(49,026)

Adjustments to maintain reserves		(8)		78		(23,396)		38,378		(53,648)		54,163		(2)		27

Net equity transactions		(471,474)		(667,926)		(4,564,715)		(4,183,266)		(6,824,509)		(6,689,491)		(27,827)		(109,931)

Net change in contract owners’ equity		(354,471)		(129,238)		(4,212,492)		(1,382,001)		(1,578,548)		3,135,614		23,823		(13,591)

Contract owners’ equity at beginning of period		3,520,874		3,650,112		38,296,831		39,678,832		54,539,559		51,403,945		506,147		519,738

Contract owners’ equity at end of period		$3,166,403		3,520,874		34,084,339		38,296,831		52,961,011		54,539,559		529,970		506,147

CHANGE IN UNITS:

Beginning units		119,904		144,798		1,236,556		1,372,896		1,468,072		1,661,696		18,523		22,876

Units purchased		1,631		1,374		21,904		24,351		35,053		12,029		1,026		723

Units redeemed		(17,915)		(26,268)		(181,594)		(160,691)		(215,608)		(205,653)		(1,966)		(5,076)

Ending units		103,620		119,904		1,076,866		1,236,556		1,287,517		1,468,072		17,583		18,523

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNSR1				NVOLG1				NVOLG2				NVRE1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,262)		(18,950)		(915,131)		377,418		(70,639)		(57,260)		172,615		468,261

Realized gain (loss) on investments		(37,024)		(16,172)		20,801,474		22,047,159		329,015		355,556		1,111,942		1,111,033

Change in unrealized gain (loss) on investments		(21,555)		(96,363)		53,753,623		73,400,715		601,513		864,652		(1,926,517)		1,932,403

Reinvested capital gains		78,793		292,619		-		-		-		-		386,267		-

Net increase (decrease) in contract owners’ equity resulting from operations		17,952		161,134		73,639,966		95,825,292		859,889		1,162,948		(255,693)		3,511,697

Equity transactions:

Purchase payments received from contract owners (note 4)		65,725		110,481		1,107,830		1,384,424		6,889		38		85,256		137,972

Transfers between subaccounts, net		(21,681)		70,603		(14,813,619)		(14,587,617)		(95,922)		(234,369)		(1,009,136)		(952,042)

Redemptions (notes 2, 3, and 4)		(243,302)		(310,192)		(50,767,237)		(52,213,943)		(652,003)		(1,512,385)		(3,934,955)		(3,675,015)

Adjustments to maintain reserves		(42,534)		56,202		446,564		(846,356)		28		3,578		(19,463)		18,251

Net equity transactions		(241,792)		(72,906)		(64,026,462)		(66,263,492)		(741,008)		(1,743,138)		(4,878,298)		(4,470,834)

Net change in contract owners’ equity		(223,840)		88,228		9,613,504		29,561,800		118,881		(580,190)		(5,133,991)		(959,137)

Contract owners’ equity at beginning of period		2,214,086		2,125,858		500,845,354		471,283,554		6,314,850		6,895,040		37,497,859		38,456,996

Contract owners’ equity at end of period		$1,990,246		2,214,086		510,458,858		500,845,354		6,433,731		6,314,850		32,363,868		37,497,859

CHANGE IN UNITS:

Beginning units		69,109		72,540		6,923,638		7,896,788		103,042		135,059		1,684,981		1,889,851

Units purchased		1,380		5,364		36,853		61,945		1,734		293		29,567		33,707

Units redeemed		(8,915)		(8,795)		(874,863)		(1,035,095)		(13,432)		(32,310)		(254,140)		(238,577)

Ending units		61,574		69,109		6,085,628		6,923,638		91,344		103,042		1,460,408		1,684,981

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVSIX2				NVSTB2				NVTIV3				SAM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(6,038)		(4,445)		93,101		116,735		6,379		46,721		4,185,569		5,500,892

Realized gain (loss) on investments		(142,406)		31,418		(81,395)		(37,346)		66,156		23,965		-		-

Change in unrealized gain (loss) on investments		375,362		217,034		145,200		68,442		200,355		(38,986)		-		-

Reinvested capital gains		109,166		34,325		-		-		-		-		137		-

Net increase (decrease) in contract owners’ equity resulting from operations		336,084		278,332		156,906		147,831		272,890		31,700		4,185,706		5,500,892

Equity transactions:

Purchase payments received from contract owners (note 4)		21,606		204,852		18,539		19,173		46,520		62,648		37,678,861		39,359,889

Transfers between subaccounts, net		311,116		169,222		78,691		89,197		(93,335)		(29,091)		60,106,298		60,104,109

Redemptions (notes 2, 3, and 4)		(615,509)		(425,368)		(960,876)		(296,329)		(137,549)		(140,742)		(99,793,888)		(104,212,556)

Adjustments to maintain reserves		(15)		164		(399)		676		(31,971)		42,617		(1,330,414)		964,376

Net equity transactions		(282,802)		(51,130)		(864,045)		(187,283)		(216,335)		(64,568)		(3,339,143)		(3,784,182)

Net change in contract owners’ equity		53,282		227,202		(707,139)		(39,452)		56,555		(32,868)		846,563		1,716,710

Contract owners’ equity at beginning of period		3,213,047		2,985,845		4,008,539		4,047,991		916,781		949,649		152,900,484		151,183,774

Contract owners’ equity at end of period		$3,266,329		3,213,047		3,301,400		4,008,539		973,336		916,781		153,747,047		152,900,484

CHANGE IN UNITS:

Beginning units		135,893		138,648		353,974		370,515		42,453		47,377		12,479,945		12,762,000

Units purchased		22,355		29,948		62,468		26,547		10		-		9,879,181		11,246,518

Units redeemed		(33,624)		(32,703)		(137,433)		(43,088)		(8,935)		(4,924)		(10,163,951)		(11,528,573)

Ending units		124,624		135,893		279,009		353,974		33,528		42,453		12,195,175		12,479,945

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCF				SCF2				SCGF				SCGF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(59,478)		(661,919)		(7,230)		(14,909)		(217,671)		(214,340)		(4,215)		(3,754)

Realized gain (loss) on investments		(201,380)		(204,803)		(10,767)		(19,964)		254,954		(789,048)		4,213		2,262

Change in unrealized gain (loss) on investments		997,593		6,503,433		16,008		89,381		1,602,789		4,361,114		15,269		36,494

Reinvested capital gains		4,532,711		1,923,669		65,378		26,092		1,221,481		-		19,223		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,269,446		7,560,380		63,389		80,600		2,861,553		3,357,726		34,490		35,002

Equity transactions:

Purchase payments received from contract owners (note 4)		329,331		200,880		1,628		5,547		100,628		57,965		2		8

Transfers between subaccounts, net		(2,799,240)		(1,520,033)		10,478		(34,728)		3,813,198		222,497		14,769		24,857

Redemptions (notes 2, 3, and 4)		(6,657,433)		(6,303,459)		(79,454)		(66,002)		(2,064,059)		(1,568,843)		(14,364)		(23,911)

Adjustments to maintain reserves		(48,292)		48,151		(4)		58		(9,501)		9,592		(2)		291

Net equity transactions		(9,175,634)		(7,574,461)		(67,352)		(95,125)		1,840,266		(1,278,789)		405		1,245

Net change in contract owners’ equity		(3,906,188)		(14,081)		(3,963)		(14,525)		4,701,819		2,078,937		34,895		36,247

Contract owners’ equity at beginning of period		67,049,177		67,063,258		799,266		813,791		19,475,137		17,396,200		228,623		192,376

Contract owners’ equity at end of period		$63,142,989		67,049,177		795,303		799,266		24,176,956		19,475,137		263,518		228,623

CHANGE IN UNITS:

Beginning units		775,070		866,239		18,485		20,938		361,918		388,099		7,087		7,160

Units purchased		11,880		12,618		553		606		85,620		37,976		551		1,104

Units redeemed		(117,110)		(103,787)		(1,985)		(3,059)		(58,006)		(64,157)		(480)		(1,177)

Ending units		669,840		775,070		17,053		18,485		389,532		361,918		7,158		7,087

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCVF				SCVF2				TRF				TRF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$78,170		(224,970)		(2,134)		(3,673)		(144,411)		(14,318)		(1,835)		(2,201)

Realized gain (loss) on investments		(3,067,518)		(3,265,222)		(5,094)		(2,336)		8,194,329		7,326,862		3,220		(6,071)

Change in unrealized gain (loss) on investments		(283,228)		6,063,237		(12,724)		15,257		(2,535,506)		(272,906)		20,519		18,233

Reinvested capital gains		3,606,417		530,091		19,105		2,705		6,405,052		3,143,182		30,364		7,218

Net increase (decrease) in contract owners’ equity resulting from operations		333,841		3,103,136		(847)		11,953		11,919,464		10,182,820		52,268		17,179

Equity transactions:

Purchase payments received from contract owners (note 4)		247,316		322,673		-		10,002		898,893		842,600		-		121,047

Transfers between subaccounts, net		(895,789)		(1,503,368)		1,536		(14,121)		(1,471,004)		(1,717,981)		88,255		836

Redemptions (notes 2, 3, and 4)		(5,603,343)		(5,782,568)		(25,326)		(23,101)		(10,375,478)		(9,324,428)		(153,073)		(50,792)

Adjustments to maintain reserves		(72,528)		66,919		(5)		696		(45,733)		44,994		116,500		(117,113)

Net equity transactions		(6,324,344)		(6,896,344)		(23,795)		(26,524)		(10,993,322)		(10,154,815)		51,682		(46,022)

Net change in contract owners’ equity		(5,990,503)		(3,793,208)		(24,642)		(14,571)		926,142		28,005		103,950		(28,843)

Contract owners’ equity at beginning of period		57,407,982		61,201,190		274,287		288,858		83,837,673		83,809,668		196,763		225,606

Contract owners’ equity at end of period		$51,417,479		57,407,982		249,645		274,287		84,763,815		83,837,673		300,713		196,763

CHANGE IN UNITS:

Beginning units		707,087		792,897		8,555		9,344		1,726,502		1,942,872		5,695		7,210

Units purchased		12,484		14,660		631		408		30,607		22,573		2,262		25

Units redeemed		(92,684)		(100,470)		(1,338)		(1,197)		(242,991)		(238,943)		(480)		(1,540)

Ending units		626,887		707,087		7,848		8,555		1,514,118		1,726,502		7,477		5,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMCG				AMMCGS				AMSRS				AMTB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,515)		(2,031)		(13,861)		(11,813)		(69,560)		(55,166)		309,831		318,502

Realized gain (loss) on investments		(12,150)		923		119,593		(85,361)		480,420		512,986		(95,796)		(105,902)

Change in unrealized gain (loss) on investments		3,811		17,170		(236,856)		208,074		(40,117)		619,971		116,701		140,331

Reinvested capital gains		15,090		4,644		176,488		48,849		389,845		299,953		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,236		20,706		45,364		159,749		760,588		1,377,744		330,736		352,931

Equity transactions:

Purchase payments received from contract owners (note 4)		4,250		29,080		407		84		6,591		19,539		179,337		87,107

Transfers between subaccounts, net		(785)		(529)		161,954		46,651		(540,620)		19,973		1,276,623		29,474

Redemptions (notes 2, 3, and 4)		(38,834)		(77,329)		(54,057)		(166,599)		(272,050)		(707,895)		(978,909)		(1,247,351)

Adjustments to maintain reserves		27,798		(32,745)		(246)		297		(124)		455		(630)		(3,062)

Net equity transactions		(7,571)		(81,523)		108,058		(119,567)		(806,203)		(667,928)		476,421		(1,133,832)

Net change in contract owners’ equity		(2,335)		(60,817)		153,422		40,182		(45,615)		709,816		807,157		(780,901)

Contract owners’ equity at beginning of period		83,693		144,510		963,138		922,956		6,560,646		5,850,830		7,215,666		7,996,567

Contract owners’ equity at end of period		$81,358		83,693		1,116,560		963,138		6,515,031		6,560,646		8,022,823		7,215,666

CHANGE IN UNITS:

Beginning units		1,532		3,233		42,450		49,762		115,785		129,390		619,319		719,939

Units purchased		89		-		27,820		25,595		2,522		8,738		144,923		27,048

Units redeemed		(178)		(1,701)		(22,695)		(32,907)		(15,895)		(22,343)		(102,152)		(127,668)

Ending units		1,443		1,532		47,575		42,450		102,412		115,785		662,090		619,319

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NAACV				NADCV				NALG				NAMG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$619		(524)		(502)		(2,757)		1,786		(391)		3,089		(314)

Realized gain (loss) on investments		(381)		135		17,106		1,726		7,618		241		(849)		(53)

Change in unrealized gain (loss) on investments		(25,586)		(5,646)		(237,703)		(13,389)		(20,071)		6,468		(9,012)		112

Reinvested capital gains		43,349		-		298,961		-		29,811		-		7,678		-

Net increase (decrease) in contract owners’ equity resulting from operations		18,001		(6,035)		77,862		(14,420)		19,144		6,318		906		(255)

Equity transactions:

Purchase payments received from contract owners (note 4)		197		258,868		14,755		1,336,943		2,497		176,620		1,223		151,588

Transfers between subaccounts, net		(31,097)		-		(66,105)		(388)		(18,046)		-		24,929		(806)

Redemptions (notes 2, 3, and 4)		(31,612)		(1,340)		(53,525)		(37,400)		(23,812)		(6,990)		(298)		(97)

Adjustments to maintain reserves		(70)		(568)		49		(9)		11		(4)		(16)		(197)

Net equity transactions		(62,582)		256,960		(104,826)		1,299,146		(39,350)		169,626		25,838		150,488

Net change in contract owners’ equity		(44,581)		250,925		(26,964)		1,284,726		(20,206)		175,944		26,744		150,233

Contract owners’ equity at beginning of period		250,925		-		1,284,726		-		175,944		-		150,233		-

Contract owners’ equity at end of period		$206,344		250,925		1,257,762		1,284,726		155,738		175,944		176,977		150,233

CHANGE IN UNITS:

Beginning units		7,614		-		36,276		-		3,210		-		4,215		-

Units purchased		11		10,358		939		44,957		43		3,493		836		4,399

Units redeemed		(2,020)		(2,744)		(3,746)		(8,681)		(786)		(283)		(137)		(184)

Ending units		5,605		7,614		33,469		36,276		2,467		3,210		4,914		4,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NASCV				NASG				NAWEI				DWVSVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(819)		(1,245)		562		(81)		1,070		(782)		(3,482)		(3,095)

Realized gain (loss) on investments		(1,033)		1,370		(264)		(20)		31,068		1,006		(8,884)		10,778

Change in unrealized gain (loss) on investments		(87,182)		4,206		1,707		62		(20,099)		(9,756)		(3,965)		130,251

Reinvested capital gains		97,150		-		-		-		35,387		-		141,711		96,158

Net increase (decrease) in contract owners’ equity resulting from operations		8,116		4,331		2,005		(39)		47,426		(9,532)		125,380		234,092

Equity transactions:

Purchase payments received from contract owners (note 4)		8,421		586,040		926		37,921		10,996		381,826		5,984		97,724

Transfers between subaccounts, net		(45,479)		(319)		(1,500)		-		(176,247)		-		21,691		(98,865)

Redemptions (notes 2, 3, and 4)		(39,754)		(8,384)		(2,247)		(107)		(8,587)		(7,271)		(383,861)		(305,909)

Adjustments to maintain reserves		(24)		(530)		(5)		(118)		28		(178)		34,771		(35,885)

Net equity transactions		(76,836)		576,807		(2,826)		37,696		(173,810)		374,377		(321,415)		(342,935)

Net change in contract owners’ equity		(68,720)		581,138		(821)		37,657		(126,384)		364,845		(196,035)		(108,843)

Contract owners’ equity at beginning of period		581,138		-		37,657		-		364,845		-		2,422,647		2,531,490

Contract owners’ equity at end of period		$512,418		581,138		36,836		37,657		238,461		364,845		2,226,612		2,422,647

CHANGE IN UNITS:

Beginning units		17,682		-		1,246		-		16,038		-		103,391		120,158

Units purchased		423		19,834		151		2,290		1,357		18,712		5,146		12,292

Units redeemed		(2,828)		(2,152)		(241)		(1,044)		(8,258)		(2,674)		(19,516)		(29,059)

Ending units		15,277		17,682		1,156		1,246		9,137		16,038		89,021		103,391

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRASP				WRBDP				WRBP				WRCEP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$40,201		316,610		928,536		447,116		(218)		15		(687,348)		(550,162)

Realized gain (loss) on investments		397,002		91,029		(477,190)		(462,417)		2,105		4,617		1,859,215		3,349,705

Change in unrealized gain (loss) on investments		2,898,577		2,845,313		730,717		357,934		(1,522)		(24)		(2,440,594)		5,546,999

Reinvested capital gains		2,818,160		1,646,727		-		-		534		-		11,029,480		7,734,244

Net increase (decrease) in contract owners’ equity resulting from operations		6,153,940		4,899,679		1,182,063		342,633		899		4,608		9,760,753		16,080,786

Equity transactions:

Purchase payments received from contract owners (note 4)		365,966		236,592		525,969		176,573		29,187		3		1,171,370		294,896

Transfers between subaccounts, net		(1,551,821)		(1,676,871)		(140,789)		1,746,320		(390)		-		(1,550,287)		(1,635,366)

Redemptions (notes 2, 3, and 4)		(5,716,881)		(5,611,986)		(2,713,199)		(2,706,222)		(8,167)		(20,825)		(9,836,516)		(9,636,286)

Adjustments to maintain reserves		(52,392)		48,019		(24,505)		25,825		(23,200)		16,391		(56,664)		76,557

Net equity transactions		(6,955,128)		(7,004,246)		(2,352,524)		(757,504)		(2,570)		(4,431)		(10,272,097)		(10,900,199)

Net change in contract owners’ equity		(801,188)		(2,104,567)		(1,170,461)		(414,871)		(1,671)		177		(511,344)		5,180,587

Contract owners’ equity at beginning of period		43,118,086		45,222,653		23,485,799		23,900,670		41,913		41,736		74,451,043		69,270,456

Contract owners’ equity at end of period		$42,316,898		43,118,086		22,315,338		23,485,799		40,242		41,913		73,939,699		74,451,043

CHANGE IN UNITS:

Beginning units		969,374		1,131,058		1,313,208		1,355,331		-		-		1,402,456		1,622,321

Units purchased		22,862		21,358		79,437		177,675		71		-		34,787		45,702

Units redeemed		(166,838)		(183,042)		(208,738)		(219,798)		(71)		-		(216,782)		(265,567)

Ending units		825,398		969,374		1,183,907		1,313,208		-		-		1,220,461		1,402,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRENG				WRGNR				WRGP				WRHIP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(860)		25,632		(26,147)		103,989		(1,106,498)		(1,158,809)		1,424,091		1,498,460

Realized gain (loss) on investments		179,943		98,660		85,602		74,582		(392,625)		(452,739)		(1,007,661)		(1,043,538)

Change in unrealized gain (loss) on investments		(57,973)		(200,709)		680,037		(213,765)		(8,908,655)		9,223,548		1,065,878		914,069

Reinvested capital gains		-		-		-		-		17,362,377		13,694,918		10,027		-

Net increase (decrease) in contract owners’ equity resulting from operations		121,110		(76,417)		739,492		(35,194)		6,954,599		21,306,918		1,492,335		1,368,991

Equity transactions:

Purchase payments received from contract owners (note 4)		1,863		2,637		27,642		11,426		1,100,427		597,019		337,912		65,419

Transfers between subaccounts, net		(15,192)		(213,625)		(121,138)		(3,750)		(2,388,454)		(3,234,961)		(277,279)		145,112

Redemptions (notes 2, 3, and 4)		(230,813)		(136,574)		(360,672)		(227,605)		(10,489,547)		(14,109,645)		(3,308,440)		(3,823,132)

Adjustments to maintain reserves		(8)		106		(4,541)		8,393		(49,842)		289,366		(92,460)		72,400

Net equity transactions		(244,150)		(347,456)		(458,709)		(211,536)		(11,827,416)		(16,458,221)		(3,340,267)		(3,540,201)

Net change in contract owners’ equity		(123,040)		(423,873)		280,783		(246,730)		(4,872,817)		4,848,697		(1,847,932)		(2,171,210)

Contract owners’ equity at beginning of period		1,186,774		1,610,647		2,221,898		2,468,628		105,176,696		100,327,999		27,070,153		29,241,363

Contract owners’ equity at end of period		$1,063,734		1,186,774		2,502,681		2,221,898		100,303,879		105,176,696		25,222,221		27,070,153

CHANGE IN UNITS:

Beginning units		128,738		163,314		191,652		209,326		1,617,608		1,890,095		760,714		862,998

Units purchased		4,315		7,231		7,304		22,753		29,909		34,536		26,985		43,916

Units redeemed		(28,775)		(41,807)		(40,480)		(40,427)		(209,203)		(307,023)		(118,419)		(146,200)

Ending units		104,278		128,738		158,476		191,652		1,438,314		1,617,608		669,280		760,714

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRI2P				WRIP				WRLTBP				WRMCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(49,039)		15,533		(208,718)		(15,495)		161,565		152,102		(145,790)		(170,231)

Realized gain (loss) on investments		151,053		(99,586)		526,707		452,369		(69,539)		(43,611)		(1,440,281)		(451,224)

Change in unrealized gain (loss) on investments		1,050,528		277,325		787,129		2,392,358		80,138		44,114		(1,439,455)		363,869

Reinvested capital gains		363,904		17,344		2,455,618		181,242		-		-		3,045,520		464,004

Net increase (decrease) in contract owners’ equity resulting from operations		1,516,446		210,616		3,560,736		3,010,474		172,164		152,605		19,994		206,418

Equity transactions:

Purchase payments received from contract owners (note 4)		23,093		84,535		399,623		430,918		27,205		5,846		73,998		233,403

Transfers between subaccounts, net		(473,972)		41,828		(835,268)		6,500,155		533,556		801,660		(298,622)		(794,524)

Redemptions (notes 2, 3, and 4)		(917,991)		(809,874)		(2,817,332)		(3,246,587)		(724,931)		(313,435)		(1,380,777)		(1,906,974)

Adjustments to maintain reserves		(7,201)		8,064		(30,689)		50,599		(5)		108		(19,812)		21,395

Net equity transactions		(1,376,071)		(675,447)		(3,283,666)		3,735,085		(164,175)		494,179		(1,625,213)		(2,446,700)

Net change in contract owners’ equity		140,375		(464,831)		277,070		6,745,559		7,989		646,784		(1,605,219)		(2,240,282)

Contract owners’ equity at beginning of period		7,105,630		7,570,461		22,761,008		16,015,449		4,895,453		4,248,669		14,238,403		16,478,685

Contract owners’ equity at end of period		$7,246,005		7,105,630		23,038,078		22,761,008		4,903,442		4,895,453		12,633,184		14,238,403

CHANGE IN UNITS:

Beginning units		274,576		300,301		700,161		570,808		451,101		403,969		251,772		295,069

Units purchased		6,576		27,974		19,932		264,145		74,780		123,614		8,349		20,554

Units redeemed		(53,029)		(53,699)		(112,990)		(134,792)		(89,725)		(76,482)		(36,860)		(63,851)

Ending units		228,123		274,576		607,103		700,161		436,156		451,101		223,261		251,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRSCP				WRSCV				WRSTP				WRVP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(282,281)		(307,132)		(42,160)		(37,306)		(743,370)		(697,737)		-		-

Realized gain (loss) on investments		(1,043,734)		(3,061,186)		(23,004)		(227,411)		2,613,504		572,767		-		(191)

Change in unrealized gain (loss) on investments		4,276,998		6,820,357		180,500		854,689		6,975,787		14,021,438		-		188

Reinvested capital gains		-		-		196,722		8,213		9,983,032		1,877,728		-		31

Net increase (decrease) in contract owners’ equity resulting from operations		2,950,983		3,452,039		312,058		598,185		18,828,953		15,774,196		-		28

Equity transactions:

Purchase payments received from contract owners (note 4)		377,804		151,337		6,442		12,640		870,951		231,482		334		-

Transfers between subaccounts, net		(719,022)		(493,049)		(29,263)		(31,436)		(3,154,073)		(2,197,239)		(249)		-

Redemptions (notes 2, 3, and 4)		(2,990,611)		(3,886,858)		(355,038)		(632,705)		(10,315,063)		(6,691,849)		(85)		(1,594)

Adjustments to maintain reserves		(11,814)		13,622		(11)		87		(19,767)		24,498		-		1,566

Net equity transactions		(3,343,643)		(4,214,948)		(377,870)		(651,414)		(12,617,952)		(8,633,108)		-		(28)

Net change in contract owners’ equity		(392,660)		(762,909)		(65,812)		(53,229)		6,211,001		7,141,088		-		-

Contract owners’ equity at beginning of period		26,763,223		27,526,132		4,677,668		4,730,897		63,975,270		56,834,182		-		-

Contract owners’ equity at end of period		$26,370,563		26,763,223		4,611,856		4,677,668		70,186,271		63,975,270		-		-

CHANGE IN UNITS:

Beginning units		720,254		837,978		110,546		126,467		727,104		834,334		-		-

Units purchased		24,099		29,731		5,522		8,898		15,187		18,340		97		-

Units redeemed		(112,347)		(147,455)		(14,349)		(24,819)		(137,591)		(125,570)		(97)		-

Ending units		632,006		720,254		101,719		110,546		604,700		727,104		-		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVAAD				PMVEBD				PMVFAD				PMVFHV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$71,713		118,580		32,963		28,337		10,994		12,030		747		215

Realized gain (loss) on investments		(70,702)		(57,015)		(24,525)		(28,510)		(49,381)		(68,076)		648		121

Change in unrealized gain (loss) on investments		255,253		(4,971)		61,060		31,300		78,864		27,199		(43)		97

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		256,264		56,594		69,498		31,127		40,477		(28,847)		1,352		433

Equity transactions:

Purchase payments received from contract owners (note 4)		26,695		1,405		8,374		51,791		831		718		-		-

Transfers between subaccounts, net		(108,512)		(239,059)		319,656		(134,058)		46,968		(81,693)		3,403		17,539

Redemptions (notes 2, 3, and 4)		(154,599)		(187,321)		(163,364)		(17,989)		(63,399)		(95,934)		(1,575)		(616)

Adjustments to maintain reserves		(11)		125		(11)		55		91		(3,377)		(4)		-

Net equity transactions		(236,427)		(424,850)		164,655		(100,201)		(15,509)		(180,286)		1,824		16,923

Net change in contract owners’ equity		19,837		(368,256)		234,153		(69,074)		24,968		(209,133)		3,176		17,356

Contract owners’ equity at beginning of period		2,131,996		2,500,252		539,590		608,664		494,493		703,626		17,356		-

Contract owners’ equity at end of period		$2,151,833		2,131,996		773,743		539,590		519,461		494,493		20,532		17,356

CHANGE IN UNITS:

Beginning units		149,581		179,879		44,926		53,794		49,083		64,856		1,661		-

Units purchased		11,098		780		28,584		4,696		11,009		2,745		3,973		2,924

Units redeemed		(26,846)		(31,078)		(16,814)		(13,564)		(12,686)		(18,518)		(3,720)		(1,263)

Ending units		133,833		149,581		56,696		44,926		47,406		49,083		1,914		1,661

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		PMVIV		PMVLAD		PMVRA		PMVRRA
		2025	2024	2025	2024	2025	2024	2025	2024

Investment activity*:

Net investment income (loss)	$	22,554	16,058	364,318	361,525	1,195	40	12,229	8,167

Realized gain (loss) on investments		26,430	610	(80,814)	(87,472)	924	1	(6,433)	(7,443)

Change in unrealized gain (loss) on investments		(2,819)	(4,264)	275,047	139,360	454	(454)	29,556	5,097

Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		46,165	12,404	558,551	413,413	2,573	(413)	35,352	5,821

Equity transactions:

Purchase payments received from contract owners (note 4)		33	-	354,481	276,845	-	-	2,465	22,885

Transfers between subaccounts, net		(382,647)	204,205	718,989	156,871	(32,480)	31,776	28,454	11,400

Redemptions (notes 2, 3, and 4)		(119,663)	(18,959)	(1,115,681)	(1,245,272)	(1,455)	-	(65,879)	(63,198)

Adjustments to maintain reserves		6	6	(34,743)	37,802	-	(1)	190	(84)

Net equity transactions		(502,271)	185,252	(76,954)	(773,754)	(33,935)	31,775	(34,770)	(28,997)

Net change in contract owners’ equity		(456,106)	197,656	481,597	(360,341)	(31,362)	31,362	582	(23,176)

Contract owners’ equity at beginning of period		456,106	258,450	13,164,833	13,525,174	31,362	-	533,629	556,805

Contract owners’ equity at end of period	$	-	456,106	13,646,430	13,164,833	-	31,362	534,211	533,629

CHANGE IN UNITS:

Beginning units		41,517	24,523	1,120,867	1,190,534	3,053	-	34,605	36,435

Units purchased		48,669	18,708	119,880	62,997	9,003	3,053	3,764	4,138

Units redeemed		(90,186)	(1,714)	(126,415)	(132,664)	(12,056)	-	(5,882)	(5,968)

Ending units		-	41,517	1,114,332	1,120,867	-	3,053	32,487	34,605

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVSTA				PVEIB				PVGPB				PVIGIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$198,592		212,227		14,937		(638)		1,848		(1,508)		3,240		6,963

Realized gain (loss) on investments		26,807		1,919		197,843		71,872		11,402		55		200,585		74,949

Change in unrealized gain (loss) on investments		(21,249)		43,842		151,422		262,049		6,495		11,969		76,099		(52,230)

Reinvested capital gains		-		-		238,075		124,570		13,166		-		10,689		1,693

Net increase (decrease) in contract owners’ equity resulting from operations		204,150		257,988		602,277		457,853		32,911		10,516		290,613		31,375

Equity transactions:

Purchase payments received from contract owners (note 4)		315,849		275,099		4,633		26,913		41,868		1,167		-		368

Transfers between subaccounts, net		(157,104)		1,539,348		122,327		564,410		(171,183)		333,224		88,442		32,345

Redemptions (notes 2, 3, and 4)		(488,882)		(426,666)		(359,062)		(237,658)		(856)		(908)		(186,899)		(60,941)

Adjustments to maintain reserves		(14)		86		91		40		(2)		(2)		(5)		40

Net equity transactions		(330,151)		1,387,867		(232,011)		353,705		(130,173)		333,481		(98,462)		(28,188)

Net change in contract owners’ equity		(126,001)		1,645,855		370,266		811,558		(97,262)		343,997		192,151		3,187

Contract owners’ equity at beginning of period		5,995,789		4,349,934		3,266,955		2,455,397		343,997		-		762,397		759,210

Contract owners’ equity at end of period		$5,869,788		5,995,789		3,637,221		3,266,955		246,735		343,997		954,548		762,397

CHANGE IN UNITS:

Beginning units		533,141		405,311		154,239		136,614		30,805		-		43,834		45,453

Units purchased		83,260		253,067		41,788		54,494		17,541		30,887		42,925		18,457

Units redeemed		(112,184)		(125,237)		(51,775)		(36,869)		(28,732)		(82)		(45,568)		(20,076)

Ending units		504,217		533,141		144,252		154,239		19,614		30,805		41,191		43,834

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVNOB				PVTIGB				ROCMC				TREI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(276)		(699)		(7,915)		4,908		(3,134)		(3,126)		7		9

Realized gain (loss) on investments		(5,542)		(1,443)		159,307		19,494		(7,655)		2,440		1		13

Change in unrealized gain (loss) on investments		(1,798)		3,438		10,675		(13,919)		3,891		13,711		7		17

Reinvested capital gains		15,706		326		49,219		-		42,209		19,698		53		32

Net increase (decrease) in contract owners’ equity resulting from operations		8,090		1,622		211,286		10,483		35,311		32,723		68		71

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		2		61		3,458		3,912		-		-

Transfers between subaccounts, net		(35,927)		100,748		(135,442)		(50,667)		(36,374)		4,020		-		-

Redemptions (notes 2, 3, and 4)		(66)		(1,131)		(185,511)		(22,937)		(12,452)		(22,063)		(19)		413

Adjustments to maintain reserves		(1)		(1)		(6)		28		(94)		(36)		(49)		27

Net equity transactions		(35,994)		99,616		(320,957)		(73,515)		(45,462)		(14,167)		(68)		440

Net change in contract owners’ equity		(27,904)		101,238		(109,671)		(63,032)		(10,151)		18,556		-		511

Contract owners’ equity at beginning of period		112,056		10,818		507,120		570,152		293,735		275,179		511		-

Contract owners’ equity at end of period		$84,152		112,056		397,449		507,120		283,584		293,735		511		511

CHANGE IN UNITS:

Beginning units		7,943		935		34,712		39,743		12,130		12,774		-		-

Units purchased		1,944		21,577		21,229		3,964		1,159		958		-		-

Units redeemed		(4,423)		(14,569)		(36,053)		(8,995)		(2,883)		(1,602)		-		-

Ending units		5,464		7,943		19,888		34,712		10,406		12,130		-		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRHS2				TRLT2				TRMCG2				VWEM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(226,687)		(287,386)		4		4		(4,871)		(4,586)		(14,872)		37,748

Realized gain (loss) on investments		641,268		1,022,273		-		-		140		4,846		(458,350)		(456,543)

Change in unrealized gain (loss) on investments		1,717,182		(2,616,135)		3		1		(47,931)		(14,292)		2,081,152		458,630

Reinvested capital gains		741,932		2,149,428		-		-		62,650		42,134		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,873,695		268,180		7		5		9,988		28,102		1,607,930		39,835

Equity transactions:

Purchase payments received from contract owners (note 4)		193,038		222,534		-		3		8,898		36,864		14,439		47,380

Transfers between subaccounts, net		(3,558,800)		(1,178,393)		-		-		41,203		62,719		(6,979,685)		(152,734)

Redemptions (notes 2, 3, and 4)		(1,832,000)		(2,200,387)		-		251		(37,473)		(2,846)		(431,666)		(532,563)

Adjustments to maintain reserves		(59,870)		43,429		1		-		(1)		-		88		337

Net equity transactions		(5,257,632)		(3,112,817)		1		254		12,627		96,737		(7,396,824)		(637,580)

Net change in contract owners’ equity		(2,383,937)		(2,844,637)		8		259		22,615		124,839		(5,788,894)		(597,745)

Contract owners’ equity at beginning of period		22,781,372		25,626,009		259		-		431,968		307,129		6,152,549		6,750,294

Contract owners’ equity at end of period		$20,397,435		22,781,372		267		259		454,583		431,968		363,655		6,152,549

CHANGE IN UNITS:

Beginning units		398,949		451,459		-		-		35,865		27,508		170,982		188,677

Units purchased		11,211		14,842		-		-		4,422		15,918		2,204		5,540

Units redeemed		(103,836)		(67,352)		-		-		(3,350)		(7,561)		(167,976)		(23,235)

Ending units		306,324		398,949		-		-		36,937		35,865		5,210		170,982

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWHA				VWHAS				PIVF2				VRVDRA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$58,385		53,990		48,201		41,838		(1,127)		(137)		4,709		1,240

Realized gain (loss) on investments		22,995		(57,649)		(27,840)		(130,701)		2,691		22		12,285		(14,568)

Change in unrealized gain (loss) on investments		1,101,949		(125,980)		1,007,343		(46,856)		10,764		2,320		(15,869)		22,624

Reinvested capital gains		-		-		-		-		12,887		-		1,702		2,256

Net increase (decrease) in contract owners’ equity resulting from operations		1,183,329		(129,639)		1,027,704		(135,719)		25,215		2,205		2,827		11,552

Equity transactions:

Purchase payments received from contract owners (note 4)		4,259		199,623		14,119		41,684		-		-		16,092		833

Transfers between subaccounts, net		(123,047)		(181,621)		21,366		16,154		103,165		92,920		66,519		(163,306)

Redemptions (notes 2, 3, and 4)		(477,939)		(357,135)		(257,236)		(297,823)		(3,913)		(1)		(11,684)		(4,873)

Adjustments to maintain reserves		179,034		(185,534)		(25)		668		-		(1)		(4)		42

Net equity transactions		(417,693)		(524,667)		(221,776)		(239,317)		99,252		92,918		70,923		(167,304)

Net change in contract owners’ equity		765,636		(654,306)		805,928		(375,036)		124,467		95,123		73,750		(155,752)

Contract owners’ equity at beginning of period		3,348,474		4,002,780		3,009,783		3,384,819		95,123		-		228,102		383,854

Contract owners’ equity at end of period		$4,114,110		3,348,474		3,815,711		3,009,783		219,590		95,123		301,852		228,102

CHANGE IN UNITS:

Beginning units		112,112		129,370		377,892		407,416		8,467		-		16,940		31,412

Units purchased		124		342		86,466		66,063		11,518		8,467		15,194		6,574

Units redeemed		(8,906)		(17,600)		(109,105)		(95,587)		(3,930)		-		(9,673)		(21,046)

Ending units		103,330		112,112		355,253		377,892		16,055		8,467		22,461		16,940

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)*

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)*

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Discovery Large Cap Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)*

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)*

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)*

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)

New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class (WRCEP)

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class (WRI2P)

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class (WRSCP)

Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class (WRSCV)

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	5/16/2024

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)	5/21/2024

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)	5/28/2024

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	5/28/2024

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)	7/8/2024

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	7/8/2024

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	7/9/2024

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	7/16/2024

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	7/26/2024

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)	8/2/2024

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	9/17/2024

New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	10/25/2024

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)	11/11/2024

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)	11/25/2024

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	5/14/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	5/21/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	6/27/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	6/27/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)		2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P

(NVLCPP)		2/28/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)	2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)	2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DSC	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	12/31/2025

DVDLS	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Service Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	12/31/2025

OVGR	Invesco - Invesco V.I. Discovery Large Cap Fund: Series I	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	5/1/2025

OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025

GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	5/1/2025

NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	5/1/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NVCBD2	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	1/27/2025

NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	5/1/2025

NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	5/1/2025

NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	5/1/2025

NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	5/1/2025

NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	5/1/2025

NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	5/1/2025

NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVMIVZ	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

TRF2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	9/22/2025

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRBDP	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	10/31/2025

WRBP	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	10/31/2025

WRCEP	Ivy Variable Insurance Portfolios - Nomura VIP Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class	10/31/2025

WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025

WRGNR	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	10/31/2025

WRGP	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	10/31/2025

WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025

WRI2P	Ivy Variable Insurance Portfolios - Nomura VIP International Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class	10/31/2025

WRIP	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	10/31/2025

WRLTBP	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class	10/31/2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025

WRSCP	Ivy Variable Insurance Portfolios - Nomura VIP Small Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class	10/31/2025

WRSCV	Ivy Variable Insurance Portfolios - Nomura VIP Smid Cap Core Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class	10/31/2025

WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025

WRVP	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	10/31/2025

PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $7,676,408 and $14,964,112, respectively, and total transfers from the Separate Account to the fixed account were $13,860,036 and $14,613,666, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$ 1,331	$ 6
ALVGIB	46,080	43,387
ALVIVB	534,394	505,560
ALVPGB	111,849	144,674
ALVSVB	383,760	508,546
SVOF	41,921	90,760
WFVSCG	531,345	4,299,918
AMVBC4	1,282,988	456,732
AMVCB4	643,666	252,460
AMVGL4	11,000	1,513
AMVGS4	162,019	32,761
AMVGV2	884,248	329,241
AMVHI4	48,987	274,973
AMVNW4	107,443	195,473
BRVDA3	401,078	72,304
BRVED3	2,077,074	1,223,804
BRVHY3	673,463	769,235
BRVTR3	746,573	865,690
MLVGA3	3,143,320	3,206,264
DCAP	22,380	3,617
DSIF	23,570,071	63,137,301
DSRG	3,289,249	33,460,591
DSRGS	1,476	18,688
DVMCSS	162,536	142,682
DVSCS	1,860,538	2,619,687
CVN1IF	1,139,987	746,923
CVSBF	20,476	146,298
CLVGT2	1,638,724	399,636
CLVHY2	124,513	98,635
ETVFR	719,755	872,828
FHIBS	62,569	58,131
FQB	2,258,239	4,746,881
FQBS	36,465	190,434
FVU2S	3,806	20,381
FB2	3,969,561	3,783,114
FC2	2,389,752	1,464,180
FCS	3,060,666	2,712,016
FEI2	151,930	428,008
FEIS	10,434,491	20,066,163
FEMS2	242,246	1,934,378
FF10S	565,473	1,603,359
FF10S2	4,405	104,130

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FF20S	887,432	1,339,681
FF20S2	16,598	116,910
FF30S	796,162	1,312,608
FF30S2	12,339	66,110
FG2	485,865	901,454
FGI2	2,968,426	2,060,974
FGOS	210,614	716,935
FGS	31,725,468	29,000,942
FHIS	1,634,855	3,636,295
FIGBS	2,908,691	2,787,919
FMC2	135,500	147,249
FMCS	2,606,585	3,074,742
FNRS2	649,206	1,892,181
FO2	75,661	75,917
FOS	3,382,933	4,006,896
FRESS2	373,976	57,798
FVFRHI	690,185	773,273
FVSS	523,487	989,839
FVSS2	72,528	88,954
FTVDM2	447,005	3,315,907
FTVFA2	143,971	1,184,409
FTVGI2	271,292	886,508
FTVIS2	2,008,340	2,770,804
FTVRD2	61,502	102,831
FTVSV2	748,133	1,300,370
TIF2	542,752	449,945
GVGMNS	7,787	8,952
RVARS	12,328	28,315
SBLP	28,189	112,124
ACC2	259,730	2,555,152
ACEG	2,373	26,019
AVCE2	27,845	85,312
AVGI	281	52
IVHS	16,270	150,113
IVKEI1	28,050	19,274
IVMCC2	24,709	91,518
IVRE	6,487	26,557
OVAG	4,757,898	6,434,345
OVAG2	349,508	404,414
OVGI	18,977	100,778
OVGR	562,186	594,390
OVGS	14,995,892	25,531,601
OVGSS	100,643	665,382
OVIGS	270,007	79,422
OVSB	531,508	443,804
OVSBS	26,998	50,220
OVSC	1,131,624	1,909,692
OVSCS	10,419	11,655
JABS	844,444	621,211
JACAS	14,175,591	114,599,845
JAFBS	225,372	477,247

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

JAGSEI	36,001	40,706
JAGTS	8,924,308	9,369,830
JAIGS	650,725	9,509,461
JAMGS	263,265	209,181
JAWGS	57,279	102,584
LZREMS	242,293	157,004
SBVSG2	127,919	46,222
LACDV2	199,325	39,840,939
LACDVS	10,703	404,503
LACI2	106,889	136,050
LACIPS	64,627	12,616,907
LACMV2	1,055,089	2,188,827
LACMVS	20,322	343,678
LACU2	5,792	74,490
LACV2	130,651	431,406
LACVS	104,384	129,961
LJPMVS	1,154,987	2,382,677
LOVTRC	496,658	250,203
M2IGSS	38,106	31,841
MMCGSC	66,245	83,581
MNDSC	87,847	364,318
MV2RIS	63,329	287,856
MV3LMS	36,593	9,486
MV3MVS	54,296	96,215
MVFSC	2,113,157	5,015,369
MVIGSC	189,983	159,420
MVIVSC	1,200,767	2,858,177
MSEM	266,869	335,981
MSVEG2	1,488,800	3,031,626
DTRTFB	164,891	73,019
EIF	1,658,843	3,912,609
GBF	3,486,201	5,384,513
GBF2	43,653	83,867
GEM	11,510,404	1,946,576
GEM2	3,639	46,456
GIG	26,763,839	2,391,886
GVAAA2	7,721,883	14,458,622
GVABD2	827,288	999,669
GVAGG2	829,626	2,764,211
GVAGI2	3,079,747	5,082,953
GVAGR2	4,498,685	9,096,825
GVDMA	612,439	8,164,563
GVDMC	85,360	2,482,751
GVEX1	18,348,208	1,129,942
GVEX2	33,241,552	8,102,145
GVIDA	530,650	3,879,986
GVIDC	255,117	1,602,760
GVIDM	582,917	11,767,660
GVIX8	1,077,738	1,641,305
HIBF	2,072,108	3,506,846
IDPG2	17,064	45,519

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

IDPGI2	26,928	11,694
MCIF	5,445,758	9,418,416
MCIF2	169,067	266,938
MSBF	5,501,050	4,126,612
NAMAA2	127,781	678,986
NAMGI2	111,096	23,274
NCPG2	46,586	22,019
NCPGI2	510	60,351
NDES2	1,090,223	41,056
NFDIW1	14,999,998	485,806
NFDIW2	568,418	41,596
NJMIM2	10,961,696	165,371
NLCG2	102,565,826	2,511,407
NNASD2	3,163,564	150,980
NVAMV1	12,412,282	16,350,230
NVAMV2	132,563	41,757
NVAMVX	37,966,680	3,183,535
NVAMVZ	4,243,200	293,589
NVCBD1	2,179,189	2,614,045
NVCBD2	1,237,950	765,592
NVCBDP	7,862,037	2,247,131
NVCCA2	183,041	999,892
NVCCN2	1,201,090	818,134
NVCMA2	110,163	723,658
NVCMC2	362,710	485,274
NVCMD2	289,984	1,482,780
NVCRA2	321,371	511,494
NVCRB2	1,351,257	1,419,446
NVDBL2	48,146	1,666,519
NVDCA2	143,691	349,448
NVFIII	133,031	149,287
NVGEII	58,233	327,423
NVIE6	222,613	386,258
NVMGA2	-	9,002
NVMIVX	605,464	1,151,636
NVMIVZ	42,323	35,516
NVMLG1	5,575,673	5,428,515
NVMLG2	32,802	60,869
NVMM2	11,882,657	12,212,524
NVMMG1	669,422	6,844,996
NVMMG2	68,422	543,572
NVMMV2	3,605,298	5,475,716
NVNMO1	7,264,525	8,095,556
NVNMO2	92,115	60,048
NVNSR1	194,145	316,870
NVOLG1	4,790,102	70,178,281
NVOLG2	46,236	857,910
NVRE1	1,053,063	5,353,007
NVSIX2	623,869	803,529
NVSTB2	819,303	1,589,847
NVTIV3	64,887	242,870

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

SAM	48,872,827	46,695,858
SCF	5,458,379	10,112,488
SCF2	91,428	100,627
SCGF	5,808,324	2,954,747
SCGF2	37,273	21,858
SCVF	4,498,011	7,065,243
SCVF2	34,652	41,473
TRF	8,134,983	12,821,906
TRF2	123,888	160,177
AMCG	15,295	37,090
AMMCGS	810,195	539,264
AMSRS	521,159	1,006,953
AMTB	2,011,525	1,224,643
NAACV	46,591	65,134
NADCV	341,593	148,008
NALG	35,632	43,395
NAMG	42,837	6,215
NASCV	113,696	94,177
NASG	5,488	7,747
NAWEI	60,820	198,202
DWVSVS	399,763	617,719
WRASP	4,015,466	8,059,840
WRBDP	2,311,576	3,711,059
WRBP	29,325	8,350
WRCEP	12,403,060	12,276,359
WRENG	47,396	292,398
WRGNR	71,562	551,876
WRGP	18,409,860	13,931,553
WRHIP	2,460,543	4,274,231
WRI2P	995,105	2,049,110
WRIP	2,875,300	3,881,376
WRLTBP	1,064,398	1,067,001
WRMCG	3,293,638	1,999,308
WRSCP	449,272	4,063,381
WRSCV	439,869	663,166
WRSTP	10,620,200	13,978,665
PMVAAD	255,464	420,167
PMVEBD	413,043	215,415
PMVFAD	132,006	136,611
PMVFHV	40,933	38,357
PMVIV	608,836	1,088,555
PMVLAD	1,938,757	1,616,649
PMVRA	98,919	131,661
PMVRRA	77,898	100,630
PMVSTA	1,126,247	1,257,792
PVEIB	1,155,553	1,134,644
PVGPB	222,587	337,744
PVIGIB	846,192	930,720
PVNOB	43,821	64,384
PVTIGB	408,926	688,574
ROCMC	68,846	75,139

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

TREI2	60	19
TRHS2	1,190,629	5,873,146
TRLT2	11	7
TRMCG2	116,262	45,854
VWEM	113,405	7,525,189
VWHA	101,858	640,215
VWHAS	825,777	999,327
PIVF2	160,423	49,410
VRVDRA	212,920	135,582

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIA
2025	1.10%			109	$11.71			$1,273	2.19%	9.26%

ALVGIB
2025	1.50%	to	2.60%	12,464	41.77	to	32.02	471,427	0.89%	8.55%	to	7.34%
2024	1.50%	to	2.60%	13,274	38.48	to	29.83	464,934	1.25%	11.06%	to	9.82%
2023	1.50%	to	2.60%	16,511	34.65	to	27.16	523,983	1.29%	10.05%	to	8.83%
2022	1.50%	to	2.60%	17,177	31.48	to	24.96	496,994	1.11%	-5.85%	to	-6.90%
2021	1.50%	to	2.60%	18,343	33.44	to	26.81	566,488	0.65%	25.92%	to	24.52%

ALVIVB
2025	0.95%	to	1.40%	10,144	13.93	to	13.45	139,403	1.53%	39.93%	to	39.30%
2024	0.95%	to	1.20%	5,041	9.95	to	9.79	49,845	2.06%	3.81%	to	3.54%
2023	0.95%	to	1.20%	7,797	9.59	to	9.45	74,375	0.50%	13.74%	to	13.46%
2022	0.95%	to	1.20%	15,190	8.43	to	8.33	127,582	3.66%	-14.61%	to	-14.83%
2021	0.95%	to	1.05%	3,235	9.87	to	9.84	31,869	1.74%	9.80%	to	9.69%

ALVPGB
2025	1.00%	to	2.60%	14,345	12.98	to	56.41	635,100	0.00%	11.72%	to	9.92%
2024	0.95%	to	2.60%	20,835	11.62	to	51.32	661,095	0.00%	16.18%	to	21.69%
2023	1.50%	to	2.60%	17,334	53.78	to	42.17	864,421	0.00%	32.77%	to	31.30%
2022	1.50%	to	2.60%	19,409	40.51	to	32.12	734,009	0.00%	-29.76%	to	-30.54%
2021	1.50%	to	2.60%	18,926	57.67	to	46.24	1,038,542	0.00%	26.72%	to	25.31%

ALVSVB
2025	0.95%	to	2.60%	76,956	32.35	to	36.48	2,547,384	0.58%	1.66%	to	-0.03%
2024	0.95%	to	2.60%	89,689	31.82	to	36.49	2,925,959	0.62%	8.67%	to	6.85%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	2.60%	116,023	29.28	to	34.15	3,475,585	0.78%	15.76%	to	13.83%
2022	0.95%	to	2.60%	133,341	25.29	to	30.00	3,537,263	0.82%	-16.62%	to	-18.00%
2021	0.95%	to	2.60%	157,367	30.33	to	36.59	5,035,485	0.58%	34.32%	to	32.08%

SVOF
2024	1.60%	to	1.75%	1,930	46.93	to	45.19	87,394	0.05%	13.20%	to	13.02%
2023	1.60%	to	1.75%	1,991	41.46	to	39.99	79,769	0.00%	24.48%	to	24.29%
2022	1.60%	to	1.75%	2,912	33.30	to	32.17	93,815	0.00%	-22.07%	to	-22.19%
2021	1.60%	to	1.75%	3,321	42.74	to	41.35	137,950	0.04%	22.78%	to	22.59%

WFVSCG
2024	0.95%	to	1.80%	75,378	50.12	to	43.79	3,661,054	0.00%	17.57%	to	16.55%
2023	0.95%	to	1.80%	94,175	42.63	to	37.57	3,901,204	0.00%	3.12%	to	2.24%
2022	0.95%	to	2.00%	108,871	41.34	to	35.73	4,383,749	0.00%	-35.04%	to	-35.73%
2021	0.95%	to	2.00%	128,619	63.64	to	55.60	7,988,164	0.00%	6.62%	to	5.49%

AMVBC4
2025	0.95%	to	1.60%	161,066	15.53	to	15.16	2,493,641	1.36%	15.79%	to	15.03%
2024	0.95%	to	1.40%	113,011	13.41	to	13.25	1,511,065	1.72%	17.72%	to	17.18%
2023	0.95%	to	1.35%	58,145	11.39	to	11.32	660,902	1.92%	15.86%	to	15.40%
2022	0.95%	to	1.30%	28,336	9.83	to	9.81	278,481	3.26%	-1.66%	to	-1.89%	*****

AMVCB4
2025	0.95%	to	1.35%	34,294	12.92	to	12.83	442,873	2.96%	19.02%	to	18.54%

AMVGL4
2025	0.95%	to	1.25%	11,292	12.16	to	12.10	136,672	1.26%	15.85%	to	15.49%
2024	1.15%	to	1.25%	10,872	10.48	to	10.47	113,891	1.28%	4.81%	to	4.74%	*****

AMVGS4
2025	0.95%	to	1.20%	15,431	12.32	to	12.24	190,010	0.24%	13.24%	to	12.96%
2024	0.95%	to	1.20%	4,046	10.88	to	10.84	43,962	0.71%	1.14%	to	0.89%
2023	0.95%	to	1.20%	2,246	10.76	to	10.74	24,139	0.01%	7.59%	to	7.41%	*****

AMVGV2
2025	0.95%	to	1.30%	122,564	10.32	to	10.19	1,258,273	5.03%	6.72%	to	6.35%
2024	0.95%	to	1.30%	71,068	9.67	to	9.58	684,587	4.78%	-0.22%	to	-0.57%
2023	0.95%	to	1.35%	35,789	9.69	to	9.63	346,245	3.15%	1.91%	to	1.50%
2022	0.95%	to	1.35%	22,718	9.51	to	9.48	215,925	4.55%	-4.92%	to	-5.17%	*****

AMVHI4
2025	0.95%	to	1.10%	1,828	11.43	to	11.40	20,886	1.67%	6.91%	to	6.75%
2024	0.95%	to	1.35%	21,850	10.69	to	10.67	233,348	6.62%	6.94%	to	6.65%	*****

AMVNW4
2025	0.95%	to	1.60%	29,542	14.44	to	14.09	425,387	0.83%	26.71%	to	25.88%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.30%	37,450	11.39	to	11.29	426,077	1.11%	5.32%	to	4.94%
2023	0.95%	to	1.30%	38,968	10.82	to	10.76	421,194	1.71%	14.57%	to	14.17%
2022	0.95%	to	1.20%	8,974	9.44	to	9.43	84,712	1.68%	-5.58%	to	-5.73%	*****

BRVDA3
2025	0.95%	to	1.15%	27,055	12.46	to	12.41	336,445	2.89%	14.28%	to	14.05%

BRVED3
2025	0.95%	to	1.60%	264,583	25.29	to	23.57	6,573,181	2.05%	20.17%	to	19.38%
2024	0.95%	to	1.60%	252,697	21.04	to	19.74	5,222,413	2.25%	8.66%	to	7.94%
2023	0.95%	to	1.60%	298,964	19.37	to	18.29	5,703,975	1.80%	10.93%	to	10.20%
2022	0.95%	to	1.60%	273,252	17.46	to	16.60	4,702,167	1.44%	-5.01%	to	-5.64%
2021	0.95%	to	1.45%	232,250	18.38	to	17.77	4,213,963	1.32%	19.16%	to	18.55%

BRVHY3
2025	0.95%	to	1.80%	284,643	15.15	to	13.82	4,246,586	6.52%	8.05%	to	7.12%
2024	0.95%	to	1.80%	308,055	14.02	to	12.90	4,258,953	6.92%	6.82%	to	5.90%
2023	0.95%	to	1.80%	614,775	13.12	to	12.18	7,932,853	6.30%	11.87%	to	10.91%
2022	0.95%	to	1.80%	648,678	11.73	to	10.98	7,490,935	4.74%	-11.41%	to	-12.17%
2021	0.95%	to	1.80%	2,385,341	13.24	to	12.50	31,099,174	4.74%	4.23%	to	3.33%

BRVTR3
2025	0.95%	to	1.40%	336,717	10.73	to	10.22	3,549,500	4.05%	6.58%	to	6.10%
2024	0.95%	to	1.40%	358,025	10.07	to	9.64	3,541,609	4.10%	0.17%	to	-0.29%
2023	0.95%	to	1.40%	350,647	10.05	to	9.66	3,471,205	3.58%	4.43%	to	3.95%
2022	0.95%	to	1.60%	408,786	9.63	to	9.15	3,885,709	1.89%	-15.09%	to	-15.64%
2021	0.95%	to	1.60%	415,826	11.34	to	10.85	4,657,310	1.47%	-2.62%	to	-3.26%

MLVGA3
2025	0.95%	to	1.80%	627,948	28.29	to	24.50	17,261,273	4.06%	18.38%	to	17.36%
2024	0.95%	to	2.20%	717,684	23.89	to	19.58	16,697,102	1.40%	7.89%	to	6.52%
2023	0.95%	to	2.20%	819,665	22.15	to	18.39	17,674,358	2.48%	11.42%	to	10.02%
2022	0.95%	to	2.20%	900,708	19.88	to	16.71	17,453,968	0.00%	-16.87%	to	-17.92%
2021	0.95%	to	2.20%	987,456	23.91	to	20.36	23,043,143	0.81%	5.40%	to	4.07%

DCAP
2025	1.10%	to	1.30%	1	65.74	to	61.31	70	0.38%	8.86%	to	8.65%
2024	1.10%	to	1.30%	1	60.39	to	56.43	64	0.41%	11.56%	to	11.32%
2023	1.10%	to	1.30%	3	54.13	to	50.69	146	0.69%	19.65%	to	19.41%
2022	1.10%	to	1.30%	7	45.24	to	42.45	359	0.61%	-18.97%	to	-19.13%
2021	1.10%	to	1.30%	3	55.83	to	52.49	164	0.44%	25.74%	to	25.48%

DSC
2021	0.95%			165	32.38			5,343	0.11%	15.36%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

DSIF
2025	0.95%	to	2.00%	3,778,054	86.44	to	44.98	309,029,547	1.10%	16.40%	to	15.18%
2024	0.95%	to	2.05%	4,538,702	74.25	to	38.54	317,236,406	1.15%	23.47%	to	22.09%
2023	0.95%	to	2.25%	5,151,225	60.14	to	28.48	291,350,821	1.41%	24.75%	to	23.10%
2022	0.95%	to	2.25%	5,626,144	48.21	to	23.14	255,403,892	1.33%	-19.09%	to	-20.15%
2021	0.95%	to	2.25%	6,229,641	59.59	to	28.98	349,726,688	1.13%	27.19%	to	25.52%

DSRG
2025	0.95%	to	1.75%	178,239	62.66	to	35.85	10,468,202	0.38%	14.87%	to	13.94%
2024	0.95%	to	1.85%	742,391	54.55	to	30.65	38,628,473	0.55%	23.70%	to	22.57%
2023	0.95%	to	1.85%	845,770	44.10	to	25.01	35,648,294	0.73%	22.67%	to	21.54%
2022	0.95%	to	1.85%	927,194	35.95	to	20.58	31,893,947	0.53%	-23.60%	to	-24.30%
2021	0.95%	to	1.85%	1,036,599	47.06	to	27.18	46,665,916	0.75%	25.80%	to	24.65%

DSRGS
2025	2.60%			13	37.62			487	0.08%	12.67%
2024	2.10%	to	2.60%	459	37.50	to	33.39	17,173	0.37%	21.95%	to	21.32%
2023	2.10%	to	2.60%	459	30.75	to	27.52	14,085	0.53%	20.92%	to	20.31%
2022	2.10%	to	2.60%	459	25.43	to	22.87	11,638	0.32%	-24.68%	to	-25.06%
2021	1.60%	to	2.60%	575	37.32	to	30.52	19,782	0.84%	24.66%	to	23.39%

DVMCSS
2025	0.95%	to	1.95%	60,962	21.67	to	19.25	1,305,114	0.43%	8.77%	to	7.67%
2024	0.95%	to	1.95%	65,162	19.93	to	17.88	1,282,936	0.64%	11.26%	to	10.13%
2023	0.95%	to	1.95%	73,710	17.91	to	16.24	1,303,096	0.55%	16.87%	to	15.69%
2022	0.95%	to	1.95%	79,027	15.33	to	14.03	1,196,259	0.46%	-15.10%	to	-15.95%
2021	0.95%	to	1.95%	91,195	18.05	to	16.70	1,627,759	0.44%	24.37%	to	23.11%

DVSCS
2025	0.95%	to	2.05%	274,893	54.97	to	42.21	14,544,693	1.32%	4.35%	to	3.20%
2024	0.95%	to	2.05%	319,770	52.68	to	40.90	16,252,654	1.18%	6.93%	to	5.73%
2023	0.95%	to	2.25%	359,675	49.27	to	37.01	17,108,507	1.08%	14.29%	to	12.80%
2022	0.95%	to	2.25%	389,362	43.11	to	32.81	16,221,189	0.94%	-17.44%	to	-18.52%
2021	0.95%	to	2.25%	427,152	52.21	to	40.26	21,590,140	0.69%	24.95%	to	23.31%

CVN1IF
2025	0.95%	to	1.20%	80,295	14.34	to	14.28	1,150,325	0.29%	18.96%	to	18.66%
2024	0.95%	to	1.20%	54,551	12.06	to	12.04	657,240	0.39%	20.57%	to	20.37%	*****

CVSBF
2025	0.95%	to	1.35%	2,245	12.59	to	12.50	28,203	0.55%	10.62%	to	10.17%
2024	0.95%	to	1.65%	12,984	11.38	to	11.33	147,473	1.86%	13.80%	to	13.27%	*****

CLVGT2

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.35%	126,804	16.22	to	16.11	2,055,770	0.00%	33.10%	to	32.56%
2024	0.95%	to	1.10%	53,019	12.19	to	12.18	646,159	0.00%	21.90%	to	21.77%	*****

CLVHY2
2025	0.95%	to	1.70%	35,966	13.67	to	12.80	486,409	5.94%	7.46%	to	6.65%
2024	0.95%	to	1.70%	35,742	12.72	to	12.00	450,289	5.60%	5.86%	to	5.05%
2023	0.95%	to	1.70%	32,871	12.02	to	11.42	391,460	5.22%	10.81%	to	9.97%
2022	0.95%	to	1.70%	38,484	10.84	to	10.39	414,515	5.07%	-11.63%	to	-12.29%
2021	0.95%	to	1.70%	51,311	12.27	to	11.84	625,702	5.14%	3.79%	to	3.01%

ETVFR
2025	0.95%	to	1.65%	496,006	13.67	to	12.58	6,614,704	6.73%	2.97%	to	2.24%
2024	0.95%	to	1.65%	536,521	13.27	to	12.30	6,966,012	7.91%	6.65%	to	5.89%
2023	0.95%	to	1.65%	655,168	12.44	to	11.62	7,994,127	8.21%	10.16%	to	9.38%
2022	0.95%	to	1.65%	676,565	11.30	to	10.62	7,507,519	4.45%	-3.66%	to	-4.34%
2021	0.95%	to	1.80%	761,446	11.73	to	10.98	8,805,825	2.88%	2.64%	to	1.76%

FHIBS
2025	1.50%	to	2.60%	20,204	29.33	to	22.49	554,272	5.65%	6.56%	to	5.37%
2024	1.50%	to	2.60%	20,834	27.53	to	21.34	537,917	5.61%	4.26%	to	3.09%
2023	1.50%	to	2.60%	24,298	26.40	to	20.70	603,653	5.95%	10.79%	to	9.55%
2022	1.50%	to	2.60%	28,444	23.83	to	18.90	641,392	5.44%	-13.24%	to	-14.21%
2021	1.50%	to	2.60%	31,308	27.47	to	22.03	816,274	4.58%	2.88%	to	1.73%

FQB
2025	0.95%	to	2.05%	1,259,622	22.96	to	17.05	27,348,103	3.39%	6.05%	to	4.89%
2024	0.95%	to	2.05%	1,405,786	21.65	to	16.25	28,850,898	3.02%	2.89%	to	1.75%
2023	0.95%	to	2.25%	1,558,433	21.04	to	15.74	31,264,497	2.69%	5.15%	to	3.76%
2022	0.95%	to	2.25%	1,742,339	20.01	to	15.17	33,325,448	2.63%	-10.14%	to	-11.31%
2021	0.95%	to	2.25%	1,960,490	22.27	to	17.11	41,735,584	2.52%	-2.32%	to	-3.61%

FQBS
2025	1.50%	to	2.60%	47,382	16.38	to	12.56	718,742	3.11%	5.22%	to	4.04%
2024	1.50%	to	2.60%	53,530	15.57	to	12.07	776,913	2.47%	2.05%	to	0.91%
2023	1.50%	to	2.60%	61,813	15.26	to	11.96	871,680	2.44%	4.27%	to	3.10%
2022	1.50%	to	2.60%	66,710	14.63	to	11.60	907,065	2.34%	-10.81%	to	-11.81%
2021	1.50%	to	2.60%	70,557	16.41	to	13.16	1,080,602	2.34%	-3.14%	to	-4.22%

FVU2S
2025	1.65%	to	2.20%	5,340	13.19	to	12.66	69,834	2.54%	4.97%	to	4.38%
2024	1.50%	to	2.20%	6,768	12.69	to	12.12	84,597	1.90%	13.67%	to	12.86%
2023	1.50%	to	2.20%	6,787	11.16	to	10.74	74,811	1.69%	6.71%	to	5.95%
2022	1.50%	to	2.60%	8,287	10.46	to	9.96	85,485	0.00%	-15.28%	to	-16.23%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	1.50%	to	2.60%	7,025	12.35	to	11.89	85,371	1.62%	16.48%	to	15.18%

FB2
2025	0.95%	to	1.75%	1,071,680	25.11	to	23.22	26,616,240	1.61%	13.87%	to	12.95%
2024	0.95%	to	1.75%	1,126,807	22.05	to	20.56	24,606,138	1.70%	14.52%	to	13.60%
2023	0.95%	to	1.75%	1,114,873	19.26	to	18.10	21,270,270	1.63%	20.09%	to	19.12%
2022	0.95%	to	1.75%	988,465	16.04	to	15.19	15,709,084	1.04%	-18.96%	to	-19.62%
2021	0.95%	to	1.75%	1,191,498	19.79	to	18.90	23,424,922	0.78%	16.87%	to	15.93%

FC2
2025	0.95%	to	2.00%	289,321	27.39	to	77.20	7,911,119	0.00%	20.04%	to	18.77%
2024	0.95%	to	2.00%	299,469	22.82	to	65.00	6,819,873	0.03%	32.17%	to	30.77%
2023	0.95%	to	2.25%	183,123	17.26	to	47.03	3,153,685	0.30%	31.86%	to	30.13%
2022	0.95%	to	1.70%	131,257	13.09	to	40.58	1,715,581	0.26%	-27.19%	to	-27.74%
2021	0.95%	to	1.70%	133,671	17.98	to	56.16	2,400,875	0.03%	26.30%	to	25.34%

FCS
2025	0.95%	to	1.30%	149,363	134.65	to	120.33	19,222,219	0.33%	20.22%	to	19.80%
2024	0.95%	to	1.30%	169,981	112.00	to	100.44	18,216,509	0.09%	32.36%	to	31.88%
2023	0.95%	to	1.30%	187,887	84.62	to	76.16	15,235,439	0.36%	32.07%	to	31.61%
2022	0.95%	to	1.30%	205,016	64.07	to	57.87	12,611,749	0.40%	-27.08%	to	-27.34%
2021	0.95%	to	1.30%	223,307	87.86	to	79.64	18,871,957	0.05%	26.49%	to	26.05%

FEI2
2025	1.50%	to	2.60%	51,424	41.82	to	32.06	2,019,067	1.53%	16.97%	to	15.66%
2024	1.50%	to	2.60%	62,103	35.75	to	27.72	2,089,082	1.57%	13.32%	to	12.05%
2023	1.50%	to	2.60%	72,722	31.55	to	24.73	2,160,331	1.70%	8.73%	to	7.52%
2022	1.50%	to	2.60%	81,642	29.02	to	23.01	2,228,597	1.68%	-6.66%	to	-7.70%
2021	1.50%	to	2.60%	88,874	31.09	to	24.93	2,607,944	1.57%	22.74%	to	21.37%

FEIS
2025	0.95%	to	2.20%	2,372,424	55.11	to	33.26	138,541,135	1.70%	17.31%	to	16.30%
2024	0.95%	to	2.20%	2,707,881	46.98	to	28.59	134,339,861	1.63%	13.71%	to	12.70%
2023	0.95%	to	2.20%	3,090,099	44.58	to	25.37	134,454,839	1.78%	9.49%	to	8.11%
2022	0.95%	to	2.20%	3,503,409	40.72	to	23.47	139,432,015	1.76%	-5.99%	to	-7.17%
2021	0.95%	to	2.20%	3,842,548	40.50	to	25.28	162,801,966	1.75%	23.64%	to	22.08%

FEMS2
2024	0.95%	to	1.65%	104,608	12.32	to	11.75	1,280,815	1.17%	8.66%	to	7.89%
2023	0.95%	to	1.65%	129,487	11.34	to	10.89	1,461,206	1.88%	8.45%	to	7.69%
2022	0.95%	to	1.65%	128,141	10.45	to	10.11	1,334,230	1.59%	-21.13%	to	-21.68%
2021	0.95%	to	1.65%	109,905	13.25	to	12.91	1,451,507	1.66%	-3.34%	to	-4.02%

FF10S

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.65%	142,141	22.72	to	19.77	3,128,551	2.66%	9.39%	to	8.62%
2024	0.95%	to	1.65%	195,147	20.77	to	18.20	3,924,955	3.43%	4.26%	to	3.52%
2023	0.95%	to	1.65%	227,879	19.93	to	17.58	4,374,434	3.51%	8.24%	to	7.48%
2022	0.95%	to	1.65%	326,976	18.41	to	16.36	5,850,565	1.99%	-14.39%	to	-14.99%
2021	0.95%	to	1.95%	424,077	21.50	to	18.34	8,893,027	0.92%	4.79%	to	3.73%

FF20S
2025	0.95%	to	1.65%	295,831	26.29	to	22.86	7,615,386	2.60%	12.11%	to	11.31%
2024	0.95%	to	1.65%	339,889	23.45	to	20.54	7,786,812	2.61%	6.52%	to	5.77%
2023	0.95%	to	1.65%	395,663	22.01	to	19.42	8,499,923	3.06%	11.27%	to	10.49%
2022	0.95%	to	1.65%	493,872	19.78	to	17.58	9,553,505	2.00%	-16.63%	to	-17.22%
2021	0.95%	to	1.65%	504,075	23.73	to	21.23	11,714,271	0.99%	8.43%	to	7.66%

FF30S
2025	0.95%	to	1.80%	256,602	30.63	to	25.86	7,691,034	2.26%	14.23%	to	13.25%
2024	0.95%	to	1.80%	291,681	26.82	to	22.83	7,642,194	2.06%	8.30%	to	7.36%
2023	0.95%	to	1.80%	345,964	24.76	to	21.26	8,379,280	2.32%	13.47%	to	12.50%
2022	0.95%	to	1.80%	371,710	21.82	to	18.90	7,951,948	1.87%	-17.73%	to	-18.44%
2021	0.95%	to	1.80%	391,355	26.53	to	23.17	10,190,321	0.94%	11.17%	to	10.22%

FG2
2025	1.50%	to	2.50%	51,297	76.79	to	60.31	3,715,728	0.04%	12.89%	to	11.75%
2024	1.50%	to	2.50%	63,038	68.02	to	53.97	4,064,021	0.00%	28.11%	to	26.81%
2023	1.50%	to	2.50%	64,958	53.09	to	42.56	3,274,839	0.00%	33.86%	to	32.50%
2022	1.50%	to	2.50%	74,163	39.66	to	32.12	2,785,885	0.35%	-25.77%	to	-26.53%
2021	1.50%	to	2.60%	76,196	53.43	to	42.84	3,870,914	0.00%	21.06%	to	19.71%

FGI2
2025	0.95%	to	1.75%	153,043	31.91	to	29.50	4,810,418	1.46%	20.06%	to	19.09%
2024	0.95%	to	1.75%	133,979	26.58	to	24.77	3,523,244	1.26%	20.79%	to	19.81%
2023	0.95%	to	1.75%	140,250	22.00	to	20.68	3,057,269	1.48%	17.24%	to	16.30%
2022	0.95%	to	1.75%	156,725	18.76	to	17.78	2,915,079	1.69%	-6.07%	to	-6.83%
2021	0.95%	to	1.75%	99,791	19.98	to	19.08	1,979,781	2.27%	24.45%	to	23.44%

FGOS
2025	0.95%	to	1.15%	24,075	109.87	to	99.83	2,443,500	0.00%	20.66%	to	20.41%
2024	0.95%	to	1.15%	29,172	91.06	to	82.91	2,456,205	0.00%	37.43%	to	37.15%
2023	0.95%	to	1.15%	31,625	66.26	to	60.45	1,939,548	0.00%	44.14%	to	43.86%
2022	0.95%	to	1.15%	32,464	45.97	to	42.02	1,382,296	0.00%	-38.80%	to	-38.92%
2021	0.95%	to	1.15%	32,835	75.11	to	68.80	2,288,313	0.00%	10.77%	to	10.54%

FGS
2025	0.95%	to	2.20%	2,282,531	113.55	to	53.23	241,746,581	0.21%	13.69%	to	12.26%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	2.20%	2,547,660	99.88	to	47.41	237,336,360	0.00%	29.02%	to	27.39%
2023	0.95%	to	2.20%	2,815,532	77.41	to	37.22	203,153,286	0.04%	34.81%	to	33.11%
2022	0.95%	to	2.20%	3,116,169	57.42	to	27.96	166,779,748	0.51%	-25.24%	to	-26.18%
2021	0.95%	to	2.20%	3,448,588	76.81	to	37.88	247,285,845	0.00%	21.92%	to	20.38%

FHIS
2025	0.95%	to	2.00%	824,776	23.52	to	16.77	19,432,794	6.30%	9.27%	to	8.12%
2024	0.95%	to	2.00%	959,884	21.52	to	15.51	20,722,819	3.02%	7.69%	to	6.54%
2023	0.95%	to	2.00%	2,097,750	19.98	to	14.56	42,335,137	6.88%	9.42%	to	8.30%
2022	0.95%	to	2.00%	1,262,784	18.26	to	13.44	23,166,613	4.36%	-12.40%	to	-13.32%
2021	0.95%	to	2.00%	1,435,662	20.84	to	15.51	30,115,892	4.21%	3.48%	to	2.41%

FIGBS
2025	0.95%	to	1.85%	1,330,228	17.33	to	14.09	22,189,533	3.53%	6.12%	to	5.16%
2024	0.95%	to	1.85%	1,354,940	16.33	to	13.40	21,350,749	3.50%	0.65%	to	-0.27%
2023	0.95%	to	1.85%	1,375,472	16.22	to	13.43	21,569,181	2.54%	5.11%	to	4.16%
2022	0.95%	to	1.95%	1,425,341	15.43	to	12.64	21,277,099	2.11%	-13.85%	to	-14.72%
2021	0.95%	to	1.95%	1,663,378	17.91	to	14.82	28,846,305	1.92%	-1.67%	to	-2.66%

FMCS
2025	0.95%	to	1.85%	430,178	40.97	to	34.24	17,123,256	0.35%	10.60%	to	9.60%
2024	0.95%	to	1.85%	491,931	37.04	to	31.24	17,732,749	0.47%	16.23%	to	15.17%
2023	0.95%	to	2.15%	544,002	31.87	to	25.70	16,884,226	0.50%	13.91%	to	12.54%
2022	0.95%	to	1.95%	607,286	27.98	to	23.62	16,559,734	0.39%	-15.66%	to	-16.51%
2021	0.95%	to	1.95%	683,828	33.17	to	28.30	22,137,075	0.50%	24.31%	to	23.06%

FNRS2
2025	0.95%	to	1.85%	581,308	16.37	to	13.67	9,327,678	1.94%	9.29%	to	8.30%
2024	0.95%	to	1.85%	671,916	14.97	to	12.63	9,873,139	2.01%	3.03%	to	2.09%
2023	0.95%	to	1.85%	777,403	14.53	to	12.37	11,108,847	2.38%	-0.25%	to	-1.16%
2022	0.95%	to	1.95%	1,162,422	14.57	to	12.30	16,662,159	2.53%	61.33%	to	59.70%
2021	0.95%	to	1.95%	813,411	9.03	to	7.70	7,211,974	2.49%	53.36%	to	51.82%

FO2
2025	1.50%	to	2.20%	42,771	16.82	to	15.58	704,885	1.37%	18.25%	to	17.41%
2024	1.50%	to	2.20%	46,465	14.22	to	13.27	648,463	1.44%	3.23%	to	2.49%
2023	1.50%	to	2.20%	58,120	13.78	to	12.95	783,047	0.80%	18.42%	to	17.58%
2022	1.50%	to	2.60%	61,867	11.63	to	10.67	705,046	0.81%	-25.81%	to	-26.64%
2021	1.50%	to	2.60%	68,285	15.68	to	14.55	1,051,120	0.32%	17.60%	to	16.29%

FOS
2025	0.95%	to	2.20%	565,949	34.71	to	20.83	19,353,974	1.51%	19.14%	to	17.63%
2024	0.95%	to	2.20%	635,709	29.13	to	17.70	18,297,411	1.55%	3.92%	to	2.63%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.95%	to	2.20%	732,737	28.03	to	17.25	20,326,225	0.92%	19.28%	to	17.77%
2022	0.95%	to	2.20%	806,797	23.50	to	14.65	18,776,418	0.96%	-25.30%	to	-26.24%
2021	0.95%	to	2.20%	842,691	31.46	to	19.86	26,284,150	0.43%	18.45%	to	16.94%

FRESS2
2025	0.95%	to	1.35%	74,318	12.34	to	11.92	907,094	2.54%	1.92%	to	1.51%
2024	0.95%	to	1.40%	49,106	12.11	to	11.69	592,120	3.80%	5.24%	to	4.75%
2023	0.95%	to	1.40%	93,175	11.51	to	11.16	1,066,335	3.02%	9.84%	to	9.34%
2022	0.95%	to	1.40%	62,778	10.48	to	10.21	655,525	0.85%	-28.38%	to	-28.70%
2021	0.95%	to	1.45%	62,184	14.63	to	14.28	903,169	0.92%	37.33%	to	36.64%

FVFRHI
2025	0.95%	to	1.50%	18,573	12.01	to	11.83	222,392	3.66%	4.33%	to	3.75%
2024	0.95%	to	1.50%	26,016	11.51	to	11.41	298,930	6.78%	7.47%	to	6.87%
2023	0.95%	to	1.35%	26,446	10.71	to	10.69	283,103	13.82%	7.14%	to	6.85%	*****

FVSS
2025	0.95%	to	2.05%	133,607	56.95	to	43.72	7,275,462	0.93%	6.89%	to	5.70%
2024	0.95%	to	2.05%	148,349	53.28	to	41.37	7,573,914	0.92%	8.23%	to	7.02%
2023	0.95%	to	2.05%	166,431	49.23	to	38.65	7,862,026	1.10%	19.63%	to	18.31%
2022	0.95%	to	2.05%	189,672	41.15	to	32.67	7,490,757	1.00%	-8.07%	to	-9.09%
2021	0.95%	to	2.05%	211,392	44.77	to	35.94	9,109,113	1.44%	32.21%	to	30.74%

FVSS2
2025	0.95%	to	2.60%	46,048	13.27	to	37.17	774,402	0.78%	6.68%	to	4.90%
2024	0.95%	to	2.60%	48,739	12.44	to	35.43	773,756	0.97%	8.12%	to	6.31%
2023	0.95%	to	2.60%	18,154	11.51	to	33.33	369,851	1.01%	19.46%	to	17.48%
2022	0.95%	to	2.60%	12,770	9.63	to	28.37	290,062	1.17%	-3.66%	to	-9.75%
2021	1.50%	to	2.60%	7,533	39.21	to	31.44	270,078	1.22%	31.34%	to	29.88%

FTVDM2
2024	0.95%	to	1.80%	163,031	12.59	to	11.48	2,018,906	3.94%	6.64%	to	5.72%
2023	0.95%	to	1.80%	178,845	11.80	to	10.86	2,079,379	2.10%	11.56%	to	10.60%
2022	0.95%	to	1.95%	203,319	10.58	to	9.69	2,122,364	2.60%	-22.72%	to	-23.50%
2021	0.95%	to	1.95%	215,032	13.69	to	12.67	2,910,897	0.86%	-6.64%	to	-7.58%

FTVFA2
2025	0.95%	to	1.40%	60,394	22.19	to	20.47	1,309,215	2.13%	11.53%	to	11.02%
2024	0.95%	to	1.40%	115,695	19.89	to	18.44	2,252,567	2.04%	8.11%	to	7.61%
2023	0.95%	to	1.40%	144,755	18.40	to	17.13	2,597,191	1.47%	13.53%	to	13.01%
2022	0.95%	to	1.95%	157,442	16.21	to	13.97	2,490,804	1.62%	-16.80%	to	-17.64%
2021	0.95%	to	1.95%	162,293	19.48	to	16.96	3,090,156	1.80%	10.62%	to	9.51%

FTVGI2

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.85%	738,652	8.50	to	7.64	6,172,528	0.00%	14.63%	to	13.59%
2024	0.95%	to	2.20%	812,213	7.42	to	6.48	5,929,654	0.00%	-12.22%	to	-13.33%
2023	0.95%	to	2.20%	962,202	8.45	to	7.47	8,012,080	0.00%	1.91%	to	0.63%
2022	0.95%	to	2.20%	1,114,806	8.29	to	7.43	9,122,857	0.00%	-5.85%	to	-7.04%
2021	0.95%	to	2.20%	1,335,226	8.81	to	7.99	11,630,670	0.00%	-5.90%	to	-7.08%

FTVIS2
2025	0.95%	to	2.05%	848,213	26.80	to	21.51	21,900,536	5.06%	11.49%	to	10.25%
2024	0.95%	to	2.20%	924,002	24.04	to	18.96	21,432,150	5.19%	6.18%	to	4.83%
2023	0.95%	to	2.20%	1,043,023	22.64	to	18.09	22,826,276	5.16%	7.59%	to	6.24%
2022	0.95%	to	2.20%	1,186,787	21.04	to	17.03	24,197,185	4.88%	-6.37%	to	-7.55%
2021	0.95%	to	2.20%	1,241,272	22.47	to	18.42	27,086,102	4.70%	15.65%	to	14.19%

FTVSV2
2025	0.95%	to	1.85%	180,146	33.90	to	28.33	5,998,347	1.10%	6.63%	to	5.66%
2024	0.95%	to	1.85%	214,722	31.79	to	26.81	6,708,514	0.92%	10.20%	to	9.63%
2023	0.95%	to	1.85%	255,327	34.56	to	24.46	7,219,686	0.52%	11.18%	to	10.67%
2022	0.95%	to	1.85%	272,293	25.73	to	22.10	6,895,819	0.98%	-10.92%	to	-11.73%
2021	0.95%	to	1.85%	286,845	28.88	to	25.03	8,171,030	1.05%	24.18%	to	23.05%

TIF2
2025	0.95%	to	1.65%	189,443	12.77	to	11.76	2,384,820	2.24%	27.97%	to	27.06%
2024	0.95%	to	1.65%	197,146	9.98	to	9.26	1,946,970	2.39%	-1.94%	to	-2.64%
2023	0.95%	to	1.65%	237,169	10.18	to	9.51	2,392,445	3.11%	19.61%	to	18.77%
2022	0.95%	to	1.95%	271,886	8.51	to	7.79	2,304,497	3.05%	-8.48%	to	-9.40%
2021	0.95%	to	1.95%	271,945	9.30	to	8.60	2,526,979	1.91%	3.17%	to	2.13%

GVGMNS
2025	0.95%	to	1.35%	2,969	17.65	to	16.70	51,312	3.56%	8.84%	to	8.40%
2024	0.95%	to	1.35%	3,456	16.22	to	15.40	55,108	1.80%	10.69%	to	10.24%
2023	0.95%	to	1.65%	7,036	14.65	to	13.49	98,249	2.77%	14.48%	to	13.67%
2022	0.95%	to	1.35%	2,390	12.80	to	12.26	29,994	0.00%	-19.93%	to	-20.25%
2021	0.95%	to	1.35%	2,473	15.98	to	15.37	38,868	0.00%	15.07%	to	14.60%

RVARS
2025	0.95%	to	1.65%	47,369	11.09	to	10.13	512,990	2.31%	0.28%	to	-0.43%
2024	0.95%	to	1.65%	49,434	11.05	to	10.18	534,685	5.30%	-4.58%	to	-5.26%
2023	0.95%	to	1.65%	81,745	11.58	to	10.74	931,325	3.04%	3.38%	to	2.65%
2022	0.95%	to	1.65%	134,971	11.21	to	10.46	1,496,866	1.30%	-4.31%	to	-4.99%
2021	0.95%	to	1.65%	60,555	11.71	to	11.01	695,839	0.00%	7.08%	to	6.32%

SBLP
2025	0.95%	to	1.15%	5,050	26.25	to	25.23	128,142	23.74%	5.80%	to	5.61%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.15%	8,827	24.81	to	23.89	212,395	0.00%	6.62%	to	6.37%
2023	0.95%	to	1.15%	11,438	23.27	to	22.46	259,618	5.92%	10.97%	to	10.75%
2022	0.95%	to	1.15%	13,067	20.97	to	20.28	267,634	6.49%	-10.54%	to	-10.74%
2021	0.95%	to	1.15%	13,208	23.44	to	22.72	302,893	5.11%	4.41%	to	4.22%

ACC2
2024	1.50%	to	2.60%	58,793	41.47	to	32.15	2,289,266	1.46%	13.14%	to	11.87%
2023	1.50%	to	2.60%	68,602	36.66	to	28.74	2,370,321	1.52%	10.42%	to	9.19%
2022	1.50%	to	2.60%	80,326	33.20	to	26.32	2,507,897	1.34%	-0.66%	to	-1.77%
2021	1.50%	to	2.60%	84,869	33.42	to	26.80	2,667,850	1.54%	31.05%	to	29.59%

ACEG
2024	0.95%	to	1.25%	483	49.37	to	47.51	23,346	0.00%	33.60%	to	33.19%
2023	0.95%	to	1.25%	492	36.95	to	35.67	17,842	0.00%	39.59%	to	39.17%
2022	0.95%	to	1.25%	501	26.47	to	25.63	13,024	0.00%	-31.77%	to	-31.97%
2021	0.95%	to	1.25%	511	38.80	to	37.67	19,490	0.00%	10.86%	to	10.53%

AVCE2
2025	1.50%	to	2.50%	9,584	37.28	to	30.50	330,391	0.40%	14.15%	to	12.99%
2024	1.50%	to	2.50%	11,996	32.66	to	26.99	360,904	0.47%	23.40%	to	22.14%
2023	1.50%	to	2.50%	13,679	26.46	to	22.10	332,588	0.45%	21.25%	to	20.02%
2022	1.50%	to	2.50%	16,435	21.83	to	18.41	330,367	0.59%	-21.94%	to	-22.73%
2021	1.50%	to	2.50%	19,619	27.96	to	23.83	506,588	0.45%	25.47%	to	24.20%

AVGI
2025	1.55%			79	46.39			3,663	0.67%	14.37%
2024	1.55%			79	40.56			3,203	0.71%	23.65%
2023	1.55%			79	32.81			2,590	0.75%	21.46%
2022	1.55%			79	27.01			2,134	0.93%	-21.78%
2021	1.55%			79	34.53			2,728	0.67%	25.76%

IVHS
2025	0.95%	to	1.20%	7,512	39.31	to	37.41	286,314	0.00%	14.24%	to	13.95%
2024	0.95%	to	1.20%	11,564	34.41	to	32.83	385,554	0.00%	3.18%	to	2.88%
2023	0.95%	to	1.20%	13,234	33.35	to	31.91	428,553	0.00%	2.05%	to	1.82%
2022	0.95%	to	1.20%	13,032	32.68	to	31.34	414,197	0.00%	-14.16%	to	-14.37%
2021	0.95%	to	1.20%	12,565	38.07	to	36.60	465,827	0.20%	11.25%	to	10.94%

IVKEI1
2025	0.95%	to	1.55%	14,581	28.23	to	25.82	393,932	2.11%	11.73%	to	11.06%
2024	0.95%	to	1.55%	15,162	25.26	to	23.25	367,679	1.81%	11.05%	to	10.37%
2023	0.95%	to	1.55%	15,536	22.75	to	21.06	340,376	2.05%	9.51%	to	8.85%
2022	0.95%	to	1.55%	17,739	20.77	to	19.35	357,297	1.64%	-8.39%	to	-8.94%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.55%	20,023	22.68	to	21.25	442,616	1.86%	17.52%	to	16.81%

IVMCC2
2025	0.95%	to	2.25%	5,147	26.94	to	22.49	135,155	0.10%	7.93%	to	6.51%
2024	0.95%	to	2.25%	8,265	24.96	to	21.12	202,185	0.13%	15.68%	to	14.15%
2023	0.95%	to	1.75%	6,632	21.58	to	19.63	140,662	0.04%	13.06%	to	12.15%
2022	0.95%	to	1.75%	6,740	19.09	to	17.50	126,259	0.07%	-15.26%	to	-15.95%
2021	0.95%	to	1.75%	9,109	22.52	to	20.83	201,672	0.26%	21.70%	to	20.72%

IVRE
2025	0.95%	to	1.20%	8,988	15.33	to	14.59	133,192	7.87%	6.83%	to	6.57%
2024	0.95%	to	1.20%	10,477	14.35	to	13.69	145,633	0.00%	-2.71%	to	-2.98%
2023	0.95%	to	1.20%	10,624	14.75	to	14.11	152,086	1.41%	7.98%	to	7.71%
2022	0.95%	to	1.20%	10,428	13.66	to	13.10	138,419	2.76%	-25.64%	to	-25.82%
2021	0.95%	to	1.20%	12,502	18.37	to	17.66	223,693	2.93%	24.54%	to	24.19%

OVAG
2025	0.95%	to	2.25%	842,714	56.03	to	18.08	50,226,089	0.00%	3.79%	to	2.43%
2024	0.95%	to	2.25%	936,684	53.98	to	17.65	53,879,452	0.00%	23.05%	to	21.42%
2023	0.95%	to	2.20%	1,054,556	43.87	to	26.85	49,380,852	0.00%	12.08%	to	10.67%
2022	0.95%	to	2.20%	1,150,080	39.14	to	24.26	48,084,888	0.00%	-31.64%	to	-32.50%
2021	0.95%	to	2.20%	1,232,238	57.26	to	35.94	75,404,576	0.00%	17.96%	to	16.48%

OVAG2
2025	0.95%	to	2.25%	78,132	16.76	to	15.55	1,287,028	0.00%	3.54%	to	2.18%
2024	0.95%	to	2.25%	86,679	16.18	to	15.22	1,383,669	0.00%	22.74%	to	21.12%
2023	0.95%	to	2.20%	85,776	13.19	to	12.59	1,117,817	0.00%	11.78%	to	10.38%
2022	0.95%	to	2.20%	98,385	11.80	to	11.40	1,151,485	0.00%	-31.78%	to	-32.65%
2021	0.95%	to	2.20%	123,455	17.29	to	16.93	2,125,073	0.00%	17.66%	to	16.18%

OVGI
2025	1.10%			-	68.80			33	0.55%	14.67%
2024	1.10%			-	60.00			29	0.00%	22.27%
2023	1.10%			-	49.07			24	0.86%	21.85%

OVGR
2025	0.95%	to	1.35%	49,035	87.08	to	85.61	4,441,438	0.00%	11.73%	to	11.28%
2024	0.95%	to	1.35%	55,152	77.94	to	76.93	4,482,079	0.00%	32.88%	to	32.34%
2023	0.95%	to	1.35%	60,727	58.65	to	58.13	3,720,075	0.00%	34.09%	to	33.54%
2022	0.95%	to	1.35%	68,783	43.74	to	43.53	3,149,318	0.00%	-31.44%	to	-31.71%
2021	0.95%	to	1.35%	71,928	63.80	to	63.74	4,808,639	0.00%	21.41%	to	20.90%

OVGS
2025	0.95%	to	2.60%	1,281,888	51.96	to	33.76	64,154,735	0.00%	14.23%	to	12.33%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	2.60%	1,784,596	45.49	to	30.06	77,515,670	0.00%	14.96%	to	13.03%
2023	0.95%	to	2.60%	2,029,025	39.57	to	26.59	76,809,670	0.22%	33.46%	to	31.24%
2022	0.95%	to	2.60%	2,277,310	29.65	to	20.26	64,673,798	0.00%	-32.41%	to	-33.54%
2021	0.95%	to	2.60%	2,478,033	43.87	to	30.49	104,338,325	0.00%	14.39%	to	12.49%

OVGSS
2024	1.50%	to	2.35%	13,789	45.82	to	37.64	590,224	0.00%	14.04%	to	13.05%
2023	1.50%	to	2.35%	15,937	40.18	to	33.30	600,154	0.00%	32.44%	to	31.30%
2022	1.50%	to	2.35%	19,431	30.34	to	25.36	548,473	0.00%	-32.96%	to	-33.54%
2021	1.50%	to	2.35%	20,844	45.25	to	38.16	878,057	0.00%	13.44%	to	12.46%

OVIGS
2025	0.95%	to	1.65%	78,364	14.14	to	13.02	1,091,734	0.06%	14.43%	to	13.63%
2024	0.95%	to	1.65%	72,512	12.36	to	11.46	884,961	0.36%	-2.75%	to	-3.44%
2023	0.95%	to	2.25%	79,967	12.71	to	11.18	1,007,149	0.29%	19.49%	to	17.93%
2022	0.95%	to	1.65%	78,982	10.63	to	10.00	832,164	0.00%	-27.86%	to	-28.37%
2021	0.95%	to	1.65%	88,966	14.74	to	13.96	1,299,013	0.00%	9.07%	to	8.30%

OVSB
2025	0.95%	to	2.05%	152,935	12.13	to	10.47	1,819,325	6.05%	11.91%	to	10.67%
2024	0.95%	to	2.05%	152,656	10.84	to	9.46	1,626,321	2.96%	2.18%	to	1.03%
2023	0.95%	to	2.20%	173,431	10.61	to	9.20	1,795,207	0.00%	7.85%	to	6.49%
2022	0.95%	to	2.20%	189,871	9.83	to	8.64	1,831,185	0.00%	-12.30%	to	-13.41%
2021	0.95%	to	2.20%	218,574	11.21	to	9.98	2,404,551	4.38%	-4.33%	to	-5.54%

OVSBS
2025	1.50%	to	2.60%	25,486	19.21	to	14.72	450,009	5.36%	11.06%	to	9.82%
2024	1.50%	to	2.60%	27,853	17.29	to	13.41	443,270	2.73%	1.24%	to	0.10%
2023	1.50%	to	2.60%	29,047	17.08	to	13.39	455,124	0.00%	6.98%	to	5.78%
2022	1.50%	to	2.60%	34,053	15.97	to	12.66	502,728	0.00%	-13.04%	to	-14.01%
2021	1.50%	to	2.60%	38,663	18.36	to	14.72	660,332	3.81%	-5.01%	to	-6.07%

OVSC
2025	0.95%	to	1.95%	156,345	40.79	to	33.41	6,197,661	0.44%	7.67%	to	6.58%
2024	0.95%	to	1.95%	193,172	37.89	to	31.35	7,131,850	0.00%	11.18%	to	10.48%
2023	0.95%	to	1.95%	205,659	33.95	to	28.37	6,801,306	1.15%	17.01%	to	15.83%
2022	0.95%	to	1.95%	213,847	29.01	to	24.50	6,049,621	0.52%	-16.63%	to	-17.47%
2021	0.95%	to	1.95%	230,510	34.80	to	29.68	7,833,696	0.37%	21.39%	to	20.16%

JABS
2025	0.95%	to	1.70%	213,425	13.41	to	12.94	2,861,104	1.74%	13.73%	to	12.87%
2024	0.95%	to	1.70%	201,791	11.79	to	11.47	2,381,532	1.79%	14.05%	to	13.18%
2023	0.95%	to	1.70%	216,212	10.34	to	10.13	2,241,631	2.34%	14.04%	to	13.18%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	1.70%	104,282	9.07	to	8.95	965,610	1.12%	-17.41%	to	-18.03%
2021	0.95%	to	1.70%	47,252	10.98	to	10.92	518,345	1.00%	9.77%	to	9.21%

JACAS
2025	0.95%	to	1.30%	31,566	70.12	to	63.97	2,122,790	0.30%	16.75%	to	16.33%
2024	0.95%	to	2.00%	1,729,386	60.06	to	46.05	99,947,359	0.01%	26.49%	to	25.56%
2023	0.95%	to	2.00%	1,995,759	47.32	to	36.67	90,903,435	0.12%	38.33%	to	36.87%
2022	0.95%	to	2.00%	2,191,307	34.21	to	26.79	72,255,941	0.05%	-34.36%	to	-35.05%
2021	0.95%	to	2.00%	2,482,609	52.12	to	41.26	124,893,446	0.00%	21.44%	to	20.15%

JAFBS
2025	0.95%	to	1.75%	162,344	10.94	to	10.04	1,746,864	4.41%	6.21%	to	5.35%
2024	0.95%	to	1.75%	191,555	10.30	to	9.53	1,947,766	3.89%	0.66%	to	-0.16%
2023	0.95%	to	1.75%	235,472	10.24	to	9.54	2,384,151	3.86%	4.30%	to	3.46%
2022	0.95%	to	1.75%	177,158	9.82	to	9.22	1,717,520	1.90%	-14.72%	to	-15.41%
2021	0.95%	to	1.75%	220,257	11.51	to	10.90	2,509,309	1.55%	-2.05%	to	-2.84%

JAGSEI
2025	0.95%	to	1.10%	5,089	14.24	to	14.18	72,359	0.32%	16.34%	to	16.17%
2024	0.95%	to	1.25%	5,488	12.24	to	12.18	66,951	0.22%	10.00%	to	9.67%
2023	0.95%	to	1.10%	2,875	11.13	to	11.12	31,966	0.52%	11.28%	to	11.17%	*****

JAGTS
2025	0.95%	to	2.20%	1,373,578	51.65	to	37.16	68,218,860	0.00%	23.66%	to	22.10%
2024	0.95%	to	2.20%	1,500,729	41.77	to	30.43	60,331,981	0.00%	30.50%	to	28.84%
2023	0.95%	to	2.20%	1,623,256	32.01	to	23.62	50,060,707	0.00%	52.82%	to	50.90%
2022	0.95%	to	2.20%	1,621,044	20.94	to	15.65	32,740,357	0.00%	-37.72%	to	-38.51%
2021	0.95%	to	2.20%	1,874,552	33.63	to	25.45	60,919,569	0.12%	16.63%	to	15.16%

JAIGS
2025	0.95%	to	1.85%	1,151,124	25.72	to	20.29	28,628,799	1.32%	27.36%	to	26.20%
2024	0.95%	to	2.05%	1,544,491	20.19	to	15.28	29,951,814	1.27%	4.56%	to	3.40%
2023	0.95%	to	2.05%	1,732,328	19.31	to	14.78	32,177,226	1.41%	9.54%	to	8.32%
2022	0.95%	to	2.05%	1,902,947	17.63	to	13.65	32,318,659	1.67%	-9.70%	to	-10.70%
2021	0.95%	to	2.05%	2,094,936	19.52	to	15.28	39,453,540	1.01%	12.18%	to	10.97%

JAMGS
2025	0.95%	to	1.55%	22,735	11.81	to	11.69	267,841	0.17%	6.39%	to	5.75%
2024	0.95%	to	1.40%	19,452	11.10	to	11.07	215,755	0.07%	11.02%	to	10.68%	*****

JAWGS
2025	0.95%	to	1.10%	3,001	13.37	to	13.34	40,127	0.52%	19.46%	to	19.27%
2024	0.95%	to	1.20%	6,831	11.19	to	11.18	76,365	0.27%	11.94%	to	11.75%	*****

LZREMS

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.95%	to	1.35%	92,809	16.68	to	15.91	1,530,143	2.71%	40.42%	to	39.86%
2024	0.95%	to	1.35%	89,052	11.88	to	11.37	1,045,856	3.27%	6.41%	to	5.98%
2023	0.95%	to	1.35%	110,635	11.16	to	10.73	1,222,140	4.69%	21.11%	to	20.63%
2022	0.95%	to	1.35%	122,236	9.21	to	8.90	1,116,335	3.13%	-15.92%	to	-16.26%
2021	0.95%	to	1.40%	154,042	10.96	to	10.58	1,675,337	1.86%	4.46%	to	3.99%

SBVSG2
2025	0.95%	to	1.00%	6,618	11.71	to	11.70	77,512	0.00%	7.94%	to	7.88%
2024	0.95%			343	10.85			3,721	0.00%	8.51%			*****

LACDV2
2025	0.95%	to	1.35%	61,664	57.02	to	48.88	3,246,796	0.18%	13.77%	to	13.31%
2024	0.95%	to	2.20%	3,435,790	10.59	to	10.50	38,813,575	0.94%	5.89%	to	4.98%	*****

LACDVS
2024	1.50%	to	2.60%	34,075	10.53	to	10.45	357,555	0.73%	5.32%	to	4.52%	*****

LACI2
2025	0.95%	to	1.30%	30,271	32.66	to	27.26	954,898	8.22%	14.88%	to	14.44%
2024	0.95%	to	1.30%	31,331	28.43	to	23.82	861,579	0.68%	18.43%	to	13.82%	*****

LACIPS
2024	0.95%	to	2.60%	1,118,406	10.26	to	10.15	11,464,937	3.21%	2.63%	to	1.46%	*****

LACMV2
2025	0.95%	to	2.05%	828,399	11.46	to	11.25	9,468,141	1.77%	7.96%	to	6.76%
2024	0.95%	to	2.05%	1,010,914	10.61	to	10.53	10,718,669	2.03%	6.14%	to	5.34%	*****

LACU2
2024	1.75%			5,606	11.80			66,148	0.00%	18.00%			*****

LACV2
2025	0.95%	to	1.30%	14,278	72.66	to	71.00	1,044,032	6.13%	14.91%	to	14.52%
2024	0.95%	to	1.30%	20,065	63.23	to	62.00	1,278,916	2.25%	53.23%	to	52.00%	*****

LACVS
2025	0.95%	to	1.40%	66,371	12.14	to	12.05	803,624	1.46%	14.75%	to	14.23%
2024	0.95%	to	1.40%	73,994	10.58	to	10.55	781,982	2.11%	5.79%	to	5.46%	*****

LJPMVS
2025	0.95%	to	1.80%	707,619	12.98	to	12.69	9,152,028	1.05%	3.72%	to	2.83%
2024	0.95%	to	1.80%	885,378	12.52	to	12.34	11,053,532	1.20%	13.19%	to	12.22%
2023	0.95%	to	1.80%	1,018,233	11.06	to	10.99	11,247,904	1.86%	10.59%	to	9.95%	*****

LOVTRC
2025	0.95%	to	1.35%	131,851	11.02	to	10.60	1,418,252	5.40%	6.17%	to	5.74%
2024	0.95%	to	1.35%	113,823	10.38	to	10.02	1,157,585	5.10%	1.68%	to	1.26%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.40%	93,703	10.21	to	9.86	939,870	4.64%	5.33%	to	4.85%
2022	0.95%	to	1.40%	83,960	9.69	to	9.40	803,610	2.96%	-14.86%	to	-15.25%
2021	0.95%	to	1.40%	112,961	11.38	to	11.09	1,274,851	2.06%	-1.19%	to	-1.64%

MMCGSC
2025	1.50%	to	2.20%	7,806	39.60	to	33.45	286,467	0.00%	1.85%	to	1.13%
2024	1.50%	to	2.20%	9,711	38.88	to	33.08	353,644	0.00%	12.72%	to	11.91%
2023	1.50%	to	2.20%	13,598	34.50	to	29.56	436,188	0.00%	19.16%	to	18.32%
2022	1.50%	to	2.60%	14,503	28.95	to	22.95	391,239	0.00%	-29.86%	to	-30.64%
2021	1.50%	to	2.60%	16,560	41.27	to	33.09	640,555	0.00%	12.17%	to	10.92%

MNDSC
2025	0.95%	to	2.45%	58,866	31.30	to	36.11	1,870,391	0.00%	11.49%	to	9.80%
2024	0.95%	to	2.45%	68,626	28.08	to	32.89	1,964,213	0.00%	5.42%	to	3.81%
2023	0.95%	to	2.45%	85,379	26.63	to	31.68	2,313,728	0.00%	13.17%	to	11.46%
2022	0.95%	to	2.45%	89,513	23.53	to	28.42	2,151,348	0.00%	-30.66%	to	-31.71%
2021	0.95%	to	2.45%	101,904	33.94	to	41.62	3,528,796	0.00%	0.61%	to	-0.92%

MV2RIS
2024	0.95%	to	1.20%	13,644	13.63	to	13.47	184,936	1.42%	1.80%	to	1.54%
2023	0.95%	to	1.35%	17,620	13.39	to	13.19	234,772	0.79%	11.76%	to	11.31%
2022	0.95%	to	1.35%	30,479	11.98	to	11.85	364,537	1.67%	-18.58%	to	-18.91%
2021	0.95%	to	1.35%	31,165	14.72	to	14.62	458,162	0.64%	10.21%	to	9.77%

MV3LMS
2025	0.95%	to	1.35%	10,012	11.20	to	11.08	111,492	3.94%	4.48%	to	4.06%
2024	0.95%	to	1.35%	7,796	10.72	to	10.65	83,181	0.00%	4.02%	to	3.60%

MV3MVS
2025	0.95%	to	1.20%	13,565	20.89	to	20.60	282,221	0.81%	4.75%	to	4.48%
2024	0.95%	to	1.20%	17,147	19.95	to	19.71	340,669	0.96%	12.43%	to	12.15%
2023	0.95%	to	1.35%	20,230	17.74	to	17.48	357,521	1.56%	11.32%	to	10.87%
2022	0.95%	to	1.35%	20,922	15.94	to	15.76	332,683	0.81%	-9.87%	to	-10.23%
2021	0.95%	to	1.35%	20,685	17.68	to	17.56	365,192	0.75%	29.36%	to	28.84%

MVFSC
2025	0.95%	to	1.75%	476,222	39.54	to	43.44	18,512,077	1.39%	11.70%	to	10.79%
2024	0.95%	to	2.60%	595,095	35.40	to	32.20	20,864,012	1.42%	10.29%	to	8.44%
2023	0.95%	to	2.60%	705,991	32.10	to	29.69	22,509,826	1.38%	6.61%	to	4.84%
2022	0.95%	to	2.60%	807,511	30.11	to	28.32	24,169,880	1.15%	-7.03%	to	-8.58%
2021	0.95%	to	2.60%	902,471	32.38	to	30.98	29,096,148	1.14%	23.97%	to	21.91%

MVIGSC
2025	0.95%	to	1.30%	50,080	16.49	to	16.11	821,912	0.76%	19.66%	to	19.24%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.30%	50,798	13.78	to	13.51	697,720	0.76%	7.72%	to	7.34%
2023	0.95%	to	1.35%	36,721	12.80	to	12.56	468,410	0.92%	13.31%	to	12.85%
2022	0.95%	to	1.35%	25,646	11.29	to	11.13	289,150	0.38%	-15.99%	to	-16.33%
2021	0.95%	to	1.20%	25,675	13.44	to	13.35	344,562	0.41%	7.96%	to	7.68%

MVIVSC
2025	0.95%	to	2.60%	360,328	36.78	to	28.27	12,935,273	1.31%	31.70%	to	29.51%
2024	0.95%	to	2.60%	435,189	27.92	to	21.83	11,875,522	1.13%	5.94%	to	4.17%
2023	0.95%	to	2.60%	520,246	26.36	to	20.95	13,392,561	0.47%	16.26%	to	14.33%
2022	0.95%	to	2.60%	592,899	22.67	to	18.33	13,157,719	0.50%	-24.48%	to	-25.73%
2021	0.95%	to	2.60%	669,015	30.02	to	24.68	19,646,876	0.14%	9.23%	to	7.41%

MSEM
2025	0.95%	to	2.15%	36,526	40.91	to	35.14	1,785,217	15.47%	14.23%	to	12.85%
2024	0.95%	to	2.15%	43,096	35.81	to	31.14	1,857,453	10.12%	10.15%	to	8.83%
2023	0.95%	to	2.15%	56,015	32.51	to	28.61	2,154,526	8.51%	10.80%	to	9.44%
2022	0.95%	to	2.15%	61,839	29.34	to	26.15	2,146,680	7.56%	-19.51%	to	-20.48%
2021	0.95%	to	2.15%	70,779	36.45	to	32.88	3,036,402	5.09%	-2.96%	to	-4.13%

MSVEG2
2024	0.95%	to	1.40%	138,204	8.22	to	8.08	1,132,849	0.00%	44.80%	to	44.14%
2023	0.95%	to	1.40%	200,644	5.67	to	5.60	1,134,883	0.00%	46.91%	to	46.25%
2022	0.95%	to	1.20%	114,858	3.86	to	3.85	443,048	0.00%	-60.54%	to	-60.64%
2021	0.95%	to	1.25%	126,640	9.79	to	9.77	1,238,525	0.00%	-2.13%	to	-2.33%	*****

MSVMG
2022	1.75%			1,159	18.57			21,519	0.00%	-63.61%
2021	1.75%			3,138	51.03			160,119	0.00%	-12.62%

DTRTFB
2025	0.95%	to	1.40%	67,157	10.58	to	10.22	705,181	4.17%	6.29%	to	5.81%
2024	0.95%	to	1.40%	60,243	9.95	to	9.65	595,371	8.62%	2.20%	to	1.73%
2023	0.95%	to	1.40%	60,758	9.74	to	9.49	588,191	3.30%	4.66%	to	4.19%
2022	0.95%	to	1.40%	55,999	9.30	to	9.11	518,127	2.57%	-14.04%	to	-14.43%
2021	0.95%	to	1.40%	65,370	10.82	to	10.64	704,569	2.46%	-1.39%	to	-1.84%

EIF
2025	0.95%	to	2.05%	350,032	50.31	to	29.75	16,923,249	1.56%	20.27%	to	18.95%
2024	0.95%	to	2.05%	415,384	41.83	to	25.01	16,771,398	1.75%	8.81%	to	7.59%
2023	0.95%	to	2.05%	455,630	38.44	to	23.25	16,917,947	1.82%	10.92%	to	9.70%
2022	0.95%	to	2.05%	504,949	34.66	to	21.19	16,936,585	1.44%	-4.90%	to	-5.95%
2021	0.95%	to	2.05%	562,164	36.44	to	22.54	19,899,264	1.22%	19.16%	to	17.83%

GBF

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	2.20%	2,255,706	19.21	to	12.66	39,520,625	3.89%	5.96%	to	4.65%
2024	0.95%	to	2.20%	2,420,305	18.13	to	12.10	40,096,747	3.30%	0.06%	to	-1.21%
2023	0.95%	to	2.20%	2,661,173	18.12	to	12.25	44,168,060	2.63%	3.72%	to	2.40%
2022	0.95%	to	2.25%	2,910,714	17.47	to	12.24	46,739,562	1.97%	-13.38%	to	-14.52%
2021	0.95%	to	2.25%	3,315,114	20.17	to	14.32	61,456,813	1.55%	-2.98%	to	-4.28%

GBF2
2025	1.50%	to	2.60%	50,993	12.45	to	9.55	576,760	3.58%	5.20%	to	4.02%
2024	1.50%	to	2.60%	55,593	11.84	to	9.18	598,828	3.19%	-0.71%	to	-1.83%
2023	1.50%	to	2.60%	54,282	11.92	to	9.35	591,971	2.40%	2.87%	to	1.73%
2022	1.50%	to	2.60%	65,399	11.59	to	9.19	697,604	1.63%	-14.04%	to	-15.00%
2021	1.50%	to	2.60%	79,729	13.48	to	10.81	992,315	1.49%	-3.82%	to	-4.90%

GEM
2025	0.95%	to	2.05%	607,562	31.17	to	23.51	18,265,012	0.54%	34.82%	to	33.36%
2024	0.95%	to	2.05%	289,706	23.12	to	17.63	6,442,339	1.29%	5.27%	to	4.09%
2023	0.95%	to	2.05%	332,133	21.96	to	16.94	7,019,712	1.67%	3.18%	to	2.03%
2022	0.95%	to	2.05%	365,849	21.28	to	16.60	7,501,525	0.89%	-25.46%	to	-26.29%
2021	0.95%	to	2.05%	394,431	28.55	to	22.52	10,870,250	0.93%	-8.17%	to	-9.18%

GEM2
2025	1.50%	to	2.20%	14,605	12.28	to	11.30	171,727	0.19%	33.74%	to	32.79%
2024	1.50%	to	2.20%	16,413	9.18	to	8.51	144,493	1.34%	4.40%	to	3.65%
2023	1.50%	to	2.20%	16,662	8.79	to	8.21	141,111	1.46%	2.31%	to	1.58%
2022	1.50%	to	2.20%	17,418	8.60	to	8.08	144,794	0.66%	-26.04%	to	-26.57%
2021	1.50%	to	2.20%	17,731	11.62	to	11.00	200,582	0.96%	-8.90%	to	-9.55%

GIG
2025	0.95%	to	2.05%	1,279,932	32.55	to	24.55	39,947,967	1.06%	37.97%	to	36.44%
2024	0.95%	to	2.05%	485,805	23.59	to	18.00	11,097,866	2.55%	10.23%	to	9.01%
2023	0.95%	to	2.05%	552,125	21.40	to	16.51	11,448,851	2.69%	20.56%	to	19.22%
2022	0.95%	to	2.05%	637,539	17.75	to	13.85	10,972,035	3.65%	-14.94%	to	-15.88%
2021	0.95%	to	2.05%	716,920	20.87	to	16.46	14,514,780	2.49%	11.60%	to	10.35%

GVAAA2
2025	0.95%	to	2.25%	2,296,095	33.67	to	25.97	74,716,811	0.00%	14.31%	to	12.81%
2024	0.95%	to	2.25%	2,629,101	29.45	to	23.02	74,960,580	0.00%	14.89%	to	13.37%
2023	0.95%	to	2.25%	3,084,777	25.64	to	20.30	76,692,648	0.00%	12.76%	to	11.29%
2022	0.95%	to	2.25%	3,376,092	22.74	to	18.24	74,484,196	0.00%	-14.56%	to	-15.68%
2021	0.95%	to	2.25%	3,705,844	26.61	to	21.64	95,833,955	1.03%	13.62%	to	4.53%

GVABD2
2025	0.95%	to	1.65%	559,803	13.25	to	11.53	7,172,898	0.00%	5.71%	to	4.97%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.65%	568,835	12.54	to	10.98	6,914,392	0.00%	-0.14%	to	-0.85%
2023	0.95%	to	1.65%	636,041	12.55	to	11.08	7,733,135	0.00%	3.51%	to	2.78%
2022	0.95%	to	1.75%	746,459	12.13	to	10.59	8,805,290	0.00%	-13.63%	to	-14.33%
2021	0.95%	to	1.75%	853,081	14.04	to	12.37	11,667,595	1.90%	-1.66%	to	-2.45%

GVAGG2
2025	0.95%	to	1.85%	457,522	46.59	to	38.93	20,668,694	0.00%	20.06%	to	18.97%
2024	0.95%	to	1.85%	512,899	38.80	to	32.72	19,306,929	0.00%	12.15%	to	11.12%
2023	0.95%	to	1.85%	568,924	34.60	to	29.45	19,114,785	0.00%	20.99%	to	19.89%
2022	0.95%	to	1.95%	613,354	28.60	to	24.15	17,022,944	0.00%	-25.77%	to	-26.51%
2021	0.95%	to	1.95%	696,358	38.53	to	32.86	26,079,856	0.00%	14.90%	to	13.74%

GVAGI2
2025	0.95%	to	1.65%	552,222	44.67	to	39.13	23,963,885	0.00%	16.52%	to	15.70%
2024	0.95%	to	1.70%	638,701	38.34	to	33.52	23,852,349	0.00%	22.57%	to	21.64%
2023	0.95%	to	1.65%	681,184	31.28	to	27.79	20,763,337	0.00%	24.49%	to	23.62%
2022	0.95%	to	1.65%	754,181	25.12	to	22.48	18,484,048	0.00%	-17.61%	to	-18.19%
2021	0.95%	to	1.65%	818,588	28.64	to	27.48	24,369,352	1.05%	22.47%	to	21.61%

GVAGR2
2025	0.95%	to	2.20%	709,307	73.70	to	57.41	50,249,733	0.00%	18.64%	to	17.14%
2024	0.95%	to	2.35%	785,719	62.12	to	47.62	47,013,294	0.00%	29.90%	to	28.05%
2023	0.95%	to	2.35%	866,298	47.82	to	37.19	40,077,761	0.00%	36.65%	to	34.72%
2022	0.95%	to	2.35%	987,915	35.00	to	27.61	33,506,358	0.00%	-30.88%	to	-31.86%
2021	0.95%	to	2.35%	1,135,715	50.63	to	40.51	55,758,246	0.00%	20.38%	to	18.68%

GVDMA
2025	0.95%	to	2.50%	1,440,737	39.90	to	27.36	53,978,450	0.00%	16.26%	to	14.44%
2024	0.95%	to	2.50%	1,640,691	34.32	to	23.91	53,036,627	0.00%	10.15%	to	8.41%
2023	0.95%	to	2.50%	1,853,324	31.16	to	22.05	54,624,397	0.00%	16.81%	to	14.99%
2022	0.95%	to	2.50%	1,985,264	26.68	to	19.18	50,155,958	0.00%	-19.06%	to	-20.32%
2021	0.95%	to	2.50%	2,139,150	32.96	to	24.07	66,921,798	0.15%	12.55%	to	10.79%

GVDMC
2025	0.95%	to	2.60%	680,372	24.90	to	16.66	15,952,530	0.00%	10.62%	to	8.78%
2024	0.95%	to	2.60%	774,654	22.51	to	15.31	16,411,438	0.00%	5.07%	to	3.31%
2023	0.95%	to	2.60%	963,292	21.42	to	14.82	19,514,429	0.00%	10.19%	to	8.36%
2022	0.95%	to	2.60%	1,165,340	19.44	to	13.68	21,438,065	0.00%	-15.20%	to	-16.61%
2021	0.95%	to	2.60%	1,313,267	22.93	to	16.40	28,596,361	0.20%	5.69%	to	3.93%

GVEX1
2025	0.95%	to	2.05%	727,881	24.62	to	23.11	17,605,435	3.71%	16.49%	to	15.19%
2024	0.95%	to	1.60%	94,709	21.14	to	20.50	1,974,313	1.29%	23.57%	to	22.76%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.60%	74,466	17.11	to	16.70	1,261,289	1.63%	24.77%	to	23.95%
2022	0.95%	to	1.35%	58,190	13.71	to	13.56	792,448	1.17%	-19.09%	to	-19.42%
2021	0.95%	to	1.65%	63,892	16.94	to	16.75	1,078,108	1.83%	27.15%	to	26.25%

GVEX2
2025	0.95%	to	1.85%	1,783,122	45.27	to	40.33	79,555,364	0.95%	16.24%	to	15.18%
2024	0.95%	to	1.65%	1,215,770	38.95	to	35.86	46,686,886	0.79%	23.16%	to	22.28%
2023	0.95%	to	1.65%	1,240,589	31.63	to	29.32	38,725,859	1.15%	24.61%	to	23.73%
2022	0.95%	to	1.80%	1,270,982	25.38	to	23.70	31,873,881	0.99%	-19.34%	to	-19.90%
2021	0.95%	to	1.65%	1,358,570	31.46	to	29.59	42,299,472	1.95%	26.88%	to	25.98%

GVIDA
2025	0.95%	to	2.60%	620,788	44.78	to	29.96	26,426,978	0.00%	18.12%	to	16.16%
2024	0.95%	to	2.60%	708,498	37.91	to	25.79	25,568,921	0.00%	11.56%	to	9.69%
2023	0.95%	to	2.60%	793,422	33.98	to	23.51	25,741,023	0.00%	18.25%	to	16.29%
2022	0.95%	to	2.60%	859,280	28.74	to	20.22	23,585,141	0.00%	-19.66%	to	-20.99%
2021	0.95%	to	2.60%	914,569	35.77	to	25.59	31,308,139	0.13%	14.41%	to	12.50%

GVIDC
2025	0.95%	to	2.20%	600,965	18.67	to	13.78	10,517,943	0.00%	7.86%	to	6.50%
2024	0.95%	to	2.20%	674,457	17.31	to	12.94	11,014,226	0.00%	2.83%	to	1.53%
2023	0.95%	to	2.20%	736,991	16.83	to	12.74	11,747,148	0.00%	7.00%	to	5.66%
2022	0.95%	to	2.20%	966,213	15.73	to	12.06	14,370,469	0.00%	-13.03%	to	-14.12%
2021	0.95%	to	2.50%	1,103,963	18.09	to	13.21	18,938,684	0.22%	1.77%	to	0.18%

GVIDM
2025	0.95%	to	2.60%	2,647,853	28.41	to	21.29	79,744,323	0.00%	13.32%	to	11.45%
2024	0.95%	to	2.60%	2,995,355	25.07	to	19.10	79,709,286	0.00%	7.98%	to	6.17%
2023	0.95%	to	2.60%	3,423,372	26.00	to	17.99	84,555,666	0.00%	13.64%	to	11.75%
2022	0.95%	to	2.60%	3,813,418	22.88	to	16.10	83,077,740	0.00%	-17.34%	to	-18.72%
2021	0.95%	to	2.60%	4,340,198	24.72	to	19.81	114,727,965	0.19%	9.28%	to	7.45%

GVIX8
2025	0.95%	to	1.70%	247,313	18.57	to	15.99	4,479,116	3.72%	29.05%	to	28.07%
2024	0.95%	to	1.70%	288,714	14.39	to	12.49	4,050,393	3.08%	1.70%	to	0.93%
2023	0.95%	to	1.70%	337,731	14.15	to	12.37	4,658,280	2.15%	16.11%	to	15.24%
2022	0.95%	to	1.70%	355,440	12.19	to	10.74	4,220,244	3.51%	-15.41%	to	-16.05%
2021	0.95%	to	1.70%	377,505	14.41	to	12.79	5,308,647	2.60%	9.30%	to	8.47%

HIBF
2025	0.95%	to	1.95%	492,035	33.82	to	22.95	15,698,311	5.64%	4.64%	to	3.60%
2024	0.95%	to	1.95%	562,751	32.32	to	22.15	17,156,914	5.41%	5.26%	to	4.19%
2023	0.95%	to	1.95%	632,627	30.70	to	21.26	18,347,603	5.85%	12.05%	to	10.93%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	1.95%	704,635	27.40	to	19.16	18,248,997	5.29%	-12.77%	to	-13.65%
2021	0.95%	to	1.95%	796,592	31.41	to	22.19	23,688,129	4.66%	3.97%	to	2.92%

IDPG2
2025	0.95%	to	1.20%	31,523	17.53	to	16.98	547,006	0.00%	9.64%	to	9.36%
2024	0.95%	to	1.20%	32,802	15.99	to	15.52	519,337	0.00%	8.08%	to	7.80%
2023	0.95%	to	1.20%	31,973	14.79	to	14.40	468,869	0.00%	11.89%	to	11.61%
2022	0.95%	to	1.20%	42,739	13.22	to	12.90	559,868	0.00%	-15.96%	to	-16.18%
2021	0.95%	to	1.20%	38,490	15.73	to	15.39	600,113	0.18%	10.95%	to	10.67%

IDPGI2
2025	0.95%	to	1.20%	8,884	15.48	to	14.99	135,642	0.00%	8.38%	to	8.11%
2024	0.95%	to	1.20%	7,623	14.28	to	13.87	107,215	0.00%	6.57%	to	6.30%
2023	0.95%	to	1.20%	5,236	13.40	to	13.04	69,405	0.00%	11.07%	to	10.79%
2022	0.95%	to	1.10%	3,995	12.06	to	11.89	47,926	0.00%	-14.98%	to	-15.11%
2021	0.95%	to	1.10%	3,922	14.19	to	14.01	55,380	0.19%	6.55%	to	6.39%

MCIF
2025	0.95%	to	2.10%	610,593	96.20	to	61.98	59,442,498	1.24%	6.03%	to	4.80%
2024	0.95%	to	2.10%	696,867	90.73	to	59.14	64,142,030	1.03%	12.41%	to	11.10%
2023	0.95%	to	2.25%	793,427	80.71	to	44.18	65,098,299	1.21%	14.96%	to	13.45%
2022	0.95%	to	2.25%	898,210	70.21	to	38.94	64,248,587	1.15%	-14.22%	to	-15.34%
2021	0.95%	to	2.25%	995,604	81.85	to	46.00	83,174,906	1.15%	23.08%	to	21.47%

MCIF2
2025	1.50%	to	2.60%	166,240	11.76	to	11.16	1,929,253	1.01%	5.21%	to	4.04%
2024	1.50%	to	2.60%	185,252	11.18	to	10.72	2,048,282	0.86%	11.54%	to	10.29%
2023	1.50%	to	2.60%	213,613	10.02	to	9.72	2,123,130	1.03%	14.09%	to	12.82%
2022	1.50%	to	2.60%	245,286	8.78	to	8.62	2,142,596	0.99%	-14.85%	to	-15.80%
2021	1.50%	to	2.60%	259,482	10.31	to	10.24	2,670,205	1.04%	3.13%	to	2.36%	*****

MSBF
2025	0.95%	to	2.60%	921,606	29.06	to	18.35	25,619,986	3.48%	6.54%	to	4.76%
2024	0.95%	to	2.60%	889,778	27.27	to	17.51	23,233,023	6.33%	9.29%	to	7.46%
2023	0.95%	to	2.60%	966,965	24.95	to	16.30	23,137,525	5.48%	7.67%	to	5.88%
2022	0.95%	to	2.60%	1,059,957	23.18	to	15.39	23,592,431	3.56%	-3.22%	to	-4.83%
2021	0.95%	to	2.60%	1,159,295	23.95	to	16.18	26,668,339	5.50%	4.27%	to	2.50%

NAMAA2
2025	0.95%	to	1.60%	96,222	18.90	to	18.40	1,851,029	0.00%	9.76%	to	9.49%
2024	0.95%	to	1.65%	124,044	18.01	to	16.72	2,178,739	0.00%	15.02%	to	14.20%
2023	0.95%	to	1.65%	130,212	15.66	to	14.64	1,993,162	0.00%	16.11%	to	15.29%
2022	0.95%	to	1.60%	140,261	13.48	to	12.75	1,857,574	0.00%	-15.11%	to	-15.66%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.60%	145,338	15.88	to	15.12	2,271,900	0.00%	11.64%	to	10.90%

NAMGI2
2025	0.95%	to	1.65%	18,298	26.96	to	24.85	485,385	0.00%	9.61%	to	8.84%
2024	0.95%	to	1.20%	15,413	24.60	to	23.95	374,750	0.00%	20.18%	to	19.87%
2023	0.95%	to	1.20%	17,701	20.47	to	19.98	358,498	0.00%	23.13%	to	22.82%
2022	0.95%	to	1.35%	18,391	16.62	to	16.06	302,766	0.00%	-16.21%	to	-16.55%
2021	0.95%	to	1.35%	16,299	19.84	to	19.25	320,048	0.19%	21.29%	to	20.80%

NCPG2
2025	0.95%	to	1.35%	11,968	18.24	to	17.32	213,626	0.00%	8.97%	to	8.53%
2024	0.95%	to	1.25%	9,305	16.73	to	16.15	153,590	0.00%	10.02%	to	9.69%
2023	0.95%	to	1.35%	9,914	15.21	to	14.57	148,515	0.00%	11.36%	to	10.91%
2022	0.95%	to	1.35%	9,651	13.66	to	13.13	129,966	0.00%	-16.03%	to	-16.37%
2021	0.95%	to	1.35%	10,643	16.27	to	15.71	170,761	0.14%	14.32%	to	13.86%

NCPGI2
2025	0.95%	to	1.20%	14,754	16.16	to	15.65	231,411	0.00%	8.13%	to	7.86%
2024	0.95%	to	1.20%	14,750	14.94	to	14.51	214,454	0.00%	7.67%	to	7.40%
2023	0.95%	to	1.20%	14,778	13.88	to	13.51	200,024	0.00%	11.42%	to	11.14%
2022	0.95%	to	1.20%	15,017	12.46	to	12.15	182,846	0.00%	-14.64%	to	-14.86%
2021	0.95%	to	1.20%	14,782	14.59	to	14.28	211,346	0.13%	9.03%	to	8.76%

NDES2
2025	0.95%	to	1.20%	75,224	14.55	to	14.53	1,094,742	0.00%	45.55%	to	45.31%	*****

NFDIW1
2025	0.95%	to	2.10%	1,114,527	12.62	to	12.52	14,032,300	0.05%	26.20%	to	25.22%	*****

NFDIW2
2025	1.00%	to	2.35%	43,043	12.60	to	12.48	539,383	0.24%	25.99%	to	24.84%	*****

NJMIM2
2025	0.95%	to	2.60%	1,016,358	10.24	to	10.12	10,394,216	0.57%	2.38%	to	1.24%	*****

NLCG2
2025	0.95%	to	2.00%	8,339,492	12.01	to	11.93	100,079,004	0.00%	20.13%	to	19.28%	*****

NNASD2
2025	0.95%	to	1.80%	243,090	12.51	to	12.44	3,038,385	0.32%	25.12%	to	24.40%	*****

NVAMV1
2025	0.95%	to	2.25%	1,660,399	60.68	to	48.69	98,190,383	0.92%	17.50%	to	15.96%
2024	0.95%	to	2.25%	1,931,799	51.64	to	41.99	97,321,293	1.69%	14.21%	to	12.71%
2023	0.95%	to	2.25%	2,236,149	45.21	to	37.25	98,712,540	1.71%	7.81%	to	6.40%
2022	0.95%	to	2.25%	2,525,730	41.94	to	35.01	103,589,675	1.17%	-2.07%	to	-3.35%
2021	0.95%	to	2.25%	2,809,070	42.82	to	36.23	117,794,275	1.43%	33.25%	to	10.49%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVAMV2
2025	1.50%	to	2.50%	22,937	53.72	to	45.32	1,166,460	0.79%	16.66%	to	15.47%
2024	1.50%	to	2.50%	23,407	46.05	to	39.25	1,023,227	1.56%	13.39%	to	12.23%
2023	1.50%	to	2.50%	26,380	40.61	to	34.97	1,018,943	1.56%	7.03%	to	5.95%
2022	1.50%	to	2.60%	28,574	37.94	to	32.55	1,036,408	1.03%	-2.77%	to	-3.86%
2021	1.50%	to	2.60%	30,105	39.03	to	33.85	1,125,599	0.96%	32.31%	to	30.83%

NVAMVX
2025	0.95%	to	2.20%	2,377,354	22.47	to	21.01	52,933,797	2.22%	17.68%	to	16.20%
2024	0.95%	to	2.20%	865,672	19.10	to	18.08	16,395,852	1.85%	14.38%	to	12.93%
2023	0.95%	to	2.20%	949,068	16.70	to	16.01	15,744,464	1.88%	7.96%	to	6.60%
2022	0.95%	to	2.20%	1,037,297	15.46	to	15.02	15,967,899	1.31%	-1.96%	to	-3.19%
2021	0.95%	to	2.20%	1,141,306	15.77	to	15.51	17,956,312	1.42%	33.43%	to	31.75%

NVAMVZ
2025	0.95%	to	2.60%	271,517	22.18	to	20.29	5,775,341	2.06%	17.42%	to	15.47%
2024	0.95%	to	2.60%	86,209	18.89	to	17.57	1,586,623	1.74%	14.03%	to	12.12%
2023	0.95%	to	2.60%	95,667	16.56	to	15.67	1,553,332	1.61%	7.75%	to	5.96%
2022	0.95%	to	2.60%	108,994	15.37	to	14.79	1,651,081	1.05%	-2.24%	to	-3.86%
2021	0.95%	to	2.60%	125,133	15.72	to	15.38	1,950,926	1.12%	33.08%	to	30.86%

NVCBD1
2025	0.95%	to	1.65%	396,252	14.13	to	12.46	5,426,787	3.73%	5.87%	to	5.12%
2024	0.95%	to	1.75%	441,944	13.34	to	11.66	5,712,499	3.12%	0.38%	to	-0.41%
2023	0.95%	to	1.75%	516,613	13.29	to	11.70	6,667,313	2.72%	4.24%	to	3.35%
2022	0.95%	to	1.80%	674,580	12.75	to	11.32	8,364,530	2.64%	-15.50%	to	-16.18%
2021	0.95%	to	1.75%	545,726	15.09	to	13.51	8,000,425	1.92%	-2.01%	to	-2.76%

NVCBD2
2025	1.20%	to	2.20%	52,185	12.92	to	10.79	645,811	2.17%	2.83%	to	4.22%
2024	1.50%	to	2.20%	15,503	11.66	to	10.36	165,099	3.04%	-0.41%	to	-1.12%
2023	1.50%	to	2.20%	16,413	11.71	to	10.47	176,320	2.88%	3.48%	to	2.75%
2022	1.50%	to	2.50%	16,704	11.32	to	9.74	174,619	2.05%	-16.26%	to	-17.11%
2021	1.50%	to	2.50%	17,439	13.51	to	11.75	219,021	1.57%	-2.73%	to	-3.72%

NVCBDP
2025	0.95%	to	1.60%	544,400	10.31	to	10.26	5,611,941	2.97%	3.15%	to	2.58%	*****

NVCCA2
2025	0.95%	to	1.35%	141,358	26.62	to	24.78	3,633,015	0.00%	13.85%	to	13.39%
2024	0.95%	to	1.45%	177,578	23.38	to	21.49	4,034,048	0.00%	11.46%	to	10.89%
2023	0.95%	to	1.45%	182,172	20.98	to	19.38	3,721,963	0.00%	15.18%	to	14.60%
2022	0.95%	to	1.45%	208,434	18.21	to	16.91	3,704,438	0.00%	-15.86%	to	-16.28%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.65%	222,373	21.64	to	19.64	4,702,008	0.16%	14.66%	to	13.85%

NVCCN2
2025	0.95%	to	1.65%	405,773	16.12	to	14.22	6,305,122	0.00%	7.67%	to	6.91%
2024	0.95%	to	1.65%	374,038	14.97	to	13.30	5,381,285	0.00%	4.10%	to	3.36%
2023	0.95%	to	1.65%	398,804	14.38	to	12.87	5,529,422	0.00%	7.80%	to	7.04%
2022	0.95%	to	1.65%	452,243	13.34	to	12.02	5,843,852	0.00%	-12.90%	to	-13.52%
2021	0.95%	to	1.65%	564,593	15.32	to	13.90	8,420,801	0.11%	3.39%	to	2.66%

NVCMA2
2025	0.95%	to	1.65%	123,501	28.81	to	25.42	3,468,784	0.00%	15.32%	to	14.51%
2024	0.95%	to	1.65%	144,918	24.98	to	22.20	3,540,240	0.00%	12.62%	to	11.82%
2023	0.95%	to	1.65%	163,922	22.18	to	19.85	3,561,998	0.00%	16.79%	to	15.97%
2022	0.95%	to	1.65%	173,392	19.00	to	17.12	3,226,047	0.00%	-15.93%	to	-16.53%
2021	0.95%	to	1.90%	188,821	22.60	to	19.81	4,179,877	0.15%	16.94%	to	15.82%

NVCMC2
2025	0.95%	to	1.85%	171,413	20.00	to	17.03	3,352,378	0.00%	10.04%	to	9.04%
2024	0.95%	to	1.85%	177,297	18.18	to	15.61	3,151,012	0.00%	6.79%	to	5.81%
2023	0.95%	to	1.85%	236,041	17.02	to	14.76	3,932,726	0.00%	10.64%	to	9.64%
2022	0.95%	to	1.85%	281,268	15.39	to	13.46	4,236,294	0.00%	-13.90%	to	-14.68%
2021	0.95%	to	1.85%	313,782	17.87	to	15.77	5,488,867	0.15%	7.99%	to	7.01%

NVCMD2
2025	0.95%	to	1.45%	333,619	24.38	to	22.30	7,921,253	0.00%	12.44%	to	11.87%
2024	0.95%	to	1.45%	388,666	21.69	to	19.93	8,205,137	0.00%	9.90%	to	9.34%
2023	0.95%	to	1.45%	425,990	19.73	to	18.23	8,197,969	0.00%	13.83%	to	13.26%
2022	0.95%	to	1.45%	543,283	17.34	to	16.10	9,178,993	0.00%	-14.94%	to	-15.37%
2021	0.95%	to	1.55%	611,366	20.38	to	18.76	12,160,989	0.16%	12.39%	to	11.71%

NVCRA2
2025	0.95%	to	1.65%	127,081	31.28	to	27.59	3,874,989	0.00%	17.32%	to	16.50%
2024	0.95%	to	1.65%	133,318	26.66	to	23.69	3,469,758	0.00%	14.27%	to	13.45%
2023	0.95%	to	1.65%	149,742	23.33	to	20.88	3,410,861	0.00%	18.40%	to	17.57%
2022	0.95%	to	1.65%	151,643	19.70	to	17.76	2,920,496	0.00%	-16.02%	to	-16.61%
2021	0.95%	to	1.65%	162,254	23.46	to	21.29	3,727,316	0.13%	18.96%	to	18.12%

NVCRB2
2025	0.95%	to	1.70%	420,437	21.93	to	19.18	8,899,748	0.00%	11.41%	to	10.56%
2024	0.95%	to	1.70%	422,152	19.69	to	17.34	8,027,109	0.00%	8.21%	to	7.39%
2023	0.95%	to	1.70%	531,297	18.19	to	16.15	9,331,563	0.00%	12.25%	to	11.40%
2022	0.95%	to	1.80%	489,750	16.21	to	14.50	7,682,317	0.00%	-14.52%	to	-15.17%
2021	0.95%	to	1.70%	547,684	18.96	to	17.09	10,081,729	0.16%	9.94%	to	9.11%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVDBL2
2025	0.95%	to	1.75%	172,306	25.60	to	22.36	4,311,532	0.00%	11.90%	to	10.99%
2024	0.95%	to	1.75%	238,860	22.88	to	20.15	5,322,878	0.00%	6.76%	to	5.90%
2023	0.95%	to	1.75%	260,271	21.43	to	19.02	5,443,396	0.00%	11.97%	to	11.07%
2022	0.95%	to	1.75%	292,839	19.14	to	17.13	5,474,473	0.00%	-15.80%	to	-16.48%
2021	0.95%	to	1.75%	347,682	22.73	to	20.51	7,720,422	0.19%	7.21%	to	6.35%

NVDCA2
2025	0.95%	to	1.85%	56,440	34.54	to	29.67	1,896,269	0.00%	14.60%	to	13.56%
2024	0.95%	to	1.85%	63,399	30.14	to	26.13	1,864,347	0.00%	9.42%	to	8.42%
2023	0.95%	to	1.85%	68,593	27.55	to	24.10	1,843,224	0.00%	15.27%	to	14.23%
2022	0.95%	to	1.85%	100,104	23.90	to	21.10	2,343,942	0.00%	-18.35%	to	-19.09%
2021	0.95%	to	2.00%	109,507	29.27	to	25.57	3,140,538	0.17%	11.10%	to	9.92%

NVFIII
2025	0.95%	to	1.40%	33,416	10.12	to	9.82	335,397	3.13%	5.32%	to	4.84%
2024	0.95%	to	1.40%	35,776	9.61	to	9.37	341,696	2.89%	-0.15%	to	-0.61%
2023	0.95%	to	1.20%	33,584	9.63	to	9.51	322,632	2.66%	4.22%	to	3.96%
2022	0.95%	to	1.20%	37,189	9.24	to	9.15	343,148	1.62%	-14.55%	to	-14.77%
2021	0.95%	to	1.20%	43,475	10.81	to	10.74	469,844	1.13%	-2.96%	to	-3.20%

NVGEII
2025	0.95%	to	1.60%	29,507	19.77	to	18.92	578,717	1.04%	16.88%	to	16.11%
2024	0.95%	to	1.60%	44,042	16.91	to	16.29	741,181	1.09%	14.46%	to	13.71%
2023	0.95%	to	1.60%	50,407	14.78	to	14.33	741,716	2.17%	19.34%	to	18.56%
2022	0.95%	to	1.60%	13,058	12.38	to	12.09	160,944	0.98%	-17.17%	to	-17.72%
2021	0.95%	to	1.60%	32,597	14.95	to	14.69	486,518	1.42%	20.71%	to	19.92%	*****

NVIE6
2025	0.95%	to	1.60%	29,666	16.62	to	16.33	490,914	0.82%	37.65%	to	36.75%
2024	0.95%	to	1.55%	40,359	12.07	to	11.95	486,695	2.16%	9.95%	to	9.28%
2023	0.95%	to	1.55%	43,756	10.98	to	10.94	480,012	5.36%	9.80%	to	9.36%

NVMGA2
2025	0.95%	to	1.40%	11,870	16.24	to	15.54	189,132	0.00%	13.75%	to	13.23%
2024	0.95%	to	1.40%	12,333	14.28	to	13.73	173,104	0.00%	6.33%	to	5.85%
2023	0.95%	to	1.40%	12,674	13.43	to	12.97	167,628	0.00%	10.75%	to	10.25%
2022	0.95%	to	1.40%	13,390	12.12	to	11.76	160,906	0.00%	-15.65%	to	-16.03%
2021	0.95%	to	1.40%	12,825	14.37	to	14.01	182,506	3.28%	3.43%	to	2.96%

NVMIVX
2025	0.95%	to	1.95%	196,022	19.06	to	18.08	3,700,538	1.79%	33.92%	to	32.57%
2024	0.95%	to	1.95%	228,439	14.23	to	13.64	3,226,370	6.00%	3.44%	to	2.39%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.95%	271,403	13.76	to	13.32	3,713,295	2.72%	14.58%	to	13.42%
2022	0.95%	to	2.20%	293,473	12.01	to	11.68	3,510,816	3.57%	-6.76%	to	-7.93%
2021	0.95%	to	2.20%	325,564	12.88	to	12.68	4,183,675	3.29%	9.53%	to	8.15%

NVMIVZ
2025	1.50%	to	2.20%	9,024	18.27	to	17.61	162,339	1.98%	32.93%	to	31.98%
2024	1.50%	to	2.20%	7,265	13.75	to	13.34	98,181	5.86%	2.53%	to	1.80%
2023	1.50%	to	2.20%	12,092	13.41	to	13.10	160,309	2.34%	13.64%	to	12.83%
2022	1.50%	to	2.60%	12,846	11.80	to	11.51	150,369	3.60%	-7.53%	to	-8.56%
2021	1.50%	to	2.60%	14,792	12.76	to	12.59	188,025	2.88%	8.63%	to	7.41%

NVMLG1
2025	0.95%	to	2.20%	430,706	73.51	to	58.74	29,967,080	3.70%	13.12%	to	11.69%
2024	0.95%	to	2.20%	499,664	64.98	to	52.59	30,747,411	0.79%	24.86%	to	23.27%
2023	0.95%	to	2.20%	542,893	52.05	to	42.66	26,688,368	5.22%	34.08%	to	32.39%
2022	0.95%	to	2.60%	584,999	38.82	to	30.34	21,734,649	5.19%	-13.32%	to	-14.76%
2021	0.95%	to	2.60%	620,678	42.30	to	35.60	26,638,679	0.00%	39.11%	to	36.80%

NVMLG2
2025	1.50%	to	2.20%	2,867	63.82	to	56.26	164,390	3.98%	12.12%	to	11.32%
2024	1.50%	to	2.20%	3,859	56.92	to	50.54	200,288	0.64%	23.96%	to	23.07%
2023	1.50%	to	2.20%	5,059	45.92	to	41.07	213,710	5.94%	32.97%	to	32.03%
2022	1.50%	to	2.60%	7,110	34.53	to	29.29	225,318	4.87%	-13.95%	to	-14.91%
2021	1.50%	to	2.60%	7,537	40.13	to	34.42	279,491	0.00%	37.78%	to	36.24%

NVMM2
2025	0.95%	to	2.25%	1,832,842	11.02	to	10.43	20,106,534	3.60%	2.67%	to	1.32%
2024	0.95%	to	2.25%	1,898,344	10.73	to	10.29	20,312,223	4.53%	3.62%	to	2.26%
2023	0.95%	to	2.25%	2,145,014	10.35	to	10.07	22,166,735	4.41%	3.50%	to	2.14%
2022	0.95%	to	2.25%	1,866,431	10.00	to	9.86	18,650,764	1.56%	0.17%	to	-1.14%
2021	0.95%	to	1.55%	194,084	9.99	to	9.98	1,938,085	0.00%	-0.13%	to	-0.21%	*****

NVMMG1
2025	0.95%	to	2.20%	1,500,668	34.18	to	27.31	50,034,192	0.00%	4.91%	to	3.59%
2024	0.95%	to	2.20%	1,693,426	30.31	to	26.37	53,862,325	0.00%	16.92%	to	15.88%
2023	0.95%	to	2.20%	1,918,083	27.76	to	22.75	52,055,288	0.00%	19.45%	to	17.93%
2022	0.95%	to	2.20%	2,160,111	23.24	to	19.29	49,149,893	0.00%	-38.20%	to	-38.98%
2021	0.95%	to	2.20%	2,328,839	35.53	to	31.62	85,882,412	0.12%	-5.62%	to	-6.80%

NVMMG2
2025	1.20%	to	2.10%	103,620	31.23	to	26.57	3,166,403	0.00%	4.35%	to	3.40%
2024	1.20%	to	2.10%	119,904	29.93	to	25.69	3,520,874	0.00%	16.66%	to	15.59%
2023	1.20%	to	2.10%	144,798	25.66	to	22.23	3,650,112	0.00%	19.00%	to	17.92%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	1.20%	to	2.10%	170,876	21.56	to	18.85	3,629,959	0.00%	-38.56%	to	-39.12%
2021	1.20%	to	2.10%	175,979	35.09	to	30.97	6,093,413	0.00%	-6.08%	to	-6.93%

NVMMV2
2025	0.95%	to	2.20%	1,076,866	29.98	to	25.84	33,711,015	0.89%	0.88%	to	0.05%
2024	0.95%	to	2.20%	1,236,556	29.72	to	25.83	38,230,368	0.99%	7.02%	to	6.09%
2023	0.95%	to	2.20%	1,372,896	29.71	to	24.35	39,579,143	1.47%	7.61%	to	6.25%
2022	0.95%	to	2.20%	1,546,782	27.61	to	22.92	41,520,296	1.34%	-3.59%	to	-4.80%
2021	0.95%	to	2.20%	1,710,453	27.01	to	24.07	47,706,555	0.72%	22.82%	to	21.29%

NVNMO1
2025	0.95%	to	2.05%	1,287,517	41.97	to	34.45	52,864,240	0.51%	10.82%	to	9.59%
2024	0.95%	to	2.05%	1,468,072	37.87	to	31.44	54,435,661	0.42%	20.32%	to	18.98%
2023	0.95%	to	2.05%	1,661,696	31.47	to	26.42	51,289,854	0.51%	22.22%	to	20.87%
2022	0.95%	to	2.05%	1,808,109	25.75	to	21.86	45,713,031	0.38%	-17.85%	to	-18.76%
2021	0.95%	to	2.20%	2,017,118	31.35	to	26.35	62,142,017	0.30%	25.40%	to	23.79%

NVNMO2
2025	0.95%	to	1.55%	17,583	30.53	to	28.79	529,970	0.41%	10.60%	to	9.93%
2024	0.95%	to	1.35%	18,523	27.60	to	26.65	506,147	0.32%	20.32%	to	19.83%
2023	0.95%	to	1.35%	22,876	22.94	to	22.24	519,738	0.41%	22.03%	to	21.54%
2022	0.95%	to	1.35%	25,095	18.80	to	18.30	468,518	0.34%	-17.90%	to	-18.23%
2021	0.95%	to	1.35%	23,042	22.90	to	22.38	524,162	0.21%	25.22%	to	24.72%

NVNSR1
2025	0.95%	to	1.75%	61,574	32.21	to	27.91	1,923,535	1.05%	1.17%	to	0.35%
2024	0.95%	to	1.75%	69,109	31.84	to	27.81	2,139,378	0.27%	7.60%	to	6.72%
2023	0.95%	to	1.75%	72,540	29.59	to	26.06	2,089,068	0.33%	19.45%	to	18.49%
2022	0.95%	to	1.75%	77,729	24.77	to	22.00	1,869,907	0.48%	-23.65%	to	-24.26%
2021	0.95%	to	1.75%	84,809	32.45	to	29.04	2,679,824	0.33%	25.61%	to	24.59%

NVOLG1
2025	0.95%	to	2.20%	6,085,628	79.25	to	68.57	504,391,425	0.92%	15.61%	to	14.61%
2024	0.95%	to	2.20%	6,923,638	68.55	to	59.83	494,859,069	1.18%	21.19%	to	20.08%
2023	0.95%	to	2.20%	7,896,788	60.02	to	49.82	464,558,852	1.41%	22.72%	to	21.16%
2022	0.95%	to	2.20%	8,860,484	48.91	to	41.12	425,315,019	0.86%	-22.84%	to	-23.81%
2021	0.95%	to	2.20%	9,759,197	60.30	to	53.97	607,946,844	0.60%	29.00%	to	27.38%

NVOLG2
2025	1.50%	to	2.60%	91,344	74.06	to	61.42	6,433,731	0.67%	15.16%	to	13.87%
2024	1.50%	to	2.60%	103,042	64.31	to	53.94	6,314,850	0.92%	20.65%	to	19.30%
2023	1.50%	to	2.60%	135,059	53.31	to	45.22	6,895,040	1.17%	21.71%	to	20.36%
2022	1.50%	to	2.60%	153,169	43.80	to	37.57	6,431,371	0.63%	-23.43%	to	-24.28%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	1.50%	to	2.60%	160,487	57.20	to	49.61	8,829,993	0.46%	27.97%	to	26.54%

NVRE1
2025	0.95%	to	2.60%	1,460,408	22.56	to	16.76	32,058,334	1.63%	-0.37%	to	-2.03%
2024	0.95%	to	2.60%	1,684,981	22.64	to	17.11	37,165,320	2.34%	9.64%	to	7.83%
2023	0.95%	to	2.60%	1,889,851	20.65	to	15.87	38,042,858	2.23%	11.86%	to	9.95%
2022	0.95%	to	2.60%	2,173,675	18.46	to	14.43	39,199,597	1.48%	-29.20%	to	-30.38%
2021	0.95%	to	2.60%	2,447,781	26.08	to	20.73	62,445,662	1.06%	45.37%	to	42.94%

NVSIX2
2025	0.95%	to	1.55%	124,624	26.70	to	24.72	3,266,329	0.89%	11.08%	to	10.41%
2024	0.95%	to	1.55%	135,893	24.03	to	22.39	3,213,047	0.96%	9.81%	to	9.14%
2023	0.95%	to	1.55%	138,648	21.89	to	20.51	2,985,845	1.12%	15.25%	to	14.55%
2022	0.95%	to	1.55%	152,374	18.99	to	17.91	2,847,459	0.76%	-21.48%	to	-21.95%
2021	0.95%	to	1.55%	167,827	24.19	to	22.94	3,997,205	0.80%	13.12%	to	12.43%

NVSTB2
2025	0.95%	to	1.60%	279,009	11.95	to	10.64	3,231,117	3.63%	4.43%	to	3.75%
2024	0.95%	to	1.60%	353,974	11.44	to	10.25	3,937,745	4.13%	4.06%	to	3.37%
2023	0.95%	to	1.60%	370,515	11.00	to	9.92	3,974,928	3.35%	4.69%	to	4.00%
2022	0.95%	to	1.65%	440,290	10.50	to	9.47	4,512,153	1.86%	-6.56%	to	-7.22%
2021	0.95%	to	1.65%	586,630	11.24	to	10.20	6,450,138	1.13%	-1.53%	to	-2.23%

NVTIV3
2025	0.95%	to	1.75%	33,528	27.41	to	23.95	889,332	1.88%	33.71%	to	32.63%
2024	0.95%	to	1.75%	42,453	20.50	to	18.06	846,066	6.15%	3.26%	to	2.42%
2023	0.95%	to	1.75%	47,377	19.86	to	17.63	916,551	2.40%	14.47%	to	13.54%
2022	0.95%	to	1.75%	56,180	17.35	to	15.53	949,414	3.70%	-6.88%	to	-7.64%
2021	0.95%	to	1.75%	63,686	18.63	to	16.81	1,158,576	2.16%	9.35%	to	8.47%

SAM
2025	0.95%	to	2.35%	12,195,175	11.27	to	8.38	152,135,164	3.87%	2.48%	to	1.47%
2024	0.95%	to	2.35%	12,479,945	12.87	to	8.26	151,149,976	4.77%	3.87%	to	2.41%
2023	0.95%	to	2.35%	12,762,000	12.39	to	8.07	149,211,495	4.65%	3.77%	to	2.29%
2022	0.95%	to	2.60%	14,272,558	11.94	to	7.44	160,596,907	1.37%	0.34%	to	-1.33%
2021	0.95%	to	2.60%	11,240,377	11.90	to	7.54	126,515,334	0.00%	-0.92%	to	-2.60%

SCF
2025	0.95%	to	2.20%	669,840	87.54	to	64.56	62,590,034	1.03%	9.30%	to	7.92%
2024	0.95%	to	2.20%	775,070	80.10	to	59.82	66,499,348	0.12%	12.00%	to	10.58%
2023	0.95%	to	2.20%	866,239	71.51	to	54.10	66,430,801	0.49%	12.91%	to	11.49%
2022	0.95%	to	2.20%	985,202	63.34	to	48.52	66,875,806	0.44%	-19.54%	to	-20.55%
2021	0.95%	to	2.20%	1,065,106	78.72	to	61.07	89,879,594	0.00%	29.60%	to	27.96%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

SCF2
2025	1.50%	to	2.60%	17,053	50.78	to	38.93	795,303	0.91%	8.40%	to	7.19%
2024	1.50%	to	2.60%	18,485	46.85	to	36.32	799,266	0.00%	11.14%	to	9.89%
2023	1.50%	to	2.60%	20,938	42.15	to	33.05	813,791	0.35%	11.99%	to	10.74%
2022	1.50%	to	2.60%	21,423	37.64	to	29.84	746,576	0.29%	-20.20%	to	-21.09%
2021	1.50%	to	2.60%	22,556	47.17	to	37.82	989,299	0.00%	28.55%	to	27.12%

SCGF
2025	0.95%	to	2.20%	389,532	64.63	to	46.06	24,053,599	0.00%	15.25%	to	13.80%
2024	0.95%	to	2.20%	361,918	50.12	to	40.48	19,407,430	0.00%	19.61%	to	18.53%
2023	0.95%	to	2.20%	388,099	46.71	to	34.15	17,320,056	0.00%	16.37%	to	14.89%
2022	0.95%	to	2.20%	430,055	40.14	to	29.72	16,529,431	0.00%	-31.03%	to	-31.90%
2021	0.95%	to	2.20%	465,915	58.20	to	43.64	25,985,962	0.00%	9.25%	to	7.88%

SCGF2
2025	1.50%	to	2.20%	7,158	39.15	to	33.07	263,518	0.00%	14.34%	to	13.52%
2024	1.50%	to	2.20%	7,087	34.24	to	29.13	228,623	0.00%	19.10%	to	18.25%
2023	1.50%	to	2.20%	7,160	28.75	to	24.63	192,376	0.00%	15.41%	to	14.59%
2022	1.50%	to	2.60%	7,895	24.91	to	19.75	183,896	0.00%	-31.55%	to	-32.31%
2021	1.50%	to	2.60%	8,671	36.39	to	29.18	296,188	0.00%	8.39%	to	7.18%

SCVF
2025	0.95%	to	2.15%	626,887	73.64	to	52.37	50,957,792	1.28%	1.20%	to	-0.03%
2024	0.95%	to	2.15%	707,087	72.77	to	52.38	56,916,858	0.73%	5.10%	to	4.23%
2023	0.95%	to	2.15%	792,897	68.96	to	50.26	60,661,937	0.42%	16.34%	to	14.93%
2022	0.95%	to	2.15%	858,196	59.28	to	43.73	56,518,677	0.33%	-13.74%	to	-14.78%
2021	0.95%	to	2.20%	945,980	68.72	to	50.73	72,396,256	0.00%	30.80%	to	29.14%

SCVF2
2025	1.50%	to	2.60%	7,848	36.01	to	27.61	249,645	1.15%	0.34%	to	-0.78%
2024	1.50%	to	2.60%	8,555	35.89	to	27.82	274,287	0.67%	4.70%	to	3.52%
2023	1.50%	to	2.60%	9,344	34.28	to	26.88	288,858	0.20%	15.40%	to	14.12%
2022	1.50%	to	2.60%	12,004	29.71	to	23.55	321,715	0.11%	-14.46%	to	-15.42%
2021	1.50%	to	2.60%	14,579	34.73	to	27.85	461,453	0.00%	29.61%	to	28.16%

TRF
2025	0.95%	to	2.20%	1,514,118	50.73	to	31.69	84,108,538	0.91%	14.91%	to	13.93%
2024	0.95%	to	2.20%	1,726,502	44.15	to	27.82	83,220,017	1.04%	12.13%	to	11.14%
2023	0.95%	to	2.20%	1,942,872	43.87	to	25.03	83,210,157	1.30%	7.25%	to	5.90%
2022	0.95%	to	2.20%	2,172,678	40.91	to	23.64	86,808,048	1.14%	-9.31%	to	-10.45%
2021	0.95%	to	2.20%	2,410,217	40.84	to	26.40	106,253,890	0.75%	20.74%	to	19.20%

TRF2

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.50%	to	2.60%	7,477	43.46	to	33.32	300,713	0.73%	14.47%	to	13.20%
2024	1.50%	to	2.60%	5,695	37.97	to	29.43	196,763	0.79%	11.62%	to	10.37%
2023	1.50%	to	2.60%	7,210	34.01	to	26.67	225,606	1.12%	6.42%	to	5.23%
2022	1.50%	to	2.60%	7,318	31.96	to	25.34	215,825	0.77%	-10.03%	to	-11.03%
2021	1.50%	to	2.60%	10,285	35.53	to	28.49	333,590	0.51%	19.75%	to	18.42%

AMCG
2025	1.60%	to	1.75%	1,443	72.97	to	50.26	75,673	0.00%	3.76%	to	3.60%
2024	1.60%	to	1.75%	1,532	70.33	to	48.51	77,373	0.00%	22.03%	to	21.84%
2023	1.60%	to	1.75%	3,233	57.63	to	39.82	133,608	0.00%	16.26%	to	16.09%
2022	1.60%	to	1.75%	3,315	49.57	to	34.30	119,006	0.00%	-29.87%	to	-29.98%
2021	1.60%	to	1.75%	5,749	70.69	to	48.99	296,302	0.00%	11.18%	to	11.01%

AMMCGS
2025	0.95%	to	2.20%	47,575	24.10	to	21.18	1,111,559	0.00%	4.23%	to	2.92%
2024	0.95%	to	2.20%	42,450	23.12	to	20.58	958,034	0.00%	22.13%	to	21.02%
2023	0.95%	to	2.20%	49,762	19.43	to	17.01	917,829	0.00%	16.30%	to	15.38%
2022	0.95%	to	2.20%	42,415	16.14	to	14.74	667,824	0.00%	-29.50%	to	-30.39%
2021	0.95%	to	2.20%	63,736	22.90	to	21.18	1,431,677	0.00%	11.65%	to	10.24%

AMSRS
2025	0.95%	to	1.80%	102,412	64.98	to	53.92	6,482,945	0.00%	12.66%	to	11.70%
2024	0.95%	to	1.80%	115,785	57.68	to	48.27	6,527,702	0.22%	24.64%	to	23.57%
2023	0.95%	to	1.80%	129,390	46.28	to	39.06	5,820,921	0.34%	25.70%	to	24.62%
2022	0.95%	to	1.80%	144,334	36.81	to	31.35	5,175,745	0.44%	-19.23%	to	-19.92%
2021	0.95%	to	1.80%	153,577	45.58	to	39.14	6,826,693	0.38%	22.30%	to	21.26%

AMTB
2025	0.95%	to	2.20%	662,090	12.53	to	9.39	7,907,802	5.27%	4.71%	to	3.39%
2024	0.95%	to	2.20%	619,319	11.96	to	9.09	7,092,380	5.44%	5.08%	to	3.75%
2023	0.95%	to	2.20%	719,939	11.39	to	8.76	7,862,735	4.38%	4.90%	to	3.58%
2022	0.95%	to	2.20%	825,113	10.85	to	8.46	8,600,095	3.70%	-6.08%	to	-7.27%
2021	0.95%	to	2.20%	892,456	11.56	to	9.12	9,942,525	2.68%	-0.22%	to	-1.48%

NAACV
2025	0.95%	to	1.15%	5,605	37.80	to	36.33	206,344	4.16%	11.80%	to	11.54%
2024	0.95%	to	1.15%	7,614	33.81	to	32.57	250,925	0.00%	23.81%	to	22.57%	*****

NADCV
2025	0.95%	to	1.25%	33,469	38.88	to	36.64	1,257,762	5.43%	6.32%	to	5.99%
2024	0.95%	to	1.25%	36,276	36.57	to	34.57	1,284,726	0.00%	26.57%	to	24.57%	*****

NALG
2025	1.10%	to	1.25%	2,467	64.24	to	62.36	155,738	7.25%	15.73%	to	15.57%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.10%	to	1.25%	3,210	55.51	to	53.96	175,944	0.00%	45.51%	to	43.96%	*****

NAMG
2025	0.95%	to	1.15%	4,914	37.02	to	35.59	176,977	8.53%	1.20%	to	1.02%
2024	0.95%	to	1.15%	4,215	36.58	to	35.23	150,233	0.00%	26.58%	to	25.23%	*****

NASCV
2025	0.95%	to	1.20%	15,277	34.73	to	33.05	512,418	3.92%	2.33%	to	2.04%
2024	0.95%	to	1.20%	17,682	33.94	to	32.39	581,138	0.00%	23.94%	to	22.39%	*****

NASG
2025	1.10%	to	1.15%	1,156	31.91	to	31.59	36,836	6.34%	5.35%	to	5.26%
2024	1.10%	to	1.15%	1,246	30.29	to	30.01	37,657	0.00%	20.29%	to	20.01%	*****

NAWEI
2025	1.10%	to	1.40%	9,137	27.69	to	11.79	238,461	2.99%	21.45%	to	20.22%
2024	1.10%	to	1.15%	16,038	22.80	to	22.59	364,845	0.00%	12.80%	to	12.59%	*****

DWVSVS
2025	0.95%	to	1.75%	89,021	25.19	to	22.74	2,192,001	0.96%	6.80%	to	5.94%
2024	0.95%	to	1.75%	103,391	23.59	to	21.46	2,388,977	1.00%	9.96%	to	9.07%
2023	0.95%	to	1.75%	120,158	21.45	to	19.68	2,531,490	0.62%	8.06%	to	7.19%
2022	0.95%	to	1.75%	129,614	19.85	to	18.36	2,531,150	0.56%	-13.19%	to	-13.89%
2021	0.95%	to	1.75%	142,393	22.87	to	21.32	3,208,121	0.63%	32.74%	to	31.67%

WRASP
2025	0.95%	to	2.25%	825,398	53.26	to	37.51	42,229,081	1.20%	15.56%	to	14.04%
2024	0.95%	to	2.25%	969,374	46.09	to	32.89	43,032,396	1.81%	11.36%	to	9.89%
2023	0.95%	to	2.25%	1,131,058	41.38	to	29.93	45,137,738	2.08%	12.86%	to	11.38%
2022	0.95%	to	2.25%	1,243,542	36.67	to	26.87	43,999,189	1.53%	-15.55%	to	-16.66%
2021	0.95%	to	2.25%	1,366,338	43.42	to	32.24	57,299,516	1.54%	9.39%	to	7.96%

WRBDP
2025	0.95%	to	2.25%	1,183,907	19.53	to	13.61	22,290,421	5.16%	5.47%	to	4.08%
2024	0.95%	to	2.25%	1,313,208	18.52	to	13.07	23,461,289	2.98%	1.47%	to	0.13%
2023	0.95%	to	2.25%	1,355,331	18.25	to	13.05	23,875,801	2.77%	6.16%	to	4.77%
2022	0.95%	to	2.25%	1,461,295	17.19	to	12.46	24,261,485	2.48%	-16.59%	to	-17.68%
2021	0.95%	to	2.25%	1,617,707	20.61	to	15.14	32,258,294	1.99%	-1.79%	to	-3.08%

WRCEP
2025	0.95%	to	2.25%	1,220,461	62.54	to	45.09	73,835,343	0.16%	14.20%	to	12.71%
2024	0.95%	to	2.25%	1,402,456	54.76	to	40.01	74,348,395	0.35%	24.49%	to	22.84%
2023	0.95%	to	2.25%	1,622,321	43.99	to	32.57	69,169,203	0.38%	22.35%	to	20.75%
2022	0.95%	to	2.25%	1,847,851	35.95	to	26.97	64,405,470	0.23%	-18.11%	to	-19.18%
2021	0.95%	to	2.25%	2,109,236	43.90	to	33.37	89,887,570	0.54%	27.72%	to	26.04%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

WRENG
2025	0.95%	to	1.80%	104,278	10.50	to	8.86	1,063,734	1.02%	10.83%	to	9.87%
2024	0.95%	to	1.80%	128,738	9.48	to	8.07	1,186,774	2.91%	-6.50%	to	-7.31%
2023	0.95%	to	1.80%	163,314	10.13	to	8.70	1,610,647	3.16%	3.03%	to	2.15%
2022	0.95%	to	1.80%	185,316	9.84	to	8.52	1,777,416	2.95%	49.05%	to	47.77%
2021	0.95%	to	1.80%	206,560	6.60	to	5.76	1,331,772	1.43%	40.65%	to	39.44%

WRGNR
2025	0.95%	to	2.25%	158,476	16.32	to	12.43	2,498,351	0.00%	36.45%	to	34.66%
2024	0.95%	to	2.25%	191,652	11.96	to	9.23	2,217,639	5.45%	-1.53%	to	-2.83%
2023	0.95%	to	2.25%	209,326	12.15	to	9.50	2,464,225	2.60%	0.62%	to	-0.69%
2022	0.95%	to	2.25%	229,128	12.07	to	9.57	2,683,095	1.66%	16.66%	to	15.13%
2021	0.95%	to	2.25%	271,512	10.35	to	8.31	2,730,313	1.64%	25.48%	to	23.83%

WRGP
2025	0.95%	to	2.25%	1,438,314	72.21	to	53.21	100,197,411	0.00%	7.38%	to	5.97%
2024	0.95%	to	2.25%	1,617,608	67.24	to	50.21	105,071,970	0.00%	22.71%	to	21.09%
2023	0.95%	to	2.25%	1,890,095	54.80	to	41.47	100,224,696	0.00%	36.62%	to	34.83%
2022	0.95%	to	2.25%	2,130,588	40.11	to	30.76	82,720,532	0.00%	-27.88%	to	-28.83%
2021	0.95%	to	2.25%	2,452,487	55.62	to	43.21	132,179,684	0.00%	28.79%	to	27.10%

WRHIP
2025	0.95%	to	2.25%	669,280	38.95	to	27.76	25,118,994	6.57%	6.15%	to	4.75%
2024	0.95%	to	2.25%	760,714	36.69	to	26.50	26,968,615	6.46%	5.18%	to	3.79%
2023	0.95%	to	2.25%	862,998	34.88	to	25.53	29,140,730	6.30%	10.69%	to	9.24%
2022	0.95%	to	2.25%	951,370	31.52	to	23.37	29,052,990	6.60%	-11.81%	to	-12.96%
2021	0.95%	to	2.25%	1,068,120	35.74	to	26.85	37,034,951	5.85%	5.05%	to	3.68%

WRI2P
2025	0.95%	to	1.80%	228,123	32.47	to	26.94	7,234,131	0.40%	22.99%	to	21.94%
2024	0.95%	to	1.80%	274,576	26.40	to	22.09	7,093,950	1.27%	2.80%	to	1.91%
2023	0.95%	to	1.80%	300,301	25.68	to	21.68	7,558,940	1.61%	14.53%	to	13.55%
2022	0.95%	to	1.80%	328,758	22.42	to	19.09	7,227,472	2.30%	-15.11%	to	-15.84%
2021	0.95%	to	1.85%	348,851	26.42	to	22.48	9,045,227	1.04%	13.09%	to	12.07%

WRIP
2025	0.95%	to	2.25%	607,103	39.30	to	27.93	23,007,306	0.20%	16.81%	to	15.27%
2024	0.95%	to	2.25%	700,161	33.65	to	24.23	22,730,739	1.03%	15.97%	to	14.44%
2023	0.95%	to	2.25%	570,808	29.01	to	21.17	15,985,592	0.08%	18.85%	to	17.30%
2022	0.95%	to	2.25%	636,694	24.41	to	18.05	15,012,719	0.78%	-18.34%	to	-19.41%
2021	0.95%	to	2.25%	709,129	29.90	to	22.40	20,479,962	0.06%	16.74%	to	15.21%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

WRLTBP
2025	0.95%	to	1.85%	436,156	11.47	to	10.03	4,903,442	4.39%	3.70%	to	2.76%
2024	0.95%	to	1.85%	451,101	11.06	to	9.76	4,895,453	4.36%	3.34%	to	2.39%
2023	0.95%	to	1.85%	403,969	10.70	to	9.53	4,248,669	1.72%	3.85%	to	2.90%
2022	0.95%	to	1.85%	429,266	10.31	to	9.26	4,349,135	1.32%	-5.21%	to	-6.07%
2021	0.95%	to	1.85%	402,902	10.87	to	9.86	4,305,195	1.52%	-1.43%	to	-2.33%

WRMCG
2025	0.95%	to	2.25%	223,261	58.01	to	44.20	12,611,279	0.00%	0.22%	to	-1.10%
2024	0.95%	to	2.25%	251,772	57.88	to	44.69	14,217,035	0.00%	1.23%	to	-0.11%
2023	0.95%	to	2.25%	295,069	57.18	to	44.74	16,473,408	0.00%	18.48%	to	16.93%
2022	0.95%	to	2.25%	326,607	48.26	to	38.26	15,408,129	0.00%	-31.45%	to	-32.35%
2021	0.95%	to	2.25%	343,769	70.40	to	56.55	23,676,512	0.00%	15.25%	to	13.74%

WRSCP
2025	0.95%	to	2.25%	632,006	43.13	to	32.16	26,345,198	0.00%	12.32%	to	10.84%
2024	0.95%	to	2.25%	720,254	38.40	to	29.01	26,738,273	0.00%	13.17%	to	11.68%
2023	0.95%	to	2.25%	837,978	33.93	to	25.98	27,501,522	0.00%	11.96%	to	10.50%
2022	0.95%	to	2.25%	931,233	30.30	to	23.51	27,319,252	0.00%	-27.46%	to	-28.41%
2021	0.95%	to	2.25%	1,005,670	41.78	to	32.84	40,737,501	0.94%	3.00%	to	1.65%

WRSCV
2025	0.95%	to	1.80%	101,719	46.60	to	38.66	4,611,856	0.15%	7.35%	to	6.43%
2024	0.95%	to	1.80%	110,546	43.41	to	36.33	4,677,668	0.31%	13.17%	to	12.19%
2023	0.95%	to	1.80%	126,467	38.36	to	32.38	4,730,897	0.21%	14.57%	to	13.59%
2022	0.95%	to	1.80%	136,519	33.48	to	28.51	4,450,132	0.00%	-15.62%	to	-16.34%
2021	0.95%	to	1.85%	145,188	39.68	to	33.77	5,617,988	0.00%	19.63%	to	18.55%

WRSTP
2025	0.95%	to	2.25%	604,700	120.53	to	94.15	70,163,858	0.00%	32.10%	to	30.37%
2024	0.95%	to	2.25%	727,104	91.24	to	72.21	63,953,224	0.00%	29.35%	to	27.64%
2023	0.95%	to	2.25%	834,334	70.54	to	56.58	56,812,435	0.00%	37.75%	to	35.95%
2022	0.95%	to	2.25%	937,241	51.21	to	41.62	46,352,157	0.00%	-32.49%	to	-33.37%
2021	0.95%	to	2.25%	998,929	75.85	to	62.46	73,319,209	0.00%	14.07%	to	12.58%

PMVAAD
2025	0.95%	to	1.45%	133,833	16.38	to	15.29	2,151,833	4.51%	13.11%	to	12.54%
2024	0.95%	to	1.45%	149,581	14.48	to	13.58	2,131,996	6.28%	2.59%	to	2.06%
2023	0.95%	to	1.45%	179,879	14.12	to	13.31	2,500,252	2.83%	6.99%	to	6.46%
2022	0.95%	to	1.65%	189,290	13.20	to	12.23	2,460,915	7.50%	-12.70%	to	-13.32%
2021	0.95%	to	1.65%	205,097	15.12	to	14.11	3,059,421	11.02%	14.94%	to	14.13%

PMVEBD

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.75%	56,696	13.87	to	12.62	773,743	6.80%	13.78%	to	12.86%
2024	0.95%	to	1.75%	44,926	12.19	to	11.18	539,590	6.33%	6.39%	to	5.53%
2023	0.95%	to	1.75%	53,794	11.46	to	10.60	608,664	5.61%	9.96%	to	9.07%
2022	0.95%	to	1.75%	67,863	10.42	to	9.71	699,076	4.71%	-16.60%	to	-17.27%
2021	0.95%	to	1.75%	79,721	12.50	to	11.74	984,022	4.39%	-3.57%	to	-4.35%

PMVFAD
2025	0.95%	to	1.55%	47,406	11.06	to	10.00	510,635	3.40%	8.98%	to	8.32%
2024	0.95%	to	1.50%	49,083	10.15	to	9.30	486,286	3.24%	-4.42%	to	-4.95%
2023	0.95%	to	1.50%	64,856	10.62	to	9.79	672,933	2.42%	5.11%	to	4.52%
2022	0.95%	to	1.50%	71,045	10.10	to	9.36	701,527	1.44%	-19.83%	to	-20.28%
2021	0.95%	to	1.60%	102,808	12.60	to	11.59	1,266,911	5.66%	-8.49%	to	-9.09%

PMVFHV
2025	0.95%	to	1.20%	1,914	10.75	to	10.70	20,532	3.39%	2.86%	to	2.60%
2024	0.95%			1,661	10.45			17,356	2.20%	4.50%			*****

PMVIV
2024	0.95%	to	1.15%	41,517	10.99	to	10.96	456,106	5.74%	4.30%	to	4.09%
2023	0.95%	to	1.15%	24,523	10.54	to	10.53	258,450	3.29%	5.40%	to	5.26%	*****

PMVLAD
2025	0.95%	to	2.05%	1,114,332	12.61	to	10.47	13,596,142	3.84%	4.41%	to	3.25%
2024	0.95%	to	2.05%	1,120,867	12.07	to	10.14	13,113,161	3.89%	3.40%	to	2.24%
2023	0.95%	to	2.05%	1,190,534	11.68	to	9.91	13,500,643	3.50%	3.88%	to	2.73%
2022	0.95%	to	2.05%	1,455,224	11.24	to	9.65	15,929,053	1.57%	-6.74%	to	-7.77%
2021	0.95%	to	2.05%	1,547,082	12.05	to	10.46	18,188,455	0.42%	-1.97%	to	-3.05%

PMVRA
2024	0.95%	to	1.10%	3,053	10.28	to	10.27	31,362	0.67%	2.80%	to	2.69%	*****

PMVRRA
2025	0.95%	to	1.25%	32,487	16.93	to	15.96	534,211	15.17%	6.81%	to	6.54%
2024	0.95%	to	1.25%	34,605	15.85	to	14.98	533,629	2.67%	1.15%	to	0.88%
2023	0.95%	to	1.25%	36,435	15.67	to	14.85	556,805	2.95%	2.69%	to	2.34%
2022	0.95%	to	1.25%	42,464	15.26	to	14.51	632,488	6.95%	-12.70%	to	-13.01%
2021	0.95%	to	1.25%	38,595	17.48	to	16.68	659,373	4.92%	4.55%	to	4.32%

PMVSTA
2025	0.95%	to	1.80%	504,217	11.82	to	10.88	5,869,788	4.38%	3.57%	to	2.69%
2024	0.95%	to	1.80%	533,141	11.41	to	10.59	5,995,789	4.90%	4.94%	to	4.03%
2023	0.95%	to	1.80%	405,311	10.88	to	10.18	4,349,934	4.38%	4.80%	to	3.91%
2022	0.95%	to	1.80%	429,733	10.38	to	9.80	4,410,761	1.49%	-1.21%	to	-2.06%
2021	0.95%	to	1.80%	397,752	10.50	to	10.00	4,138,681	1.02%	-1.10%	to	-1.95%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PVEIB
2025	0.95%	to	1.60%	144,252	25.22	to	24.30	3,624,688	1.46%	19.21%	to	18.42%
2024	0.95%	to	1.60%	154,239	21.16	to	20.52	3,255,085	1.01%	18.00%	to	17.23%
2023	0.95%	to	1.60%	136,614	17.93	to	17.50	2,444,050	1.96%	14.57%	to	13.82%
2022	0.95%	to	1.40%	113,363	15.65	to	15.46	1,772,043	1.24%	-4.05%	to	-4.48%
2021	0.95%	to	1.55%	58,227	16.31	to	16.14	949,929	0.81%	26.09%	to	25.33%

PVGPB
2025	0.95%	to	1.40%	19,614	12.62	to	12.52	246,735	1.76%	12.87%	to	12.36%
2024	0.95%	to	1.65%	30,805	11.18	to	11.13	343,997	0.00%	11.78%	to	11.25%	*****

PVIGIB
2025	0.95%	to	1.40%	41,191	23.25	to	22.65	954,548	1.28%	33.40%	to	32.79%
2024	0.95%	to	1.40%	43,834	17.43	to	17.06	762,397	1.92%	4.21%	to	3.73%
2023	0.95%	to	1.40%	45,453	16.72	to	16.45	759,210	1.33%	17.56%	to	17.02%
2022	0.95%	to	1.40%	51,791	14.22	to	14.05	736,190	1.34%	-7.69%	to	-8.11%
2021	0.95%	to	1.25%	21,997	15.41	to	15.33	338,509	1.18%	13.85%	to	13.50%

PVNOB
2025	1.00%	to	1.55%	5,464	15.46	to	15.23	84,152	0.83%	9.59%	to	8.98%
2024	0.95%	to	1.20%	7,943	14.12	to	14.06	112,056	0.13%	21.85%	to	21.54%
2023	1.10%	to	1.20%	935	11.58	to	11.57	10,818	0.00%	15.76%	to	15.68%	*****

PVTIGB
2025	0.95%	to	1.40%	19,888	20.25	to	19.38	397,449	0.01%	36.38%	to	35.76%
2024	0.95%	to	1.40%	34,712	14.85	to	14.27	507,120	2.10%	1.99%	to	1.52%
2023	0.95%	to	1.40%	39,743	14.56	to	14.06	570,152	0.04%	17.38%	to	16.85%
2022	0.95%	to	1.35%	19,336	12.40	to	12.07	237,224	1.52%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	7,686	14.69	to	14.36	112,011	1.37%	7.79%	to	7.35%

ROCMC
2025	0.95%	to	1.20%	10,406	28.24	to	26.88	283,584	0.00%	12.82%	to	12.56%
2024	0.95%	to	1.20%	12,130	25.03	to	23.88	293,735	0.00%	12.60%	to	12.27%
2023	0.95%	to	1.25%	12,774	22.23	to	21.08	275,179	0.00%	17.62%	to	17.31%
2022	0.95%	to	1.25%	13,344	18.90	to	17.97	244,633	0.00%	-23.17%	to	-23.40%
2021	0.95%	to	1.25%	16,609	24.60	to	23.46	396,966	0.00%	28.80%	to	28.34%

TRHS2
2025	0.95%	to	2.60%	306,324	67.78	to	52.10	20,304,391	0.00%	16.69%	to	14.74%
2024	0.95%	to	2.60%	398,949	58.09	to	45.41	22,692,118	0.00%	0.45%	to	-1.23%
2023	0.95%	to	2.60%	451,459	57.83	to	45.98	25,552,644	0.00%	1.71%	to	0.02%
2022	0.95%	to	2.60%	535,695	56.86	to	45.97	29,847,528	0.00%	-13.52%	to	-14.95%
2021	0.95%	to	2.60%	631,492	65.74	to	54.05	40,765,240	0.00%	11.76%	to	9.90%

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units******	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

TRMCG2
2025	0.95%	to	1.30%	36,937	12.35	to	12.24	454,583	0.00%	2.31%	to	1.95%
2024	0.95%	to	1.30%	35,865	12.07	to	12.00	431,968	0.00%	7.99%	to	7.61%
2023	0.95%	to	1.30%	27,508	11.18	to	11.15	307,129	0.00%	11.79%	to	11.53%	*****

VWEM
2025	0.95%	to	1.20%	5,210	36.42	to	71.59	363,655	0.86%	28.69%	to	28.37%
2024	0.95%	to	1.85%	170,982	28.30	to	30.76	6,139,356	1.66%	0.24%	to	-0.67%
2023	0.95%	to	2.25%	188,677	28.23	to	17.84	6,736,011	3.43%	8.73%	to	7.31%
2022	0.95%	to	2.25%	231,588	25.97	to	16.63	7,490,413	0.28%	-25.09%	to	-26.07%
2021	0.95%	to	2.25%	265,493	34.66	to	22.49	11,536,217	0.90%	-12.72%	to	-13.85%

VWHA
2025	0.95%	to	2.60%	103,330	34.47	to	30.01	4,114,110	2.72%	35.18%	to	32.94%
2024	0.95%	to	2.60%	112,112	25.50	to	22.57	3,329,909	2.53%	-3.76%	to	-5.37%
2023	0.95%	to	2.60%	129,370	26.49	to	23.85	3,980,973	2.80%	-4.50%	to	-6.09%
2022	0.95%	to	2.60%	141,524	27.74	to	25.40	4,575,665	1.62%	7.37%	to	5.58%
2021	0.95%	to	2.60%	159,196	25.84	to	24.06	4,797,281	0.43%	17.78%	to	15.83%

VWHAS
2025	0.95%	to	2.05%	355,253	10.94	to	9.39	3,815,711	2.49%	34.88%	to	33.38%
2024	0.95%	to	2.05%	377,892	8.11	to	7.04	3,009,783	2.38%	-4.01%	to	-5.09%
2023	0.95%	to	2.20%	407,416	8.45	to	7.29	3,384,819	2.39%	-4.75%	to	-5.95%
2022	0.95%	to	2.20%	724,806	8.88	to	7.75	6,327,075	1.41%	7.10%	to	5.75%
2021	0.95%	to	2.20%	611,414	8.29	to	7.33	4,993,014	0.31%	17.55%	to	16.07%

PIVF2
2025	0.95%	to	1.55%	16,055	13.71	to	13.57	219,590	0.23%	21.91%	to	21.17%
2024	0.95%	to	1.35%	8,467	11.24	to	11.21	95,123	0.26%	12.44%	to	12.14%	*****

VRVDRA
2025	0.95%	to	1.40%	22,461	13.50	to	13.10	301,852	2.39%	-0.23%	to	-0.69%
2024	0.95%	to	1.40%	16,940	13.53	to	13.19	228,102	1.65%	9.86%	to	9.36%
2023	0.95%	to	1.40%	31,412	12.32	to	12.06	383,854	1.54%	9.98%	to	9.48%
2022	0.95%	to	1.40%	40,451	11.20	to	11.02	450,466	0.81%	-26.79%	to	-27.12%
2021	0.95%	to	1.40%	71,136	15.30	to	15.12	1,085,199	1.06%	45.02%	to	44.37%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

******	If zero units are listed, there is ownership of the fund, however it is less than one full unit.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.